UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21638

JPMorgan Institutional Trust

(Exact name of registrant as specified in charter)

277 Park Avenue

New York, NY 10172

(Address of principal executive offices) (Zip code)

Gregory S. Samuels

277 Park Avenue

New York, NY 10172

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (800) 343-1113

Date of fiscal year end: Last day of February

Date of reporting period: March 1, 2020 through August 31, 2020

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).

Semi-Annual Report

JPMorgan Institutional Trust Funds

August 31, 2020 (Unaudited)

JPMorgan Core Bond Trust

JPMorgan Intermediate Bond Trust

Investments in a Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when a Fund’s share price is lower than when you invested.

Past performance is no guarantee of future performance. The general market views expressed in this report are opinions based on market and other conditions through the end of the reporting period and are subject to change without notice. These views are not intended to predict the future performance of a Fund or the securities markets. References to specific securities and their issuers are for illustrative purposes only and are not intended to be, and should not be interpreted as, recommendations to purchase or sell such securities. Such views are not meant as investment advice and may not be relied on as an indication of trading intent on behalf of any Fund.

This report is intended for distribution only to accredited investors. Distribution of this document to anyone other than the intended user is expressly prohibited. This document may not be copied, faxed or otherwise distributed to the general public.

LETTER TO SHAREHOLDERS

OCTOBER 23, 2020 (Unaudited)

Dear Shareholders,

Even as the U.S. economy has endured a severe contraction since the start of the pandemic, financial markets have generally rebounded from lows seen in March 2020 amid unprecedented support from the Federal Reserve (the “Fed”) and investor optimism about efforts to contain the spread of COVID-19.

“Throughout this tumultuous year, J.P. Morgan Asset Management has responded to unprecedented conditions by continuing to seek to provide our clients with effective investment solutions and dependable service.”

— Andrea L. Lisher

In response to an acute sell-off in financial markets in February and March 2020, the Fed unveiled an array of lending and asset purchasing programs designed to head off a liquidity crisis in credit markets and maintain the flow of credit to the public and private sectors. The Fed also slashed interest rates in March 2020, as jobless claims spiked to record highs, which helped to bolster equity markets. In the following months, financial market volatility subsided and asset prices generally began to rebound, though global oil prices remained at historically low levels amid a steep drop off in demand and slower economic activity. For the six months ended August 31, 2020, the S&P 500 Index returned 19.6% and the Bloomberg Barclays U.S. Aggregate Index returned 2.9%.

Our long-term view remains one of cautious optimism, but we recognize the near-term risks stemming from uncertainty surrounding additional fiscal support and efforts to contain COVID-19. The pace of economic activity looks set to slow into the end of the year as services remain under pressure, and additional stimulus may be required to keep the economy on track in 2021. That said, volatility in financial markets could begin to recede as the results of the November 3rd election provide clarity on the contours of the political landscape going forward. Throughout this tumultuous year, J.P. Morgan Asset Management has responded to unprecedented conditions by continuing to seek to provide our clients with effective investment solutions and dependable service.

On behalf of J.P. Morgan Asset Management, thank you for entrusting us to manage your investment. Should you have any questions, please visit www.jpmorganfunds.com or contact the J.P. Morgan Funds Service Center at 1-800-480-4111.

Sincerely yours,

Andrea L. Lisher

Head of Americas, Client

J.P. Morgan Asset Management

AUGUST 31, 2020	JPMORGAN INSTITUTIONAL TRUST FUNDS	1

JPMorgan Institutional Trust Funds

MARKET OVERVIEW

SIX MONTHS ENDED AUGUST 31, 2020 (Unaudited)

The reporting period began amid a steep sell-off in global financial markets as COVID-19 was declared a pandemic and economic activity was sharply curtailed. However, from April through the end of August 2020, financial markets largely rebounded amid unprecedented support from leading central banks and the efforts of national governments to both provide fiscal stimulus and limit the spread of the novel coronavirus.

Investor uncertainty about the impact of the global response to the pandemic led to a sharp decline in global asset prices in March 2020 and increased demand for U.S. Treasury bonds and sovereign debt from other developed market nations. A potential liquidity crisis in U.S. credit markets was headed off by the U.S. Federal Reserve, which slashed interest rates and unleashed an array of programs in mid-March designed to ensure the flow of credit in the private and public sectors. Globally, leading central banks also responded with lower interest rates and/or asset purchasing programs.

In the subsequent months, bond markets recovered somewhat and issuance of new bonds increased. Investment grade corporate debt and high yield debt (also known as “junk bonds”) rallied as investors sought higher yields amid falling interest rates and low yields on U.S. Treasury bonds. While emerging markets debt also rebounded somewhat during the reporting period, select emerging market nations were hurt by a record drop in global oil prices and others faced rising pandemic infection rates. Overall, higher quality bonds outperformed lower quality debt and bonds of shorter duration underperformed longer duration bonds. Generally, bonds of longer duration experience a larger increase in price when interest rates fall. For the six months ended August 31, 2020, the Bloomberg Barclays U.S. Aggregate Index returned 2.98% and the Bloomberg Barclays Multiverse Index returned 3.98%.

2	JPMORGAN INSTITUTIONAL TRUST FUNDS	AUGUST 31, 2020

JPMorgan Core Bond Trust

FUND COMMENTARY

SIX MONTHS ENDED AUGUST 31, 2020 (Unaudited)

REPORTING PERIOD RETURN:
Fund*	2.89%
Bloomberg Barclays U.S. Aggregate Index	2.98%

Net Assets as of 8/31/2020 (In Thousands)	$1,960,996
Duration as of 8/31/2020	6.1 years

INVESTMENT OBJECTIVE**

The JPMorgan Core Bond Trust (the “Fund”) seeks to maximize total return by investing primarily in a diversified portfolio of intermediate- and long-term debt securities.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

For the six months ended August 31, 2020, the Fund underperformed the Bloomberg Barclays U.S. Aggregate Index (the “Benchmark”).

Relative to the Benchmark, the Fund’s underweight allocation to U.S. Treasury bonds was a leading detractor from performance. The Fund’s overweight allocation to non-agency mortgage-backed securities and commercial mortgage-backed securities also detracted from relative performance.

The Fund’s longer overall duration and overweight allocation to the 10-year portion of the yield curve were leading contributors to relative performance. Generally, bonds with longer duration will experience a greater increase in price compared with shorter duration bonds when interest rates decline. The yield curve shows the relationship between yields and maturity dates for a set of similar bonds at a given point in time. The Fund’s overweight allocation to agency mortgage-backed securities, particularly its allocation to residential agency passthrough mortgage-backed securities, also contributed to relative performance.

HOW WAS THE FUND POSITIONED?

The Fund’s portfolio managers continued to focus on security selection and relative value, which seeks to exploit pricing discrepancies between individual securities or market sectors. The portfolio managers used bottom-up fundamental research to construct, in their view, a portfolio of undervalued fixed income securities. At the end of the reporting period, the Fund was underweight in U.S. Treasury securities and overweight in commercial mortgage-backed securities relative to the Benchmark.

PORTFOLIO COMPOSITION***
Corporate Bonds	29.0%
U.S. Treasury Obligations	22.4
Mortgage-Backed Securities	17.3
Collateralized Mortgage Obligations	12.8
Asset-Backed Securities	10.1
Commercial Mortgage-Backed Securities	3.8
Others (each less than 1.0%)	2.0
Short-Term Investments	2.6

*	The return shown is based on net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
***	Percentages indicated are based on total investments as of August 31, 2020. The Fund’s portfolio composition is subject to change.

AUGUST 31, 2020	JPMORGAN INSTITUTIONAL TRUST FUNDS	3

JPMorgan Core Bond Trust

FUND COMMENTARY

SIX MONTHS ENDED AUGUST 31, 2020 (Unaudited) (continued)

AVERAGE ANNUAL TOTAL RETURNS AS OF AUGUST 31, 2020

INCEPTION DATE OF FUND	6 MONTH*	1 YEAR	5 YEAR	10 YEAR
February 7, 2005	2.89%	6.37%	4.75%	4.30%

*	Not annualized

TEN YEAR PERFORMANCE (8/31/10 TO 8/31/20)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown.

The graph illustrates comparative performance for $10,000,000 invested in the JPMorgan Core Bond Trust and the Bloomberg Barclays U.S. Aggregate Index from August 31, 2010 to August 31, 2020. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Bloomberg Barclays U.S. Aggregate Index does not reflect the deduction of expenses associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The Bloomberg Barclays U.S. Aggregate Index is an unmanaged index that represents securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. Investors cannot invest directly in an index.

The Fund’s shares have a $10,000,000 minimum investment.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

4	JPMORGAN INSTITUTIONAL TRUST FUNDS	AUGUST 31, 2020

JPMorgan Intermediate Bond Trust

FUND COMMENTARY

SIX MONTHS ENDED AUGUST 31, 2020 (Unaudited)

REPORTING PERIOD RETURN:
Fund*	2.68%
Bloomberg Barclays Intermediate U.S. Government/Credit Index	3.00%

Net Assets as of 8/31/2020 (In Thousands)	$138,949
Duration as of 8/31/2020	3.8 years

INVESTMENT OBJECTIVE**

The JPMorgan Intermediate Bond Trust (the “Fund”) seeks current income consistent with the preservation of capital by investing in high- and medium-grade fixed income securities with intermediate maturities.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

For the six months ended August 31, 2020, the Fund underperformed the Bloomberg Barclays Intermediate U.S. Government/Credit Index (the “Benchmark”).

Relative to the Benchmark, the Fund’s shorter overall duration was a leading detractor from performance. Generally, bonds with shorter duration will experience a smaller increase in price compared with longer duration bonds when interest rates decline. The Fund’s out-of-Benchmark allocation to non-agency mortgage-backed securities and commercial mortgage-backed securities also detracted from relative performance.

The Fund’s security selection in corporate bonds was a leading contributor to relative performance. The Fund’s overweight allocation to agency mortgage-backed securities, particularly its allocation to residential agency passthrough mortgage-backed securities, also contributed to relative performance.

HOW WAS THE FUND POSITIONED?

The Fund continued to focus on security selection and relative value, which seeks to exploit pricing discrepancies between individual securities or market sectors. The Fund’s portfolio managers used bottom-up fundamental research to construct, in their view, a portfolio of undervalued fixed income securities.

PORTFOLIO COMPOSITION***
Corporate Bonds	28.5%
U.S. Treasury Obligations	26.3
Collateralized Mortgage Obligations	14.3
Mortgage-Backed Securities	13.3
Asset-Backed Securities	7.3
Commercial Mortgage-Backed Securities	5.4
Others (each less than 1.0%)	0.3
Short-Term Investments	4.6

*	The return shown is based on net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
***	Percentages indicated are based on total investments as of August 31, 2020. The Fund’s portfolio composition is subject to change.

AUGUST 31, 2020	JPMORGAN INSTITUTIONAL TRUST FUNDS	5

JPMorgan Intermediate Bond Trust

FUND COMMENTARY

SIX MONTHS ENDED AUGUST 31, 2020 (Unaudited) (continued)

AVERAGE ANNUAL TOTAL RETURNS AS OF AUGUST 31, 2020

INCEPTION DATE OF FUND	6 MONTH*	1 YEAR	5 YEAR	10 YEAR
February 7, 2005	2.68%	5.57%	3.80%	3.51%

*	Not annualized

TEN YEAR PERFORMANCE (8/31/10 TO 8/31/20)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown.

The graph illustrates comparative performance for $5,000,000 invested in the JPMorgan Intermediate Bond Trust and the Bloomberg Barclays Intermediate U.S. Government/Credit Index from August 31, 2010 to August 31, 2020. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Bloomberg Barclays Intermediate U.S. Government/Credit Index does not reflect the deduction of expenses associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The Bloomberg Barclays

Intermediate U.S. Government/Credit Index is an unmanaged index comprised of intermediate maturity U.S. Treasury and agency securities and investment grade corporate securities. Investors cannot invest directly in an index.

The Fund’s shares have a $5,000,000 minimum investment.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

6	JPMORGAN INSTITUTIONAL TRUST FUNDS	AUGUST 31, 2020

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2020 (Unaudited)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — 29.4%
Aerospace & Defense — 0.7%

Airbus Finance BV (France) 2.70%, 4/17/2023 (a)	557	582

Airbus SE (France) 3.95%, 4/10/2047 (a)	150	170

Boeing Co. (The)

4.51%, 5/1/2023	2,503	2,644

4.88%, 5/1/2025	605	658

5.15%, 5/1/2030	940	1,052

5.71%, 5/1/2040	745	864

L3Harris Technologies, Inc. 3.83%, 4/27/2025	850	955

Northrop Grumman Corp. 3.25%, 1/15/2028	200	226

Precision Castparts Corp. 3.25%, 6/15/2025	897	1,002

Raytheon Technologies Corp.

3.20%, 3/15/2024 (a)	350	378

4.50%, 6/1/2042	2,799	3,543

4.15%, 5/15/2045	543	654

4.35%, 4/15/2047 (a)	199	247

		12,975

Airlines — 0.0% (b)

Continental Airlines Pass-Through Trust Series 2012-2, Class A Shares, 4.00%, 10/29/2024	143	134

Banks — 5.6%

ABN AMRO Bank NV (Netherlands) 4.75%, 7/28/2025 (a)	1,216	1,373

AIB Group plc (Ireland) 4.75%, 10/12/2023 (a)	1,165	1,276

ANZ New Zealand Int’l Ltd. (New Zealand) 2.55%, 2/13/2030 (a)	1,245	1,360

ASB Bank Ltd. (New Zealand) 3.13%, 5/23/2024 (a)	905	980

Australia & New Zealand Banking Group Ltd. (Australia) 4.40%, 5/19/2026 (a)	263	297

Banco Nacional de Panama (Panama) 2.50%, 8/11/2030 (a)	1,250	1,263

Banco Santander SA (Spain)

3.13%, 2/23/2023	400	421

2.75%, 5/28/2025	800	850

Bank of America Corp.

(ICE LIBOR USD 3 Month + 1.16%), 3.12%, 1/20/2023 (c)	588	609

(ICE LIBOR USD 3 Month + 1.02%), 2.88%, 4/24/2023 (c)	1,855	1,923

(ICE LIBOR USD 3 Month + 0.79%), 3.00%, 12/20/2023 (c)	1,747	1,841

(ICE LIBOR USD 3 Month + 0.78%), 3.55%, 3/5/2024 (c)	547	586

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Banks — continued

(ICE LIBOR USD 3 Month + 1.09%), 3.09%, 10/1/2025 (c)	526	571

3.25%, 10/21/2027	1,189	1,323

(ICE LIBOR USD 3 Month + 1.51%), 3.71%, 4/24/2028 (c)	1,700	1,927

(ICE LIBOR USD 3 Month + 1.04%), 3.42%, 12/20/2028 (c)	4,155	4,643

(SOFR + 2.15%), 2.59%, 4/29/2031 (c)	1,510	1,607

(SOFR + 1.93%), 2.68%, 6/19/2041 (c)	4,685	4,766

Bank of Montreal (Canada) 1.85%, 5/1/2025	950	997

Bank of Nova Scotia (The) (Canada) 1.63%, 5/1/2023	3,330	3,428

Banque Federative du Credit Mutuel SA (France)

3.75%, 7/20/2023 (a)	540	587

2.38%, 11/21/2024 (a)	813	866

Barclays plc (United Kingdom)

3.65%, 3/16/2025	1,000	1,093

(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.90%), 2.64%, 6/24/2031 (c)	1,500	1,523

BNP Paribas SA (France)

3.50%, 3/1/2023 (a)	290	309

3.38%, 1/9/2025 (a)	425	465

(SOFR + 2.07%), 2.22%, 6/9/2026 (a) (c)	440	459

(SOFR + 1.51%), 3.05%, 1/13/2031 (a) (c)	1,065	1,149

BNZ International Funding Ltd. (New Zealand) 2.65%, 11/3/2022 (a)	632	661

Capital One Bank USA NA 3.38%, 2/15/2023	300	318

Citigroup, Inc.

3.88%, 3/26/2025	500	556

(ICE LIBOR USD 3 Month + 0.90%), 3.35%, 4/24/2025 (c)	355	386

4.40%, 6/10/2025	865	986

(SOFR + 2.75%), 3.11%, 4/8/2026 (c)	1,900	2,061

4.30%, 11/20/2026	1,200	1,383

6.63%, 1/15/2028	250	328

(ICE LIBOR USD 3 Month + 1.39%), 3.67%, 7/24/2028 (c)	1,573	1,776

(ICE LIBOR USD 3 Month + 1.34%), 3.98%, 3/20/2030 (c)	1,000	1,161

8.13%, 7/15/2039	223	392

Citizens Bank NA 3.70%, 3/29/2023	720	774

Commonwealth Bank of Australia (Australia)

3.45%, 3/16/2023 (a)	600	645

4.50%, 12/9/2025 (a)	832	942

3.74%, 9/12/2039 (a)	711	797

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2020	JPMORGAN INSTITUTIONAL TRUST FUNDS	7

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2020 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued

Banks — continued

Cooperatieve Rabobank UA (Netherlands)

4.38%, 8/4/2025	783	893

3.75%, 7/21/2026	945	1,065

5.80%, 9/30/2110 (a)	500	809

Credit Agricole SA (France)

3.75%, 4/24/2023 (a)	500	540

4.38%, 3/17/2025 (a)	1,250	1,388

Credit Suisse Group Funding Guernsey Ltd. (Switzerland)

3.80%, 6/9/2023	800	865

3.75%, 3/26/2025	340	376

Discover Bank

3.35%, 2/6/2023	343	364

4.25%, 3/13/2026	1,205	1,367

HSBC Bank plc (United Kingdom) 4.75%, 1/19/2021 (a)	575	585

HSBC Holdings plc (United Kingdom)

4.00%, 3/30/2022	552	582

(ICE LIBOR USD 3 Month + 0.92%), 3.03%, 11/22/2023 (c)	991	1,040

(ICE LIBOR USD 3 Month + 0.99%), 3.95%, 5/18/2024 (c)	1,054	1,139

4.25%, 8/18/2025	939	1,039

3.90%, 5/25/2026	200	226

(SOFR + 1.95%), 2.36%, 8/18/2031 (c)	1,160	1,172

6.10%, 1/14/2042	700	1,027

KeyBank NA 3.18%, 5/22/2022	729	761

Lloyds Banking Group plc (United Kingdom)

(ICE LIBOR USD 3 Month + 0.81%), 2.91%, 11/7/2023 (c)	612	640

4.58%, 12/10/2025	400	450

4.38%, 3/22/2028	475	562

Mitsubishi UFJ Financial Group, Inc. (Japan)

3.41%, 3/7/2024	1,260	1,373

3.75%, 7/18/2039	760	885

Mizuho Financial Group, Inc. (Japan)

(ICE LIBOR USD 3 Month + 0.83%), 2.23%, 5/25/2026 (c)	875	915

(ICE LIBOR USD 3 Month + 1.31%), 2.87%, 9/13/2030 (c)	720	776

National Australia Bank Ltd. (Australia)

3.38%, 1/14/2026	800	906

(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.88%), 3.93%, 8/2/2034 (a) (c)	1,025	1,141

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Banks — continued

Natwest Group plc (United Kingdom)

(ICE LIBOR USD 3 Month + 1.76%), 4.27%, 3/22/2025 (c)	480	528

(ICE LIBOR USD 3 Month + 1.75%), 4.89%, 5/18/2029 (c)	290	345

(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.10%), 3.75%, 11/1/2029 (c)	900	949

(ICE LIBOR USD 3 Month + 1.87%), 4.44%, 5/8/2030 (c)	640	752

NatWest Markets plc (United Kingdom) 3.63%, 9/29/2022 (a)	1,025	1,082

Nordea Bank Abp (Finland) 4.25%, 9/21/2022 (a)	945	1,006

Royal Bank of Canada (Canada)

3.70%, 10/5/2023	1,000	1,097

4.65%, 1/27/2026	337	399

Santander UK Group Holdings plc (United Kingdom)

3.13%, 1/8/2021	452	456

3.57%, 1/10/2023	200	207

Societe Generale SA (France)

3.88%, 3/28/2024 (a)	815	882

2.63%, 10/16/2024 (a)	1,000	1,045

3.00%, 1/22/2030 (a)	2,008	2,110

Standard Chartered plc (United Kingdom)

5.20%, 1/26/2024 (a)	700	768

(ICE LIBOR USD 3 Month + 1.08%), 3.89%, 3/15/2024 (a) (c)	400	423

(ICE LIBOR USD 3 Month + 1.21%), 2.82%, 1/30/2026 (a) (c)	570	592

(ICE LIBOR USD 3 Month + 1.91%), 4.30%, 5/21/2030 (a) (c)	550	622

(USD ICE Swap Rate 5 Year + 1.97%), 4.87%, 3/15/2033 (a) (c)	200	219

Sumitomo Mitsui Financial Group, Inc. (Japan)

2.78%, 10/18/2022	542	568

3.10%, 1/17/2023	689	731

4.44%, 4/2/2024 (a)	500	551

2.63%, 7/14/2026	872	947

3.04%, 7/16/2029	1,315	1,437

Truist Bank 3.30%, 5/15/2026	400	451

Truist Financial Corp.

4.00%, 5/1/2025	265	302

1.95%, 6/5/2030	580	598

US Bancorp 7.50%, 6/1/2026	1,277	1,671

SEE NOTES TO FINANCIAL STATEMENTS.

8	JPMORGAN INSTITUTIONAL TRUST FUNDS	AUGUST 31, 2020

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued

Banks — continued

Wells Fargo & Co.

3.50%, 3/8/2022	850	889

3.07%, 1/24/2023	500	517

4.48%, 1/16/2024	702	782

3.75%, 1/24/2024	675	737

3.30%, 9/9/2024	1,000	1,096

3.00%, 4/22/2026	993	1,089

(SOFR + 2.00%), 2.19%, 4/30/2026 (c)	425	444

4.10%, 6/3/2026	637	721

(ICE LIBOR USD 3 Month + 1.17%), 3.20%, 6/17/2027 (c)	1,395	1,528

(SOFR + 2.53%), 3.07%, 4/30/2041 (c)	1,120	1,184

4.65%, 11/4/2044	1,180	1,434

4.40%, 6/14/2046	300	358

4.75%, 12/7/2046	325	410

Westpac Banking Corp. (Australia) 2.85%, 5/13/2026	690	766

		107,237

Beverages — 0.9%

Anheuser-Busch Cos. LLC (Belgium)

4.70%, 2/1/2036	3,945	4,704

4.90%, 2/1/2046	2,235	2,749

Anheuser-Busch InBev Finance, Inc. (Belgium) 4.63%, 2/1/2044	70	82

Anheuser-Busch InBev Worldwide, Inc. (Belgium)

4.35%, 6/1/2040	800	929

4.44%, 10/6/2048	780	906

4.50%, 6/1/2050	1,050	1,271

4.60%, 6/1/2060	375	458

Coca-Cola Femsa SAB de CV (Mexico)

2.75%, 1/22/2030	790	849

1.85%, 9/1/2032	675	675

Constellation Brands, Inc.

4.40%, 11/15/2025	325	379

5.25%, 11/15/2048	220	296

Diageo Capital plc (United Kingdom)

1.38%, 9/29/2025	870	898

2.00%, 4/29/2030	1,180	1,226

Diageo Investment Corp. (United Kingdom) 8.00%, 9/15/2022	255	293

Fomento Economico Mexicano SAB de CV (Mexico) 3.50%, 1/16/2050	1,060	1,131

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Beverages — continued

Keurig Dr Pepper, Inc.

3.13%, 12/15/2023	500	539

4.42%, 5/25/2025	149	173

3.43%, 6/15/2027	250	280

4.99%, 5/25/2038	215	281

		18,119

Biotechnology — 0.6%

AbbVie, Inc.

3.38%, 9/15/2020 (a)	453	454

3.45%, 3/15/2022 (a)	937	974

2.80%, 3/15/2023 (a)	525	545

3.85%, 6/15/2024 (a)	443	489

3.20%, 11/21/2029 (a)	1,832	2,028

4.05%, 11/21/2039 (a)	1,809	2,110

4.63%, 10/1/2042 (a)	480	588

4.40%, 11/6/2042	790	951

4.45%, 5/14/2046	190	229

Baxalta, Inc.

3.60%, 6/23/2022	149	155

5.25%, 6/23/2045	50	69

Biogen, Inc.

2.25%, 5/1/2030	1,150	1,178

3.15%, 5/1/2050	310	314

Regeneron Pharmaceuticals, Inc. 1.75%, 9/15/2030	1,270	1,238

		11,322

Building Products — 0.0% (b)

Masco Corp. 6.50%, 8/15/2032	600	754

Capital Markets — 2.5%

Bank of New York Mellon Corp. (The) 2.80%, 5/4/2026	254	283

BlackRock, Inc. 1.90%, 1/28/2031	1,400	1,458

Blackstone Holdings Finance Co. LLC 4.45%, 7/15/2045 (a)	429	517

Brookfield Finance, Inc. (Canada)

3.90%, 1/25/2028	337	381

4.85%, 3/29/2029	411	490

4.70%, 9/20/2047	427	503

Credit Suisse AG (Switzerland) 3.63%, 9/9/2024	402	449

Credit Suisse Group AG (Switzerland)

3.57%, 1/9/2023 (a)	729	757

(SOFR + 1.56%), 2.59%, 9/11/2025 (a) (c)	250	262

(SOFR + 2.04%), 2.19%, 6/5/2026 (a) (c)	490	507

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2020	JPMORGAN INSTITUTIONAL TRUST FUNDS	9

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2020 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued

Capital Markets — continued

4.28%, 1/9/2028 (a)	1,162	1,321

Deutsche Bank AG (Germany)

4.25%, 10/14/2021	1,000	1,033

3.30%, 11/16/2022	1,000	1,034

FMR LLC 6.45%, 11/15/2039 (a)	500	745

Goldman Sachs Group, Inc. (The)

(ICE LIBOR USD 3 Month + 0.82%), 2.88%, 10/31/2022 (c)	505	518

(ICE LIBOR USD 3 Month + 0.99%), 2.90%, 7/24/2023 (c)	493	514

3.50%, 1/23/2025	557	612

3.75%, 5/22/2025	1,984	2,222

4.25%, 10/21/2025	1,415	1,611

3.50%, 11/16/2026	469	523

(ICE LIBOR USD 3 Month + 1.51%), 3.69%, 6/5/2028 (c)	2,093	2,371

6.75%, 10/1/2037	685	1,001

Intercontinental Exchange, Inc. 4.00%, 10/15/2023	884	975

Invesco Finance plc

4.00%, 1/30/2024	657	720

3.75%, 1/15/2026	390	439

Jefferies Group LLC 6.45%, 6/8/2027	749	900

Macquarie Bank Ltd. (Australia) 4.00%, 7/29/2025 (a)	1,000	1,143

Macquarie Group Ltd. (Australia)

6.25%, 1/14/2021 (a)	1,650	1,686

(ICE LIBOR USD 3 Month + 1.37%), 3.76%, 11/28/2028 (a) (c)	700	767

(ICE LIBOR USD 3 Month + 1.75%), 5.03%, 1/15/2030 (a) (c)	700	837

Morgan Stanley

5.50%, 7/28/2021	559	585

3.75%, 2/25/2023	3,429	3,700

(ICE LIBOR USD 3 Month + 0.85%), 3.74%, 4/24/2024 (c)	1,765	1,907

4.00%, 7/23/2025	2,873	3,288

3.88%, 1/27/2026	946	1,086

(SOFR + 1.99%), 2.19%, 4/28/2026 (c)	985	1,036

(ICE LIBOR USD 3 Month + 1.43%), 4.46%, 4/22/2039 (c)	1,265	1,598

4.30%, 1/27/2045	485	633

Nomura Holdings, Inc. (Japan)

2.65%, 1/16/2025	1,094	1,153

2.68%, 7/16/2030	700	727

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Capital Markets — continued

Northern Trust Corp. 1.95%, 5/1/2030	1,885	1,970

State Street Corp. 3.10%, 5/15/2023	369	394

UBS AG (Switzerland) 1.75%, 4/21/2022 (a)	870	888

UBS Group AG (Switzerland)

3.49%, 5/23/2023 (a)	269	282

(ICE LIBOR USD 3 Month + 0.95%), 2.86%, 8/15/2023 (a) (c)	200	208

4.13%, 9/24/2025 (a)	300	344

(ICE LIBOR USD 3 Month + 1.47%), 3.13%, 8/13/2030 (a) (c)	965	1,071

		47,449

Chemicals — 0.4%

Air Products and Chemicals, Inc.

1.85%, 5/15/2027	1,540	1,624

2.80%, 5/15/2050	1,080	1,142

Albemarle Corp. 5.45%, 12/1/2044	150	162

DuPont de Nemours, Inc. 5.32%, 11/15/2038	980	1,261

International Flavors & Fragrances, Inc.

4.45%, 9/26/2028	300	346

5.00%, 9/26/2048	365	452

Nutrien Ltd. (Canada)

4.20%, 4/1/2029	175	209

4.13%, 3/15/2035	455	525

5.00%, 4/1/2049	230	300

Sherwin-Williams Co. (The) 3.13%, 6/1/2024	381	413

Union Carbide Corp. 7.75%, 10/1/2096	850	1,140

		7,574

Commercial Services & Supplies — 0.1%

Ford Foundation (The) Series 2020, 2.82%, 6/1/2070	365	383

Republic Services, Inc. 1.45%, 2/15/2031	910	897

		1,280

Construction Materials — 0.1%

CRH America, Inc. (Ireland)

3.88%, 5/18/2025 (a)	417	472

5.13%, 5/18/2045 (a)	893	1,066

Martin Marietta Materials, Inc. 3.45%, 6/1/2027	770	859

		2,397

Consumer Finance — 0.5%

AerCap Ireland Capital DAC (Ireland)

4.45%, 12/16/2021	600	612

3.95%, 2/1/2022	775	785

SEE NOTES TO FINANCIAL STATEMENTS.

10	JPMORGAN INSTITUTIONAL TRUST FUNDS	AUGUST 31, 2020

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued

Consumer Finance — continued

3.30%, 1/23/2023	390	389

4.50%, 9/15/2023	2,420	2,487

3.50%, 1/15/2025	600	583

6.50%, 7/15/2025	370	402

Avolon Holdings Funding Ltd. (Ireland)

3.63%, 5/1/2022 (a)	2,000	1,936

4.38%, 5/1/2026 (a)	820	755

Capital One Financial Corp.

3.20%, 2/5/2025	1,069	1,164

4.20%, 10/29/2025	250	280

Park Aerospace Holdings Ltd. (Ireland) 5.25%, 8/15/2022 (a)	620	616

		10,009

Containers & Packaging — 0.1%

Packaging Corp. of America 4.05%, 12/15/2049	845	1,011

WRKCo, Inc.

3.75%, 3/15/2025	400	449

3.90%, 6/1/2028	170	194

		1,654

Diversified Consumer Services — 0.2%

Emory University Series 2020, 2.14%, 9/1/2030	1,060	1,113

Pepperdine University Series 2020, 3.30%, 12/1/2059	600	644

President & Fellows of Harvard College 3.30%, 7/15/2056	643	786

University of Southern California Series A, 3.23%, 10/1/2120	570	592

		3,135

Diversified Financial Services — 0.7%

Blackstone 3.65%, 7/14/2023 (a)	795	801

CK Hutchison International 19 Ltd. (United Kingdom) 3.63%, 4/11/2029 (a)	1,215	1,381

GE Capital International Funding Co. Unlimited Co. 4.42%, 11/15/2035	3,583	3,700

GTP Acquisition Partners I LLC 3.48%, 6/16/2025 (a)	1,436	1,540

Hutchison Whampoa International 12 II Ltd. (United Kingdom) 3.25%, 11/8/2022 (a)	539	564

Mitsubishi UFJ Lease & Finance Co. Ltd. (Japan)

2.65%, 9/19/2022 (a)	606	624

National Rural Utilities Cooperative Finance Corp. 2.95%, 2/7/2024	306	329

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Diversified Financial Services — continued

ORIX Corp. (Japan) 2.90%, 7/18/2022	553	575

Shell International Finance BV (Netherlands) 2.38%, 11/7/2029	2,280	2,427

Siemens Financieringsmaatschappij NV (Germany)

3.13%, 3/16/2024 (a)	750	816

4.40%, 5/27/2045 (a)	513	676

		13,433

Diversified Telecommunication Services — 1.0%

AT&T, Inc.

2.30%, 6/1/2027	2,340	2,481

1.65%, 2/1/2028	1,000	1,014

4.30%, 2/15/2030	826	987

2.25%, 2/1/2032	2,065	2,093

3.50%, 6/1/2041	646	684

5.38%, 10/15/2041	313	390

Deutsche Telekom AG (Germany) 3.63%, 1/21/2050 (a)	685	758

Deutsche Telekom International Finance BV (Germany)

3.60%, 1/19/2027 (a)	175	196

4.88%, 3/6/2042 (a)	232	303

Qwest Corp. 6.75%, 12/1/2021	741	785

Telefonica Emisiones SA (Spain) 5.46%, 2/16/2021	316	323

Verizon Communications, Inc.

2.63%, 8/15/2026	306	337

4.33%, 9/21/2028	962	1,165

3.15%, 3/22/2030	2,190	2,475

4.40%, 11/1/2034	1,895	2,365

4.27%, 1/15/2036	1,445	1,767

5.25%, 3/16/2037	457	619

4.86%, 8/21/2046	396	532

4.67%, 3/15/2055	400	543

		19,817

Electric Utilities — 2.0%

Alabama Power Co. 6.13%, 5/15/2038	239	347

Arizona Public Service Co. 5.05%, 9/1/2041	200	263

Baltimore Gas and Electric Co.

3.50%, 8/15/2046	376	433

2.90%, 6/15/2050	450	463

China Southern Power Grid International Finance BVI Co. Ltd. (China) 3.50%, 5/8/2027 (a)	1,234	1,354

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2020	JPMORGAN INSTITUTIONAL TRUST FUNDS	11

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2020 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued

Electric Utilities — continued

Comision Federal de Electricidad (Mexico) 4.88%, 5/26/2021 (a)	831	849

Duke Energy Carolinas LLC 4.25%, 12/15/2041	129	164

Duke Energy Progress LLC

4.10%, 5/15/2042	273	338

4.10%, 3/15/2043	125	152

Duquesne Light Holdings, Inc. 3.62%, 8/1/2027 (a)	750	804

Edison International

3.55%, 11/15/2024	1,591	1,694

5.75%, 6/15/2027	400	455

Emera US Finance LP (Canada) 4.75%, 6/15/2046	700	868

Enel Finance International NV (Italy)

4.63%, 9/14/2025 (a)	265	307

3.63%, 5/25/2027 (a)	740	824

Entergy Arkansas LLC 3.50%, 4/1/2026	175	200

Entergy Corp. 2.95%, 9/1/2026	336	373

Entergy Louisiana LLC 3.05%, 6/1/2031	629	718

Evergy Metro, Inc. 5.30%, 10/1/2041	1,400	1,893

Evergy, Inc. 2.90%, 9/15/2029	985	1,065

FirstEnergy Corp.

2.65%, 3/1/2030	1,095	1,126

Series C, 4.85%, 7/15/2047	289	355

Series C, 3.40%, 3/1/2050	1,040	1,045

FirstEnergy Transmission LLC 4.55%, 4/1/2049 (a)	240	277

Fortis, Inc. (Canada) 3.06%, 10/4/2026	500	546

Hydro-Quebec (Canada)

Series HY, 8.40%, 1/15/2022	1,000	1,106

Series IO, 8.05%, 7/7/2024	350	446

ITC Holdings Corp. 2.70%, 11/15/2022	900	940

2.95%, 5/14/2030 (a)	440	477

Jersey Central Power & Light Co. 4.30%, 1/15/2026 (a)	560	652

John Sevier Combined Cycle Generation LLC 4.63%, 1/15/2042	728	925

Korea Southern Power Co. Ltd. (South Korea)

3.00%, 1/29/2021 (a)	228	230

Mid-Atlantic Interstate Transmission LLC

4.10%, 5/15/2028 (a)	315	357

Nevada Power Co.

Series N, 6.65%, 4/1/2036	100	147

5.45%, 5/15/2041	305	408

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Electric Utilities — continued

Niagara Mohawk Power Corp.

3.51%, 10/1/2024 (a)	493	541

1.96%, 6/27/2030 (a)	1,000	1,036

NRG Energy, Inc. 4.45%, 6/15/2029 (a)	615	678

Oncor Electric Delivery Co. LLC 5.75%, 3/15/2029	110	144

Pacific Gas and Electric Co. 1.75%, 6/16/2022	4,500	4,517

PECO Energy Co. 2.80%, 6/15/2050	410	431

Pennsylvania Electric Co. 3.25%, 3/15/2028 (a)	150	163

Pepco Holdings LLC 7.45%, 8/15/2032	316	451

Potomac Electric Power Co. 6.50%, 11/15/2037	1,085	1,646

PPL Capital Funding, Inc. 3.40%, 6/1/2023	200	213

Progress Energy, Inc.

3.15%, 4/1/2022	673	698

7.00%, 10/30/2031	300	427

Public Service Co. of Colorado 3.55%, 6/15/2046	214	240

Public Service Co. of Oklahoma Series G, 6.63%, 11/15/2037	2,490	3,597

Public Service Electric and Gas Co. 5.38%, 11/1/2039	317	446

Southern California Edison Co.

Series B, 3.65%, 3/1/2028	400	449

Series 08-A, 5.95%, 2/1/2038	200	261

4.05%, 3/15/2042	552	605

Southwestern Public Service Co. 4.50%, 8/15/2041	200	253

Toledo Edison Co. (The) 6.15%, 5/15/2037	300	419

		39,816

Electrical Equipment — 0.0% (b)

Eaton Corp.

7.63%, 4/1/2024	300	356

4.00%, 11/2/2032	170	205

		561

Electronic Equipment, Instruments & Components — 0.1%

Arrow Electronics, Inc.

4.50%, 3/1/2023	190	203

3.25%, 9/8/2024	219	235

3.88%, 1/12/2028	442	484

Corning, Inc. 3.90%, 11/15/2049	1,043	1,196

		2,118

SEE NOTES TO FINANCIAL STATEMENTS.

12	JPMORGAN INSTITUTIONAL TRUST FUNDS	AUGUST 31, 2020

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued

Energy Equipment & Services — 0.2%

Baker Hughes Holdings LLC 5.13%, 9/15/2040	300	364

Halliburton Co. 4.75%, 8/1/2043	540	561

Schlumberger Holdings Corp.

4.00%, 12/21/2025 (a)	13	14

3.90%, 5/17/2028 (a)	1,126	1,230

Schlumberger Investment SA 2.65%, 6/26/2030	800	817

		2,986

Entertainment — 0.1%

NBCUniversal Media LLC 5.95%, 4/1/2041	800	1,191

Walt Disney Co. (The)

8.88%, 4/26/2023	430	520

6.20%, 12/15/2034	100	147

		1,858

Equity Real Estate Investment Trusts (REITs) — 1.5%

Alexandria Real Estate Equities, Inc.

3.80%, 4/15/2026	135	154

4.00%, 2/1/2050	653	793

American Campus Communities Operating Partnership LP 3.63%, 11/15/2027	500	527

American Tower Corp.

5.00%, 2/15/2024	974	1,110

3.38%, 10/15/2026	312	351

2.90%, 1/15/2030	350	380

2.10%, 6/15/2030	630	643

3.70%, 10/15/2049	935	1,051

American Tower Trust #1 3.07%, 3/15/2023 (a)	750	767

Boston Properties LP

3.20%, 1/15/2025	532	578

3.65%, 2/1/2026	483	539

Brixmor Operating Partnership LP 3.85%, 2/1/2025	400	424

Crown Castle International Corp.

4.00%, 3/1/2027	264	303

2.25%, 1/15/2031	1,235	1,263

Digital Realty Trust LP 3.70%, 8/15/2027	252	288

Duke Realty LP

3.25%, 6/30/2026	239	263

2.88%, 11/15/2029	380	418

Essex Portfolio LP 2.65%, 3/15/2032	2,000	2,116

Healthcare Trust of America Holdings LP 3.10%, 2/15/2030	1,604	1,693

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Equity Real Estate Investment Trusts (REITs) — continued

Healthpeak Properties, Inc.

4.20%, 3/1/2024	230	254

3.88%, 8/15/2024	794	884

3.40%, 2/1/2025	265	292

3.50%, 7/15/2029	772	866

Kimco Realty Corp. 2.70%, 10/1/2030	1,250	1,279

Life Storage LP 4.00%, 6/15/2029	859	967

National Retail Properties, Inc.

4.00%, 11/15/2025	783	876

4.30%, 10/15/2028	620	691

Office Properties Income Trust 4.00%, 7/15/2022	784	787

Prologis LP 3.00%, 4/15/2050	905	974

Realty Income Corp. 4.65%, 3/15/2047	556	721

Regency Centers LP 2.95%, 9/15/2029	745	768

Scentre Group Trust 1 (Australia) 3.50%, 2/12/2025 (a)	420	444

SITE Centers Corp. 4.70%, 6/1/2027	330	348

UDR, Inc.

2.95%, 9/1/2026	382	413

3.00%, 8/15/2031	305	334

2.10%, 8/1/2032	640	642

Ventas Realty LP

3.50%, 2/1/2025	242	261

4.13%, 1/15/2026	406	456

3.85%, 4/1/2027	554	597

Welltower, Inc.

2.70%, 2/15/2027	414	440

3.10%, 1/15/2030	670	704

6.50%, 3/15/2041	350	456

WP Carey, Inc. 4.25%, 10/1/2026	350	394

		28,509

Food & Staples Retailing — 0.2%

Alimentation Couche-Tard, Inc. (Canada) 3.80%, 1/25/2050 (a)	810	871

CVS Pass-Through Trust

5.93%, 1/10/2034 (a)	836	956

Series 2013, 4.70%, 1/10/2036 (a)	640	682

Kroger Co. (The) 5.00%, 4/15/2042	1,100	1,395

		3,904

Food Products — 0.4%

Campbell Soup Co. 3.13%, 4/24/2050	315	317

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2020	JPMORGAN INSTITUTIONAL TRUST FUNDS	13

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2020 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued

Food Products — continued

Cargill, Inc.

3.30%, 3/1/2022 (a)	600	621

3.25%, 3/1/2023 (a)	115	123

2.13%, 4/23/2030 (a)	1,417	1,484

Conagra Brands, Inc. 5.30%, 11/1/2038	220	283

General Mills, Inc.

4.00%, 4/17/2025	490	558

4.15%, 2/15/2043	450	559

Kellogg Co. 2.10%, 6/1/2030	620	638

Mars, Inc. 1.63%, 7/16/2032 (a)	1,570	1,558

Mead Johnson Nutrition Co. (United Kingdom) 4.13%, 11/15/2025	153	178

Mondelez International, Inc.

1.50%, 5/4/2025	370	383

2.75%, 4/13/2030	679	742

Tyson Foods, Inc.

4.88%, 8/15/2034	300	393

5.15%, 8/15/2044	210	274

		8,111

Gas Utilities — 0.3%

Atmos Energy Corp.

4.15%, 1/15/2043	828	1,018

4.13%, 10/15/2044	125	155

Boston Gas Co. 4.49%, 2/15/2042 (a)	308	383

Brooklyn Union Gas Co. (The) 4.27%, 3/15/2048 (a)	440	554

CenterPoint Energy Resources Corp. 4.50%, 1/15/2021	335	337

Dominion Energy Gas Holdings LLC

2.80%, 11/15/2020	382	383

Series C, 3.90%, 11/15/2049	807	926

Korea Gas Corp. (South Korea) 1.88%, 7/18/2021 (a)	653	661

Southern Natural Gas Co. LLC

8.00%, 3/1/2032	351	501

4.80%, 3/15/2047 (a)	367	402

		5,320

Health Care Equipment & Supplies — 0.2%

Abbott Laboratories

1.15%, 1/30/2028	660	668

4.75%, 11/30/2036	380	514

Becton Dickinson and Co. 4.67%, 6/6/2047	600	754

Boston Scientific Corp. 3.75%, 3/1/2026	530	607

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Health Care Equipment & Supplies — continued

Covidien International Finance SA 2.95%, 6/15/2023	399	424

DH Europe Finance II SARL 3.25%, 11/15/2039	1,000	1,122

Medtronic, Inc. 4.63%, 3/15/2045	97	133

		4,222

Health Care Providers & Services — 0.8%

Advocate Health & Hospitals Corp. Series 2020, 2.21%, 6/15/2030	710	732

Aetna, Inc. 6.75%, 12/15/2037	440	634

Anthem, Inc.

4.63%, 5/15/2042	500	630

4.65%, 1/15/2043	535	679

4.65%, 8/15/2044	100	127

Ascension Health Series B, 2.53%, 11/15/2029	430	481

Children’s Hospital Corp. (The) Series 2020, 2.59%, 2/1/2050	580	568

Children’s National Medical Center Series 2020, 2.93%, 7/15/2050	650	638

Cigna Corp. 4.50%, 2/25/2026	300	353

CVS Health Corp.

4.30%, 3/25/2028	779	917

3.25%, 8/15/2029	895	992

2.70%, 8/21/2040	470	458

HCA, Inc.

5.25%, 6/15/2026	850	1,003

5.13%, 6/15/2039	725	898

Mayo Clinic Series 2016, 4.13%, 11/15/2052	225	293

Memorial Health Services 3.45%, 11/1/2049	1,340	1,403

Memorial Sloan-Kettering Cancer Center Series 2015, 4.20%, 7/1/2055	200	271

Quest Diagnostics, Inc. 3.45%, 6/1/2026	150	170

Rush Obligated Group Series 2020, 3.92%, 11/15/2029	1,137	1,326

Texas Health Resources 4.33%, 11/15/2055	300	409

UnitedHealth Group, Inc.

2.00%, 5/15/2030	600	628

4.63%, 7/15/2035	400	528

3.50%, 8/15/2039	815	944

Yale-New Haven Health Services Corp. Series 2020, 2.50%, 7/1/2050	780	761

		15,843

SEE NOTES TO FINANCIAL STATEMENTS.

14	JPMORGAN INSTITUTIONAL TRUST FUNDS	AUGUST 31, 2020

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued

Hotels, Restaurants & Leisure — 0.1%

McDonald’s Corp. 4.70%, 12/9/2035	700	886

Starbucks Corp. 2.55%, 11/15/2030	780	827

		1,713

Household Products — 0.0% (b)

Reckitt Benckiser Treasury Services plc (United Kingdom) 2.38%, 6/24/2022 (a)	700	723

Independent Power and Renewable Electricity Producers — 0.0% (b)

Exelon Generation Co. LLC 5.75%, 10/1/2041	235	275

Tri-State Generation & Transmission Association, Inc. 4.25%, 6/1/2046	417	484

		759

Industrial Conglomerates — 0.3%

General Electric Co.

3.10%, 1/9/2023	573	604

5.55%, 1/5/2026	1,114	1,291

3.45%, 5/1/2027	540	573

3.63%, 5/1/2030	780	803

5.88%, 1/14/2038	95	110

Honeywell International, Inc. 1.95%, 6/1/2030	1,050	1,108

Roper Technologies, Inc. 3.00%, 12/15/2020	192	193

1.40%, 9/15/2027	1,370	1,390

2.00%, 6/30/2030	570	583

		6,655

Insurance — 1.0%

AIA Group Ltd. (Hong Kong) 3.60%, 4/9/2029 (a)	445	502

AIG SunAmerica Global Financing X 6.90%, 3/15/2032 (a)	520	788

American International Group, Inc. 3.88%, 1/15/2035	605	705

Assurant, Inc. 4.20%, 9/27/2023	660	708

Athene Global Funding 2.95%, 11/12/2026 (a)	2,800	2,950

Berkshire Hathaway Finance Corp. 4.40%, 5/15/2042	1,000	1,296

CNA Financial Corp. 3.95%, 5/15/2024	463	511

Dai-ichi Life Insurance Co. Ltd. (The) (Japan) (ICE LIBOR USD 3 Month + 3.66%), 4.00%, 7/24/2026 (a) (c) (d) (e)	526	573

Guardian Life Insurance Co. of America (The) 4.85%, 1/24/2077 (a)	208	276

Hanover Insurance Group, Inc. (The) 2.50%, 9/1/2030	500	508

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Insurance — continued

Hartford Financial Services Group, Inc. (The) 4.30%, 4/15/2043	400	468

Intact US Holdings, Inc. 4.60%, 11/9/2022	500	526

Jackson National Life Global Funding 3.05%, 4/29/2026 (a)	675	741

Liberty Mutual Group, Inc.

4.57%, 2/1/2029 (a)	408	493

3.95%, 10/15/2050 (a)	900	1,004

Liberty Mutual Insurance Co. 8.50%, 5/15/2025 (a)	100	126

Lincoln National Corp. 4.20%, 3/15/2022	598	632

Markel Corp. 3.50%, 11/1/2027	200	216

MassMutual Global Funding II 2.50%, 10/17/2022 (a)	626	654

MetLife, Inc. 4.88%, 11/13/2043	600	804

Metropolitan Life Global Funding I 3.88%, 4/11/2022 (a)	1,277	1,349

Pacific Life Insurance Co. (ICE LIBOR USD 3 Month + 2.80%), 4.30%, 10/24/2067 (a) (c)	266	280

Progressive Corp. (The) Series B, (ICE LIBOR USD 3 Month + 2.54%), 5.38%, 3/15/2023 (c) (d) (e)	360	364

Prudential Financial, Inc. 3.91%, 12/7/2047	300	340

Prudential Insurance Co. of America (The) 8.30%, 7/1/2025 (a)	1,750	2,308

Swiss Re Finance Luxembourg SA (Switzerland)

(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.58%), 5.00%, 4/2/2049 (a) (c)	600	685

Teachers Insurance & Annuity Association of America 4.27%, 5/15/2047 (a)	400	472

		20,279

Interactive Media & Services — 0.1%

Alphabet, Inc. 2.05%, 8/15/2050	1,770	1,675

Internet & Direct Marketing Retail — 0.0% (b)

Amazon.com, Inc.

2.50%, 6/3/2050	500	503

2.70%, 6/3/2060	460	470

		973

IT Services — 0.4%

DXC Technology Co. 4.25%, 4/15/2024	478	520

Fiserv, Inc.

3.20%, 7/1/2026	395	443

4.40%, 7/1/2049	375	473

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2020	JPMORGAN INSTITUTIONAL TRUST FUNDS	15

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2020 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued

IT Services — continued

Global Payments, Inc. 4.15%, 8/15/2049	795	934

International Business Machines Corp.

3.30%, 5/15/2026	1,530	1,737

1.70%, 5/15/2027	2,675	2,768

Western Union Co. (The) 3.60%, 3/15/2022	1,100	1,145

		8,020

Life Sciences Tools & Services — 0.0% (b)

Thermo Fisher Scientific, Inc.

3.00%, 4/15/2023	369	392

4.15%, 2/1/2024	343	381

		773

Machinery — 0.2%

nVent Finance SARL (United Kingdom) 4.55%, 4/15/2028	450	483

Otis Worldwide Corp. 2.57%, 2/15/2030 (a)	1,430	1,526

Parker-Hannifin Corp. 4.45%, 11/21/2044	592	743

Xylem, Inc. 3.25%, 11/1/2026	197	221

		2,973

Media — 0.9%

Charter Communications Operating LLC

6.38%, 10/23/2035	528	730

4.80%, 3/1/2050	1,475	1,676

Comcast Corp.

3.95%, 10/15/2025	696	802

3.15%, 3/1/2026	740	830

3.55%, 5/1/2028	443	514

1.95%, 1/15/2031	1,345	1,384

1.50%, 2/15/2031	1,250	1,241

4.20%, 8/15/2034	555	691

4.60%, 10/15/2038	845	1,083

3.25%, 11/1/2039	715	790

3.45%, 2/1/2050	918	1,029

4.95%, 10/15/2058	620	887

Cox Communications, Inc. 4.60%, 8/15/2047 (a)	275	343

Discovery Communications LLC

6.35%, 6/1/2040	569	763

5.20%, 9/20/2047	175	209

Fox Corp. 5.58%, 1/25/2049	690	947

Grupo Televisa SAB (Mexico)

4.63%, 1/30/2026	221	247

6.13%, 1/31/2046	200	260

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Media — continued

Time Warner Cable LLC

6.55%, 5/1/2037	400	534

5.50%, 9/1/2041	359	439

Time Warner Entertainment Co. LP 8.38%, 7/15/2033	700	1,088

ViacomCBS, Inc.

4.00%, 1/15/2026	792	895

4.85%, 7/1/2042	140	156

4.38%, 3/15/2043	464	494

		18,032

Metals & Mining — 0.5%

Anglo American Capital plc (South Africa) 4.00%, 9/11/2027 (a)	500	551

Barrick Gold Corp. (Canada) 6.45%, 10/15/2035	295	410

Glencore Funding LLC (Australia)

4.13%, 5/30/2023 (a)	454	488

1.63%, 9/1/2025 (a)	1,325	1,322

2.50%, 9/1/2030 (a)	2,945	2,891

Reliance Steel & Aluminum Co. 1.30%, 8/15/2025	2,500	2,505

Steel Dynamics, Inc. 3.45%, 4/15/2030	909	998

		9,165

Multiline Retail — 0.0% (b)

Dollar General Corp. 4.13%, 5/1/2028	235	277

Multi-Utilities — 0.4%

CMS Energy Corp. 3.00%, 5/15/2026	475	524

Delmarva Power & Light Co. 4.00%, 6/1/2042	235	275

Dominion Energy, Inc.

Series B, 2.75%, 1/15/2022	331	340

Series F, 5.25%, 8/1/2033	920	1,164

NiSource, Inc.

1.70%, 2/15/2031	740	730

5.80%, 2/1/2042	1,256	1,715

San Diego Gas & Electric Co.

6.00%, 6/1/2026	275	335

3.95%, 11/15/2041	379	430

Sempra Energy 4.05%, 12/1/2023	1,013	1,112

Southern Co. Gas Capital Corp.

3.50%, 9/15/2021	563	578

3.25%, 6/15/2026	254	275

		7,478

SEE NOTES TO FINANCIAL STATEMENTS.

16	JPMORGAN INSTITUTIONAL TRUST FUNDS	AUGUST 31, 2020

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued

Oil, Gas & Consumable Fuels — 2.3%

APT Pipelines Ltd. (Australia) 4.25%, 7/15/2027 (a)	732	826

Boardwalk Pipelines LP 4.80%, 5/3/2029	410	453

BP Capital Markets America, Inc. 1.75%, 8/10/2030	1,070	1,061

BP Capital Markets plc (United Kingdom) 3.51%, 3/17/2025	451	504

Buckeye Partners LP 5.85%, 11/15/2043	770	747

Cameron LNG LLC 3.70%, 1/15/2039 (a)	961	1,073

Chevron Corp. 2.24%, 5/11/2030	615	655

Concho Resources, Inc. 2.40%, 2/15/2031	505	494

Diamondback Energy, Inc. 4.75%, 5/31/2025	1,085	1,191

Ecopetrol SA (Colombia)

5.88%, 9/18/2023	226	250

4.13%, 1/16/2025	533	563

Enable Midstream Partners LP

4.95%, 5/15/2028	325	320

4.15%, 9/15/2029	594	553

Enbridge, Inc. (Canada)

3.70%, 7/15/2027	215	241

4.50%, 6/10/2044	350	402

(ICE LIBOR USD 3 Month + 3.64%), 6.25%, 3/1/2078 (c)	400	411

Energy Transfer Operating LP

4.75%, 1/15/2026	1,191	1,299

6.25%, 4/15/2049	800	837

5.00%, 5/15/2050	500	478

Eni SpA (Italy) 5.70%, 10/1/2040 (a)	925	1,093

Enterprise Products Operating LLC

3.90%, 2/15/2024	475	522

3.70%, 2/15/2026	506	573

4.20%, 1/31/2050	530	577

3.70%, 1/31/2051	770	780

3.95%, 1/31/2060	490	496

Exxon Mobil Corp.

2.99%, 3/19/2025	1,410	1,547

2.61%, 10/15/2030	1,290	1,401

3.00%, 8/16/2039	895	960

Hess Corp. 6.00%, 1/15/2040	510	585

Kinder Morgan, Inc.

2.00%, 2/15/2031	590	577

3.25%, 8/1/2050	650	609

Magellan Midstream Partners LP

3.20%, 3/15/2025	353	377

5.15%, 10/15/2043	600	703

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Oil, Gas & Consumable Fuels — continued

Marathon Petroleum Corp.

4.50%, 5/1/2023	485	527

3.63%, 9/15/2024	200	216

MPLX LP

5.25%, 1/15/2025	268	279

4.13%, 3/1/2027	259	286

2.65%, 8/15/2030	820	813

4.50%, 4/15/2038	338	358

5.20%, 3/1/2047	323	365

4.70%, 4/15/2048	65	69

5.50%, 2/15/2049	585	691

Noble Energy, Inc. 6.00%, 3/1/2041	999	1,378

ONEOK Partners LP

3.38%, 10/1/2022	151	157

5.00%, 9/15/2023	334	363

6.65%, 10/1/2036	350	403

ONEOK, Inc.

3.40%, 9/1/2029	615	605

5.20%, 7/15/2048	850	834

Ovintiv, Inc. 7.38%, 11/1/2031	760	793

Phillips 66 Partners LP 3.15%, 12/15/2029	985	985

Pioneer Natural Resources Co. 1.90%, 8/15/2030	1,050	1,015

Plains All American Pipeline LP

3.80%, 9/15/2030	462	465

4.70%, 6/15/2044	610	564

Spectra Energy Partners LP 5.95%, 9/25/2043	452	584

Suncor Energy, Inc. (Canada) 6.80%, 5/15/2038	1,195	1,623

Sunoco Logistics Partners Operations LP

3.90%, 7/15/2026	244	256

6.10%, 2/15/2042	400	407

5.30%, 4/1/2044	170	161

TC PipeLines LP 3.90%, 5/25/2027	391	421

Tennessee Gas Pipeline Co. LLC 2.90%, 3/1/2030 (a)	930	975

Texas Eastern Transmission LP

2.80%, 10/15/2022 (a)	554	568

3.50%, 1/15/2028 (a)	90	97

Total Capital International SA (France)

2.99%, 6/29/2041	1,200	1,249

3.46%, 7/12/2049	815	904

3.13%, 5/29/2050	1,180	1,235

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2020	JPMORGAN INSTITUTIONAL TRUST FUNDS	17

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2020 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued

Oil, Gas & Consumable Fuels — continued

TransCanada PipeLines Ltd. (Canada) 4.88%, 1/15/2026	394	468

Valero Energy Corp.

2.70%, 4/15/2023	735	768

7.50%, 4/15/2032	175	252

Williams Cos., Inc. (The)

3.90%, 1/15/2025	512	564

4.85%, 3/1/2048	409	474

		45,330

Personal Products — 0.1%

Estee Lauder Cos., Inc. (The) 2.60%, 4/15/2030	1,880	2,064

Pharmaceuticals — 1.0%

AstraZeneca plc (United Kingdom)

1.38%, 8/6/2030	460	451

6.45%, 9/15/2037	300	463

4.00%, 9/18/2042	240	295

Bristol-Myers Squibb Co.

3.20%, 6/15/2026	810	921

4.13%, 6/15/2039	545	697

5.70%, 10/15/2040	633	936

5.00%, 8/15/2045	975	1,387

Eli Lilly and Co.

2.25%, 5/15/2050	575	545

2.50%, 9/15/2060	1,000	949

Merck & Co., Inc. 2.45%, 6/24/2050	840	838

Mylan NV 3.95%, 6/15/2026	300	340

Mylan, Inc. 5.40%, 11/29/2043	520	662

Pfizer, Inc.

3.90%, 3/15/2039	950	1,174

2.55%, 5/28/2040	550	574

Royalty Pharma plc

0.75%, 9/2/2023 (a)	945	944

1.20%, 9/2/2025 (a)	840	838

1.75%, 9/2/2027 (a)	840	838

3.30%, 9/2/2040 (a)	400	390

3.55%, 9/2/2050 (a)	410	393

Shire Acquisitions Investments Ireland DAC 3.20%, 9/23/2026	1,713	1,918

Takeda Pharmaceutical Co. Ltd. (Japan)

5.00%, 11/26/2028	895	1,107

3.03%, 7/9/2040	615	637

3.18%, 7/9/2050	590	599

3.38%, 7/9/2060	415	429

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Pharmaceuticals — continued

Upjohn, Inc. 3.85%, 6/22/2040 (a)	567	614

Zoetis, Inc. 2.00%, 5/15/2030	760	790

		19,729

Road & Rail — 0.3%

Burlington Northern Santa Fe LLC

5.75%, 5/1/2040	425	616

4.38%, 9/1/2042	375	480

5.15%, 9/1/2043	769	1,080

3.55%, 2/15/2050	653	775

CSX Corp.

5.50%, 4/15/2041	150	204

4.75%, 5/30/2042	191	246

4.75%, 11/15/2048	600	806

3.35%, 9/15/2049	95	106

JB Hunt Transport Services, Inc. 3.88%, 3/1/2026	515	596

Norfolk Southern Corp. 4.05%, 8/15/2052	600	724

Penske Truck Leasing Co. LP 4.13%, 8/1/2023 (a)	1,131	1,227

		6,860

Semiconductors & Semiconductor Equipment — 0.3%

Analog Devices, Inc. 4.50%, 12/5/2036	300	364

Broadcom, Inc.

4.11%, 9/15/2028	1,838	2,065

4.75%, 4/15/2029	1,575	1,842

QUALCOMM, Inc. 2.15%, 5/20/2030	2,055	2,167

		6,438

Software — 0.3%

Microsoft Corp.

3.50%, 2/12/2035	291	358

4.20%, 11/3/2035	615	810

4.10%, 2/6/2037	503	647

2.53%, 6/1/2050	297	311

3.95%, 8/8/2056	268	352

2.68%, 6/1/2060	716	752

Oracle Corp.

4.30%, 7/8/2034	82	102

3.80%, 11/15/2037	500	579

3.60%, 4/1/2040	1,600	1,804

4.38%, 5/15/2055	900	1,128

		6,843

SEE NOTES TO FINANCIAL STATEMENTS.

18	JPMORGAN INSTITUTIONAL TRUST FUNDS	AUGUST 31, 2020

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued

Specialty Retail — 0.2%

AutoZone, Inc. 1.65%, 1/15/2031	690	681

Home Depot, Inc. (The) 3.13%, 12/15/2049	1,630	1,785

Lowe’s Cos., Inc.

3.65%, 4/5/2029	418	484

4.65%, 4/15/2042	739	935

4.55%, 4/5/2049	403	511

O’Reilly Automotive, Inc. 3.60%, 9/1/2027	432	497

		4,893

Technology Hardware, Storage & Peripherals — 0.5%

Apple, Inc.

3.20%, 5/11/2027	686	782

3.00%, 6/20/2027	1,125	1,268

3.85%, 5/4/2043	150	184

3.45%, 2/9/2045	1,130	1,312

3.85%, 8/4/2046	569	702

3.75%, 11/13/2047	150	181

2.95%, 9/11/2049	1,094	1,176

2.55%, 8/20/2060	850	830

Dell International LLC

5.45%, 6/15/2023 (a)	485	536

6.02%, 6/15/2026 (a)	1,410	1,660

Hewlett Packard Enterprise Co. 1.45%, 4/1/2024	1,070	1,084

HP, Inc. 3.00%, 6/17/2027	665	722

		10,437

Thrifts & Mortgage Finance — 0.1%

BPCE SA (France)

4.63%, 7/11/2024 (a)	800	883

3.38%, 12/2/2026	400	449

		1,332

Tobacco — 0.0% (b)

BAT Capital Corp. (United Kingdom) 4.54%, 8/15/2047	265	288

Reynolds American, Inc. (United Kingdom) 7.00%, 8/4/2041	100	135

		423

Trading Companies & Distributors — 0.4%

Air Lease Corp.

3.38%, 7/1/2025	630	641

2.88%, 1/15/2026	1,000	994

3.75%, 6/1/2026	985	1,013

3.25%, 10/1/2029	2,080	2,031

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Trading Companies & Distributors — continued

Aviation Capital Group LLC

3.88%, 5/1/2023 (a)	490	483

5.50%, 12/15/2024 (a)	1,500	1,542

3.50%, 11/1/2027 (a)	700	622

BOC Aviation Ltd. (Singapore) 2.75%, 9/18/2022 (a)	450	458

3.50%, 10/10/2024 (a)	310	328

International Lease Finance Corp. 5.88%, 8/15/2022	506	548

		8,660

Water Utilities — 0.1%

American Water Capital Corp.

3.45%, 6/1/2029	795	914

3.45%, 5/1/2050	1,096	1,243

		2,157

Wireless Telecommunication Services — 0.7%

America Movil SAB de CV (Mexico)

3.63%, 4/22/2029	880	995

4.38%, 4/22/2049	441	548

Rogers Communications, Inc., (Canada) 4.35%, 5/1/2049	560	697

T-Mobile USA, Inc.

1.50%, 2/15/2026 (a)	2,105	2,135

3.75%, 4/15/2027 (a)	2,275	2,573

2.05%, 2/15/2028 (a)	1,550	1,588

3.88%, 4/15/2030 (a)	1,980	2,263

Vodafone Group plc (United Kingdom)

5.25%, 5/30/2048	496	648

4.88%, 6/19/2049	1,105	1,377

		12,824

Total Corporate Bonds (Cost $527,091)		578,022

U.S. Treasury Obligations — 22.8%

U.S. Treasury Bonds

4.38%, 2/15/2038	447	685

1.13%, 5/15/2040	1,615	1,585

3.88%, 8/15/2040	235	346

3.63%, 8/15/2043	5,214	7,554

3.75%, 11/15/2043	10,188	15,031

3.63%, 2/15/2044	7,780	11,292

3.00%, 11/15/2044	17,000	22,556

2.50%, 2/15/2045	17,900	21,872

2.88%, 8/15/2045	2,300	3,001

2.25%, 8/15/2046	11,193	13,122

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2020	JPMORGAN INSTITUTIONAL TRUST FUNDS	19

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2020 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
U.S. Treasury Obligations — continued

3.13%, 5/15/2048	3,757	5,193

2.25%, 8/15/2049	5,365	6,347

2.00%, 2/15/2050	8,859	9,971

1.25%, 5/15/2050	7,000	6,602

U.S. Treasury Inflation Indexed Bonds

1.75%, 1/15/2028	300	453

3.63%, 4/15/2028	799	1,763

2.50%, 1/15/2029	300	475

U.S. Treasury Inflation Indexed Notes 0.13%, 1/15/2022	2,453	2,851

U.S. Treasury Notes

2.38%, 12/31/2020	880	887

2.63%, 5/15/2021	1,006	1,023

3.13%, 5/15/2021	2,250	2,297

2.13%, 8/15/2021	13,000	13,243

1.13%, 9/30/2021	6,240	6,304

2.00%, 10/31/2021	1,100	1,124

1.88%, 11/30/2021	5,100	5,209

1.75%, 2/28/2022	12,700	13,005

2.13%, 5/15/2022	50,000	51,681

1.75%, 7/15/2022	5,000	5,149

1.63%, 8/31/2022	3,000	3,089

2.00%, 10/31/2022	1,650	1,716

1.50%, 2/28/2023	3,000	3,101

1.75%, 5/15/2023	2,221	2,317

2.50%, 5/15/2024	8,840	9,592

1.88%, 8/31/2024	569	607

2.25%, 11/15/2024	400	434

1.75%, 12/31/2024	13,555	14,439

2.88%, 4/30/2025	1,212	1,359

1.75%, 12/31/2026	10,154	10,994

2.88%, 5/15/2028	1,198	1,408

1.63%, 8/15/2029	130	141

U.S. Treasury STRIPS Bonds

4.86%, 8/15/2021 (f)	3,100	3,096

3.36%, 11/15/2021 (f)	11,340	11,321

3.21%, 2/15/2022 (f)	11,793	11,762

2.53%, 5/15/2022 (f)	18,545	18,496

3.15%, 8/15/2022 (f)	1,905	1,900

2.17%, 11/15/2022 (f)	18,375	18,312

3.60%, 2/15/2023 (f)	38,462	38,302

3.14%, 5/15/2023 (f)	14,070	14,004

2.39%, 8/15/2023 (f)	13,900	13,816

2.67%, 11/15/2023 (f)	1,052	1,044

1.84%, 2/15/2024 (f)	11,355	11,254

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

1.70%, 8/15/2024 (f)	20,600	20,354

7.22%, 5/15/2026 (f)	1,500	1,462

3.63%, 8/15/2026 (f)	1,592	1,547

2.37%, 11/15/2041 (f)	500	366

Total U.S. Treasury Obligations (Cost $413,421)		446,854

Mortgage-Backed Securities — 17.5%

FHLMC

Pool # 846812, ARM, 3.74%, 4/1/2030 (g)	7	7

Pool # 781087, ARM, 3.98%, 12/1/2033 (g)	180	183

Pool # 1B1665, ARM, 3.64%, 4/1/2034 (g)	133	137

Pool # 847356, ARM, 4.19%, 12/1/2034 (g)	93	94

Pool # 782979, ARM, 3.88%, 1/1/2035 (g)	137	145

Pool # 1Q0025, ARM, 3.49%, 2/1/2036 (g)	49	51

Pool # 848431, ARM, 3.78%, 2/1/2036 (g)	86	91

Pool # 1L1286, ARM, 3.75%, 5/1/2036 (g)	30	32

Pool # 848365, ARM, 3.21%, 7/1/2036 (g)	82	87

Pool # 1A1096, ARM, 3.23%, 10/1/2036 (g)	118	123

Pool # 1G2539, ARM, 3.85%, 10/1/2036 (g)	11	12

Pool # 1J1348, ARM, 4.21%, 10/1/2036 (g)	70	70

Pool # 1G2671, ARM, 3.66%, 11/1/2036 (g)	103	105

Pool # 782760, ARM, 3.72%, 11/1/2036 (g)	133	141

Pool # 1J1634, ARM, 3.00%, 12/1/2036 (g)	76	80

Pool # 1J0282, ARM, 3.88%, 2/1/2037 (g)	43	43

Pool # 1Q0739, ARM, 2.97%, 3/1/2037 (g)	145	152

Pool # 848699, ARM, 3.28%, 7/1/2040 (g)	189	197

FHLMC Gold Pools, 20 Year

Pool # C91403, 3.50%, 3/1/2032	231	250

FHLMC Gold Pools, 30 Year

Pool # C68485, 7.00%, 7/1/2032	20	22

Pool # G01448, 7.00%, 8/1/2032	45	52

Pool # A13625, 5.50%, 10/1/2033	228	268

Pool # A16107, 6.00%, 12/1/2033	73	81

Pool # A17537, 6.00%, 1/1/2034	96	113

Pool # A61572, 5.00%, 9/1/2034	521	600

Pool # A28796, 6.50%, 11/1/2034	101	120

Pool # G03369, 6.50%, 1/1/2035	231	261

Pool # A46987, 5.50%, 7/1/2035	462	542

SEE NOTES TO FINANCIAL STATEMENTS.

20	JPMORGAN INSTITUTIONAL TRUST FUNDS	AUGUST 31, 2020

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued

Pool # G01919, 4.00%, 9/1/2035	254	273

Pool # C02641, 7.00%, 10/1/2036	82	96

Pool # C02660, 6.50%, 11/1/2036	161	186

Pool # A93383, 5.00%, 8/1/2040	443	511

Pool # A93511, 5.00%, 8/1/2040	458	528

Pool # G06493, 4.50%, 5/1/2041	1,703	1,906

FHLMC Gold Pools, Other

Pool # P20570, 7.00%, 7/1/2029	42	47

Pool # G20027, 10.00%, 10/1/2030	10	11

Pool # U50105, 4.00%, 1/1/2032	590	634

Pool # U80254, 3.00%, 3/1/2033	445	474

Pool # P20409, 5.50%, 10/1/2033	88	97

Pool # P50201, 5.50%, 1/1/2034	55	59

Pool # U90975, 4.00%, 6/1/2042	1,811	1,982

Pool # U90673, 4.00%, 1/1/2043	450	493

Pool # U99134, 4.00%, 1/1/2046	8,085	8,857

Pool # U69030, 4.50%, 1/1/2046	3,298	3,647

FNMA

Pool # 470623, ARM, 0.96%, 3/1/2022 (g)	832	832

Pool # 54844, ARM, 2.52%, 9/1/2027 (g)	12	12

Pool # 303532, ARM, 4.00%, 3/1/2029 (g)	8	8

Pool # 555258, ARM, 2.28%, 1/1/2033 (g)	267	268

Pool # 722421, ARM, 2.29%, 7/1/2033 (g)	35	35

Pool # 722985, ARM, 2.53%, 7/1/2033 (g)	18	18

Pool # 686040, ARM, 2.63%, 7/1/2033 (g)	131	132

Pool # 746299, ARM, 2.95%, 9/1/2033 (g)	108	113

Pool # 749923, ARM, 3.90%, 11/1/2033 (g)	8	8

Pool # 766610, ARM, 3.71%, 1/1/2034 (g)	79	80

Pool # 920467, ARM, 2.88%, 2/1/2034 (g)	80	81

Pool # 770377, ARM, 3.11%, 4/1/2034 (g)	77	78

Pool # 751531, ARM, 2.71%, 5/1/2034 (g)	102	102

Pool # 782306, ARM, 3.80%, 7/1/2034 (g)	24	24

Pool # 790235, ARM, 2.11%, 8/1/2034 (g)	99	101

Pool # 735332, ARM, 3.51%, 8/1/2034 (g)	182	188

Pool # 791961, ARM, 2.19%, 9/1/2034 (g)	30	30

Pool # 725902, ARM, 3.90%, 9/1/2034 (g)	13	13

Pool # 896463, ARM, 3.13%, 10/1/2034 (g)	89	95

Pool # 803599, ARM, 3.47%, 10/1/2034 (g)	130	130

Pool # 803594, ARM, 3.48%, 10/1/2034 (g)	144	145

Pool # 806776, ARM, 2.83%, 11/1/2034 (g)	144	145

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Pool # 806778, ARM, 2.92%, 11/1/2034 (g)	399	403

Pool # 810896, ARM, 2.57%, 1/1/2035 (g)	304	314

Pool # 802692, ARM, 2.62%, 1/1/2035 (g)	253	254

Pool # 816597, ARM, 3.54%, 2/1/2035 (g)	17	17

Pool # 745862, ARM, 3.07%, 4/1/2035 (g)	85	86

Pool # 735539, ARM, 3.67%, 4/1/2035 (g)	474	501

Pool # 821378, ARM, 2.14%, 5/1/2035 (g)	84	85

Pool # 823660, ARM, 2.88%, 5/1/2035 (g)	65	66

Pool # 745766, ARM, 3.32%, 6/1/2035 (g)	205	209

Pool # 843026, ARM, 2.41%, 9/1/2035 (g)	345	357

Pool # 832801, ARM, 2.91%, 9/1/2035 (g)	48	49

Pool # 849251, ARM, 3.15%, 1/1/2036 (g)	84	87

Pool # 872622, ARM, 2.42%, 6/1/2036 (g)	25	26

Pool # 895141, ARM, 2.19%, 7/1/2036 (g)	106	108

Pool # 900197, ARM, 4.26%, 10/1/2036 (g)	64	68

Pool # 966946, ARM, 3.79%, 1/1/2038 (g)	34	34

FNMA UMBS, 15 Year

Pool # 889634, 6.00%, 2/1/2023	151	157

Pool # 995381, 6.00%, 1/1/2024	37	38

Pool # 995425, 6.00%, 1/1/2024	93	97

Pool # AD0133, 5.00%, 8/1/2024	38	40

FNMA UMBS, 20 Year

Pool # 254305, 6.50%, 5/1/2022	8	9

Pool # 555791, 6.50%, 12/1/2022	21	24

Pool # 255217, 4.50%, 4/1/2024	18	19

Pool # 888656, 6.50%, 4/1/2025	35	39

Pool # MA1138, 3.50%, 8/1/2032	540	583

FNMA UMBS, 30 Year

Pool # 50966, 7.00%, 1/1/2024	1	1

Pool # 399269, 7.00%, 4/1/2026	25	26

Pool # 689977, 8.00%, 3/1/2027	33	37

Pool # 695533, 8.00%, 6/1/2027	13	14

Pool # 756024, 8.00%, 9/1/2028	56	64

Pool # 755973, 8.00%, 11/1/2028	106	122

Pool # 455759, 6.00%, 12/1/2028	14	16

Pool # 252211, 6.00%, 1/1/2029	18	20

Pool # 459097, 7.00%, 1/1/2029	6	6

Pool # 889020, 6.50%, 11/1/2029	273	306

Pool # 598559, 6.50%, 8/1/2031	29	34

Pool # 622542, 5.50%, 9/1/2031	236	269

Pool # 788150, 6.00%, 3/1/2032	29	33

Pool # 649734, 7.00%, 6/1/2032	31	33

Pool # 675555, 6.00%, 12/1/2032	72	82

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2020	JPMORGAN INSTITUTIONAL TRUST FUNDS	21

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2020 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued

Pool # AL0045, 6.00%, 12/1/2032	285	334

Pool # 674349, 6.00%, 3/1/2033	12	13

Pool # 688625, 6.00%, 3/1/2033	21	23

Pool # 688655, 6.00%, 3/1/2033	15	17

Pool # 695584, 6.00%, 3/1/2033	6	7

Pool # 702901, 6.00%, 5/1/2033	93	109

Pool # 723852, 5.00%, 7/1/2033	112	129

Pool # 729296, 5.00%, 7/1/2033	245	279

Pool # 729379, 6.00%, 8/1/2033	23	25

Pool # 737825, 6.00%, 9/1/2033	31	35

Pool # 750977, 4.50%, 11/1/2033	75	82

Pool # 725017, 5.50%, 12/1/2033	387	455

Pool # 751341, 5.50%, 3/1/2034	42	47

Pool # 888568, 5.00%, 12/1/2034	9	10

Pool # 815426, 4.50%, 2/1/2035	1	1

Pool # AD0755, 7.00%, 6/1/2035	2,668	3,140

Pool # 820347, 5.00%, 9/1/2035	75	86

Pool # 833657, 7.50%, 8/1/2036	39	45

Pool # 986648, 6.00%, 9/1/2037	124	146

Pool # 888892, 7.50%, 11/1/2037	42	50

Pool # 257510, 7.00%, 12/1/2038	118	139

Pool # AD0753, 7.00%, 1/1/2039	89	106

Pool # AT5891, 3.00%, 6/1/2043	2,731	3,005

Pool # AL7527, 4.50%, 9/1/2043	1,313	1,468

Pool # BM3500, 4.00%, 9/1/2047	4,145	4,627

Pool # BJ1778, 4.50%, 10/1/2047	1,572	1,720

Pool # BN9180, 4.00%, 6/1/2049	1,422	1,526

Pool # BK8753, 4.50%, 6/1/2049	3,944	4,336

Pool # BO1219, 4.50%, 6/1/2049	4,698	5,075

Pool # BO7077, 3.00%, 9/1/2049	3,654	3,868

FNMA, 30 Year

Pool # 535183, 8.00%, 6/1/2028	14	15

Pool # 252409, 6.50%, 3/1/2029	49	55

Pool # 653815, 7.00%, 2/1/2033	8	9

Pool # 752786, 6.00%, 9/1/2033	61	68

Pool # 931717, 6.50%, 8/1/2039	278	318

FNMA, Other

Pool # FN0005, 3.46%, 11/1/2020 (g)	123	123

Pool # 466836, 3.87%, 1/1/2021	1,429	1,429

Pool # FN0003, 4.30%, 1/1/2021 (g)	356	356

Pool # 468102, 4.34%, 6/1/2021	5,000	5,057

Pool # AL0602, 4.20%, 7/1/2021 (g)	715	721

Pool # 468159, 4.26%, 7/1/2021	1,879	1,905

Pool # AM1771, 2.12%, 9/1/2021	2,500	2,538

Pool # 470407, 3.16%, 2/1/2022	2,402	2,460

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Pool # 470622, 2.75%, 3/1/2022	511	525

Pool # 471177, 2.94%, 5/1/2022	1,264	1,299

Pool # AM3789, 3.02%, 7/1/2023	2,202	2,333

Pool # AM7245, 2.95%, 8/1/2023	4,357	4,606

Pool # AM4066, 3.59%, 8/1/2023	2,500	2,689

Pool # AM4628, 3.69%, 11/1/2023	1,464	1,583

Pool # AM4668, 3.76%, 11/1/2023	1,922	2,085

Pool # AM4716, 3.38%, 12/1/2023	1,913	2,074

Pool # AM7231, 2.92%, 12/1/2024	3,955	4,292

Pool # AM7589, 2.95%, 12/1/2024	1,527	1,656

Pool # AM7290, 2.97%, 12/1/2024	3,426	3,724

Pool # AM7576, 3.04%, 12/1/2024	3,957	4,314

Pool # AM7124, 3.11%, 12/1/2024	2,472	2,702

Pool # 470300, 3.64%, 1/1/2025	891	982

Pool # AM3833, 3.25%, 7/1/2025	3,527	3,890

Pool # AM4991, 3.97%, 12/1/2025	1,694	1,910

Pool # AL6805, 3.78%, 1/1/2026 (g)	3,441	3,882

Pool # 468645, 4.54%, 7/1/2026	2,560	2,956

Pool # AM6448, 3.25%, 9/1/2026	9,671	10,876

Pool # AM7223, 3.11%, 12/1/2026	3,435	3,846

Pool # AM7118, 3.14%, 12/1/2026	2,740	3,063

Pool # AM7485, 3.24%, 12/1/2026	4,235	4,794

Pool # AM7390, 3.26%, 12/1/2026	3,748	4,207

Pool # AM7265, 3.30%, 12/1/2026	3,833	4,321

Pool # AM7515, 3.34%, 2/1/2027	3,000	3,385

Pool # AM8432, 2.79%, 5/1/2027	8,962	9,950

Pool # AM8803, 2.78%, 6/1/2027	4,854	5,375

Pool # AM8987, 2.79%, 6/1/2027	1,809	2,002

Pool # AM9003, 2.96%, 6/1/2027	2,811	3,145

Pool # BL1040, 3.81%, 12/1/2028	3,000	3,535

Pool # BL4364, 2.24%, 11/1/2029	5,456	5,922

Pool # BL4333, 2.52%, 11/1/2029	6,200	6,738

Pool # AM7785, 3.17%, 2/1/2030	2,872	3,260

Pool # AM7516, 3.55%, 2/1/2030	2,000	2,306

Pool # AM8544, 3.08%, 4/1/2030	7,673	8,728

Pool # AM8889, 2.92%, 5/1/2030	8,000	9,126

Pool # AM8804, 3.10%, 5/1/2030	3,650	4,159

Pool # AM8807, 3.10%, 5/1/2030	4,711	5,364

Pool # AM9020, 2.97%, 6/1/2030	3,850	4,349

Pool # AM8967, 3.08%, 6/1/2030	6,036	6,887

Pool # AM9320, 3.30%, 7/1/2030	4,022	4,636

Pool # AM9219, 3.35%, 9/1/2030	1,828	2,102

Pool # BL4315, 2.39%, 9/1/2031	4,550	4,999

Pool # AP9632, 4.00%, 10/1/2032	511	553

Pool # AP9762, 4.00%, 10/1/2032	642	695

SEE NOTES TO FINANCIAL STATEMENTS.

22	JPMORGAN INSTITUTIONAL TRUST FUNDS	AUGUST 31, 2020

INVESTMENTS	PRINCIPAL AMOUNT ($000)		VALUE ($000)
Mortgage-Backed Securities — continued

Pool # AQ7084, 3.50%, 12/1/2032	638		686

Pool # AT2703, 3.50%, 5/1/2033	1,520		1,635

Pool # AT2954, 3.50%, 5/1/2033	953		1,025

Pool # AT4180, 3.50%, 5/1/2033	786		840

Pool # AT4939, 3.50%, 5/1/2033	769		827

Pool # 754922, 5.50%, 9/1/2033	83		95

Pool # 762520, 4.00%, 11/1/2033	429		463

Pool # AM8922, 3.03%, 6/1/2035	2,725		3,072

Pool # AM9188, 3.12%, 6/1/2035	7,000		8,143

Pool # 849215, 6.50%, 1/1/2036	20		21

Pool # 872740, 6.50%, 6/1/2036	79		92

Pool # 886320, 6.50%, 7/1/2036	24		27

Pool # 888796, 6.00%, 9/1/2037	65		73

Pool # AO7225, 4.00%, 7/1/2042	599		656

Pool # AO9352, 4.00%, 7/1/2042	716		785

Pool # MA1125, 4.00%, 7/1/2042	901		983

Pool # AR1397, 3.00%, 1/1/2043	1,508		1,613

Pool # MA1711, 4.50%, 12/1/2043	2,872		3,201

Pool # MA1828, 4.50%, 3/1/2044	2,250		2,509

FNMA/FHLMC UMBS, Single Family, 30 Year

TBA, 2.50%, 9/25/2050 (h)	7,357		7,744

TBA, 2.00%, 10/25/2050 (h)	22,855		23,513

TBA, 2.50%, 10/25/2050 (h)	4,893		5,141

GNMA I, 30 Year

Pool # 313110, 7.50%, 11/15/2022	—	(i)	—	(i)

Pool # 345288, 7.50%, 3/15/2023	1		1

Pool # 782507, 9.50%, 10/15/2024	3		3

Pool # 554108, 6.50%, 3/15/2028	42		46

Pool # 481872, 7.50%, 7/15/2028	4		4

Pool # 468149, 8.00%, 8/15/2028	3		3

Pool # 486537, 7.50%, 9/15/2028	9		10

Pool # 486631, 6.50%, 10/15/2028	5		5

Pool # 591882, 6.50%, 7/15/2032	14		16

Pool # 607645, 6.50%, 2/15/2033	33		37

Pool # 607724, 7.00%, 2/15/2033	35		40

Pool # 604209, 6.50%, 4/15/2033	37		43

Pool # 781614, 7.00%, 6/15/2033	65		80

Pool # BM2141, 5.00%, 7/15/2049	1,310		1,491

GNMA II, 30 Year

Pool # 2006, 8.50%, 5/20/2025	9		10

Pool # 2141, 8.00%, 12/20/2025	1		1

Pool # 2234, 8.00%, 6/20/2026	4		4

Pool # 2270, 8.00%, 8/20/2026	2		3

Pool # 2285, 8.00%, 9/20/2026	3		3

Pool # 2324, 8.00%, 11/20/2026	3		4

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Pool # 2499, 8.00%, 10/20/2027	5	6

Pool # 2512, 8.00%, 11/20/2027	7	8

Pool # 2525, 8.00%, 12/20/2027	3	3

Pool # 2549, 7.50%, 2/20/2028	5	5

Pool # 2646, 7.50%, 9/20/2028	12	14

Pool # 2647, 8.00%, 9/20/2028	2	2

Pool # 3427, 4.50%, 8/20/2033	95	105

Pool # 4245, 6.00%, 9/20/2038	710	818

Pool # AK8806, 4.25%, 3/20/2045	1,471	1,636

Pool # BM2118, 4.50%, 6/20/2049	1,196	1,291

Pool # BO0535, 4.00%, 7/20/2049	2,810	3,007

Pool # BO8227, 5.00%, 7/20/2049	1,844	2,066

Pool # BO8228, 5.00%, 7/20/2049	1,660	1,845

Pool # BO8229, 5.00%, 7/20/2049	3,408	3,814

Pool # BM9734, 4.00%, 10/20/2049	4,831	5,218

Pool # BQ4115, 3.00%, 3/20/2050	5,279	5,564

GNMA II, Other

Pool # AC0979, 4.11%, 4/20/2063 (g)	339	346

Pool # AC0973, 4.20%, 5/20/2063 (g)	426	432

Total Mortgage-Backed Securities (Cost $322,318)		344,141

Collateralized Mortgage Obligations — 13.0%

ACC 1/15/2021 ‡	2,187	2,187

Acre 6.25%, 12/22/2021 ‡	3,785	3,747

Alternative Loan Trust

Series 2004-2CB, Class 1A9, 5.75%, 3/25/2034	4,849	4,902

Series 2005-1CB, Class 1A6, IF, IO, 6.92%, 3/25/2035 ‡ (g)	634	105

Series 2005-22T1, Class A2, IF, IO, 4.89%, 6/25/2035 ‡ (g)	3,665	637

Series 2005-20CB, Class 3A8, IF, IO, 4.57%, 7/25/2035 ‡ (g)	1,684	251

Series 2005-28CB, Class 1A4, 5.50%, 8/25/2035	1,636	1,616

Series 2005-28CB, Class 3A5, 6.00%, 8/25/2035	69	46

Series 2005-37T1, Class A2, IF, IO, 4.87%, 9/25/2035 ‡ (g)	2,839	483

Series 2005-54CB, Class 1A2, IF, IO, 4.67%, 11/25/2035 ‡ (g)	2,978	491

Series 2005-54CB, Class 1A11, 5.50%, 11/25/2035	1,183	1,131

Series 2005-57CB, Class 3A2, IF, IO, 4.92%, 12/25/2035 ‡ (g)	737	101

Series 2005-64CB, Class 1A9, 5.50%, 12/25/2035	510	497

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2020	JPMORGAN INSTITUTIONAL TRUST FUNDS	23

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2020 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued

Series 2006-26CB, Class A9, 6.50%, 9/25/2036	997	749

Banc of America Alternative Loan Trust

Series 2004-6, Class 15, PO, 7/25/2019 ‡	6	5

Series 2005-5, Class 1CB1, 5.50%, 6/25/2035	438	440

Series 2006-4, Class 1A4, 6.00%, 5/25/2046	286	258

Banc of America Funding Trust

Series 2004-1, PO, 3/25/2034 ‡	122	97

Series 2004-2, Class 30, PO, 9/20/2034 ‡	88	74

Series 2004-C, Class 1A1, 4.41%, 12/20/2034 (g)	67	66

Series 2005-E, Class 4A1, 3.86%, 3/20/2035 (g)	40	40

Series 2005-6, Class 2A7, 5.50%, 10/25/2035	185	179

Series 2005-7, Class 30, PO, 11/25/2035 ‡	142	128

Series 2005-8, Class 30, PO, 1/25/2036 ‡	91	68

Series 2006-A, Class 3A2, 3.50%, 2/20/2036 (g)	175	164

Banc of America Mortgage Trust

Series 2004-A, Class 2A2, 3.85%, 2/25/2034 (g)	46	46

BCAP LLC Trust

Series 2009-RR5, Class 8A1, 5.50%, 11/26/2034 (a) (g)	36	37

Bear Stearns ARM Trust

Series 2003-7, Class 3A, 3.31%, 10/25/2033 (g)	36	34

Series 2004-1, Class 12A1, 3.82%, 4/25/2034 (g)	258	247

Series 2004-2, Class 14A, 3.69%, 5/25/2034 (g)	38	36

Series 2006-1, Class A1, 3.84%, 2/25/2036 (g)	678	681

CHL Mortgage Pass-Through Trust

Series 2004-8, Class 2A1, 4.50%, 6/25/2019	2	2

Series 2004-HYB1, Class 2A, 3.27%, 5/20/2034 (g)	40	39

Series 2004-HYB3, Class 2A, 3.00%, 6/20/2034 (g)	235	228

Series 2004-7, Class 2A1, 3.56%, 6/25/2034 (g)	131	135

Series 2004-HYB6, Class A3, 3.55%, 11/20/2034 (g)	180	180

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2005-16, Class A23, 5.50%, 9/25/2035	329	296

Series 2005-22, Class 2A1, 3.46%, 11/25/2035 (g)	979	901

Citicorp Mortgage Securities REMIC Pass-Through Certificates Trust

Series 2005-5, Class A, PO, 8/25/2035 ‡	35	30

Series 2005-8, Class A, PO, 11/25/2035 ‡	76	64

Citigroup Global Markets Mortgage Securities VII, Inc.

Series 2003-UP2, Class 1, PO, 6/25/2033 ‡	1	1

Series 2003-HYB1, Class A, 4.24%, 9/25/2033 (g)	38	38

Citigroup Mortgage Loan Trust

Series 2015-A, Class B2, 4.50%, 6/25/2058 (a) (g)	413	415

Citigroup Mortgage Loan Trust, Inc.

Series 2003-1, Class 3, PO, 9/25/2033 ‡	26	24

Series 2003-UP3, Class A3, 7.00%, 9/25/2033	11	11

Series 2003-1, Class 2, PO, 10/25/2033 ‡	15	13

Series 2003-1, Class 2A6, PO, 10/25/2033 ‡	20	19

Series 2003-1, Class 2A5, 5.25%, 10/25/2033	39	39

Series 2004-UST1, Class A6, 2.95%, 8/25/2034 (g)	20	18

Series 2005-1, Class 2A1A, 2.51%, 2/25/2035 (g)	181	153

Series 2005-2, Class 2A11, 5.50%, 5/25/2035	190	198

Series 2005-5, Class 1A2, 3.06%, 8/25/2035 (g)	223	175

Conix Mortgage Asset Trust

Series 2013-1, Class A, 12/25/2047 ‡ (g) (j)	1,079	17

Credit Suisse First Boston Mortgage Securities Corp.

Series 2003-1, Class DB1, 6.73%, 2/25/2033 (g)	257	262

Series 2003-21, Class 1A4, 5.25%, 9/25/2033	65	67

Series 2003-25, Class 1P, PO, 10/25/2033 ‡	191	172

CSFB Mortgage-Backed Pass-Through Certificates

Series 2005-4, Class 3A18, 5.50%, 6/25/2035	1,093	1,134

SEE NOTES TO FINANCIAL STATEMENTS.

24	JPMORGAN INSTITUTIONAL TRUST FUNDS	AUGUST 31, 2020

INVESTMENTS	PRINCIPAL AMOUNT ($000)		VALUE ($000)
Collateralized Mortgage Obligations — continued

Series 2005-4, Class 3A23, 5.50%, 6/25/2035	2,305		2,320

CSMA SFR

Zero Coupon, 4/25/2023 ‡	3,061		3,038

CSMA SFR Holdings II 7/25/2023 ‡	2,968		2,965

FHLMC — GNMA Series 8, Class ZA, 7.00%, 3/25/2023	24		24

FHLMC, REMIC

Series 1065, Class J, 9.00%, 4/15/2021	—	(i)	—	(i)

Series 1084, Class F, 1.11%, 5/15/2021 (g)	—	(i)	—	(i)

Series 1084, Class S, HB, IF, 44.50%, 5/15/2021 (g)	—	(i)	—	(i)

Series 1144, Class KB, 8.50%, 9/15/2021	1		1

Series 1250, Class J, 7.00%, 5/15/2022	1		1

Series 1343, Class LB, 7.50%, 8/15/2022	3		3

Series 1343, Class LA, 8.00%, 8/15/2022	2		2

Series 1370, Class JA, 1.31%, 9/15/2022 (g)	5		5

Series 2512, Class PG, 5.50%, 10/15/2022	50		52

Series 1455, Class WB, IF, 4.59%, 12/15/2022 (g)	5		5

Series 2535, Class BK, 5.50%, 12/15/2022	25		26

Series 1470, Class F, 1.76%, 2/15/2023 (g)	—	(i)	—	(i)

Series 2568, Class KG, 5.50%, 2/15/2023	70		73

Series 1466, Class PZ, 7.50%, 2/15/2023	23		24

Series 1498, Class I, 1.31%, 4/15/2023 (g)	29		29

Series 1502, Class PX, 7.00%, 4/15/2023	46		49

Series 1798, Class F, 5.00%, 5/15/2023	36		37

Series 1505, Class Q, 7.00%, 5/15/2023	5		6

Series 1518, Class G, IF, 8.79%, 5/15/2023 (g)	11		12

Series 1541, Class O, 0.00%, 7/15/2023 (g)	12		12

Series 2638, Class DS, IF, 8.44%, 7/15/2023 (g)	9		10

Series 1541, Class M, HB, IF, 24.51%, 7/15/2023 (g)	4		5

Series 1570, Class F, 2.18%, 8/15/2023 (g)	1		1

Series 1608, Class L, 6.50%, 9/15/2023	118		127

Series 1573, Class PZ, 7.00%, 9/15/2023	35		38

Series 2571, Class SK, HB, IF, 33.80%, 9/15/2023 (g)	16		22

Series 1591, Class PV, 6.25%, 10/15/2023	23		24

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 1602, Class SA, HB, IF, 22.18%, 10/15/2023 (g)	14	17

Series 2710, Class HB, 5.50%, 11/15/2023	199	207

Series 1642, Class PJ, 6.00%, 11/15/2023	57	61

Series 2716, Class UN, 4.50%, 12/15/2023	136	141

Series 1638, Class H, 6.50%, 12/15/2023	79	85

Series 2283, Class K, 6.50%, 12/15/2023	34	36

Series 1700, Class GA, PO, 2/15/2024	8	7

Series 1865, Class D, PO, 2/15/2024	39	39

Series 1760, Class ZD, 0.10%, 2/15/2024 (g)	103	102

Series 1671, Class QC, IF, 10.00%, 2/15/2024 (g)	14	16

Series 1686, Class SH, IF, 18.84%, 2/15/2024 (g)	3	3

Series 1709, Class FA, 0.00%, 3/15/2024 (g)	1	1

Series 1699, Class FC, 0.77%, 3/15/2024 (g)	4	4

Series 1695, Class EB, 7.00%, 3/15/2024	18	20

Series 1706, Class K, 7.00%, 3/15/2024	54	58

Series 2033, Class SN, HB, IF, 28.37%, 3/15/2024 (g)	9	2

Series 2306, Class K, PO, 5/15/2024	10	10

Series 2306, Class SE, IF, IO, 10.00%, 5/15/2024 (g)	23	3

Series 1745, Class D, 7.50%, 8/15/2024	13	14

Series 3720, Class A, 4.50%, 9/15/2025	106	113

Series 3131, Class BK, 5.50%, 3/15/2026	376	403

Series 1829, Class ZB, 6.50%, 3/15/2026	9	10

Series 1863, Class Z, 6.50%, 7/15/2026	11	12

Series 1890, Class H, 7.50%, 9/15/2026	13	15

Series 1899, Class ZE, 8.00%, 9/15/2026	40	46

Series 3229, Class HE, 5.00%, 10/15/2026	375	401

Series 1963, Class Z, 7.50%, 1/15/2027	34	40

Series 1935, Class FL, 0.86%, 2/15/2027 (g)	2	3

Series 1981, Class Z, 6.00%, 5/15/2027	52	57

Series 1970, Class PG, 7.25%, 7/15/2027	4	5

Series 1987, Class PE, 7.50%, 9/15/2027	20	23

Series 2019, Class Z, 6.50%, 12/15/2027	43	49

Series 2038, Class PN, IO, 7.00%, 3/15/2028	40	6

Series 2040, Class PE, 7.50%, 3/15/2028	85	100

Series 4251, Class KW, 2.50%, 4/15/2028	3,684	3,862

Series 2043, Class CJ, 6.50%, 4/15/2028	12	14

Series 2054, Class PV, 7.50%, 5/15/2028	58	67

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2020	JPMORGAN INSTITUTIONAL TRUST FUNDS	25

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2020 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued

Series 2075, Class PM, 6.25%, 8/15/2028	126	140

Series 2075, Class PH, 6.50%, 8/15/2028	112	128

Series 2086, Class GB, 6.00%, 9/15/2028	33	37

Series 2089, Class PJ, IO, 7.00%, 10/15/2028	54	6

Series 2095, Class PE, 6.00%, 11/15/2028	156	176

Series 2125, Class JZ, 6.00%, 2/15/2029	52	58

Series 2136, Class PG, 6.00%, 3/15/2029	58	66

Series 2132, Class SB, HB, IF, 29.88%, 3/15/2029 (g)	11	18

Series 2141, IO, 7.00%, 4/15/2029	17	2

Series 2169, Class TB, 7.00%, 6/15/2029	190	220

Series 2163, Class PC, IO, 7.50%, 6/15/2029	20	2

Series 2172, Class QC, 7.00%, 7/15/2029	129	151

Series 2176, Class OJ, 7.00%, 8/15/2029	91	106

Series 2201, Class C, 8.00%, 11/15/2029	47	54

Series 2209, Class TC, 8.00%, 1/15/2030	48	58

Series 2210, Class Z, 8.00%, 1/15/2030	91	111

Series 2224, Class CB, 8.00%, 3/15/2030	22	26

Series 2230, Class Z, 8.00%, 4/15/2030	57	68

Series 2234, Class PZ, 7.50%, 5/15/2030	42	50

Series 2247, Class Z, 7.50%, 8/15/2030	40	48

Series 2256, Class MC, 7.25%, 9/15/2030	55	66

Series 2259, Class ZM, 7.00%, 10/15/2030	82	97

Series 2262, Class Z, 7.50%, 10/15/2030	12	14

Series 2271, Class PC, 7.25%, 12/15/2030	89	106

Series 2296, Class PD, 7.00%, 3/15/2031	53	62

Series 2313, Class LA, 6.50%, 5/15/2031	43	50

Series 2325, Class PM, 7.00%, 6/15/2031	64	76

Series 2359, Class ZB, 8.50%, 6/15/2031	152	187

Series 2344, Class ZD, 6.50%, 8/15/2031	512	595

Series 2344, Class ZJ, 6.50%, 8/15/2031	44	53

Series 2345, Class NE, 6.50%, 8/15/2031	35	42

Series 2351, Class PZ, 6.50%, 8/15/2031	41	47

Series 2353, Class AZ, 6.00%, 9/15/2031	288	322

Series 2367, Class ME, 6.50%, 10/15/2031	87	98

Series 2396, Class FM, 0.61%, 12/15/2031 (g)	159	159

Series 2399, Class OH, 6.50%, 1/15/2032	115	135

Series 2399, Class TH, 6.50%, 1/15/2032	132	156

Series 2410, Class OE, 6.38%, 2/15/2032	44	49

Series 2410, Class NG, 6.50%, 2/15/2032	122	144

Series 2420, Class XK, 6.50%, 2/15/2032	179	211

Series 2464, Class SI, IF, IO, 7.84%, 2/15/2032 (g)	242	46

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2410, Class QX, IF, IO, 8.49%, 2/15/2032 (g)	57	12

Series 2412, Class SP, IF, 15.78%, 2/15/2032 (g)	123	168

Series 2410, Class QS, IF, 19.08%, 2/15/2032 (g)	96	152

Series 2430, Class WF, 6.50%, 3/15/2032	257	306

Series 2423, Class MC, 7.00%, 3/15/2032	137	163

Series 2423, Class MT, 7.00%, 3/15/2032	118	142

Series 2444, Class ES, IF, IO, 7.79%, 3/15/2032 (g)	99	20

Series 2450, Class SW, IF, IO, 7.84%, 3/15/2032 (g)	79	16

Series 2435, Class CJ, 6.50%, 4/15/2032	189	222

Series 2434, Class TC, 7.00%, 4/15/2032	133	159

Series 2436, Class MC, 7.00%, 4/15/2032	86	99

Series 2455, Class GK, 6.50%, 5/15/2032	271	317

Series 2450, Class GZ, 7.00%, 5/15/2032	77	93

Series 2462, Class JG, 6.50%, 6/15/2032	128	151

Series 2466, Class PH, 6.50%, 6/15/2032	196	230

Series 2474, Class NR, 6.50%, 7/15/2032	125	143

Series 2484, Class LZ, 6.50%, 7/15/2032	132	160

Series 2500, Class MC, 6.00%, 9/15/2032	124	145

Series 2835, Class QO, PO, 12/15/2032	20	19

Series 2543, Class YX, 6.00%, 12/15/2032	250	287

Series 2544, Class HC, 6.00%, 12/15/2032	230	267

Series 2552, Class ME, 6.00%, 1/15/2033	281	332

Series 2567, Class QD, 6.00%, 2/15/2033	292	346

Series 2575, Class ME, 6.00%, 2/15/2033	687	802

Series 2596, Class QG, 6.00%, 3/15/2033	180	202

Series 2586, Class WI, IO, 6.50%, 3/15/2033	87	17

Series 2692, Class SC, IF, 12.96%, 7/15/2033 (g)	50	67

Series 4240, Class B, 3.00%, 8/15/2033	2,501	2,798

Series 3920, Class LP, 5.00%, 1/15/2034	734	850

Series 2744, Class PE, 5.50%, 2/15/2034	16	17

Series 3611, PO, 7/15/2034	47	45

Series 2990, Class UZ, 5.75%, 6/15/2035	1,701	1,974

Series 3004, Class EK, 5.50%, 7/15/2035	1,233	1,548

Series 3014, Class OD, PO, 8/15/2035	46	42

Series 3085, Class WF, 0.96%, 8/15/2035 (g)	125	127

Series 3047, Class OD, 5.50%, 10/15/2035	944	1,056

Series 3074, Class BH, 5.00%, 11/15/2035	305	335

Series 3064, Class MC, 5.50%, 11/15/2035	3,095	3,803

SEE NOTES TO FINANCIAL STATEMENTS.

26	JPMORGAN INSTITUTIONAL TRUST FUNDS	AUGUST 31, 2020

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued

Series 3102, Class FB, 0.46%, 1/15/2036 (g)	142	142

Series 3102, Class HS, HB, IF, 23.97%, 1/15/2036 (g)	38	57

Series 3117, Class EO, PO, 2/15/2036	289	273

Series 3117, Class OK, PO, 2/15/2036	169	160

Series 3134, PO, 3/15/2036	42	41

Series 3152, Class MO, PO, 3/15/2036	224	213

Series 3122, Class ZB, 6.00%, 3/15/2036	25	39

Series 3138, PO, 4/15/2036	202	194

Series 3607, Class BO, PO, 4/15/2036	98	93

Series 3219, Class DI, IO, 6.00%, 4/15/2036	158	34

Series 3819, Class ZQ, 6.00%, 4/15/2036	939	1,120

Series 3149, Class SO, PO, 5/15/2036	29	25

Series 3233, Class OP, PO, 5/15/2036	65	61

Series 3171, Class MO, PO, 6/15/2036	37	36

Series 3179, Class OA, PO, 7/15/2036	189	180

Series 3194, Class SA, IF, IO, 6.94%, 7/15/2036 (g)	30	5

Series 3211, Class SO, PO, 9/15/2036	191	183

Series 3218, Class AO, PO, 9/15/2036	94	82

Series 3232, Class ST, IF, IO, 6.54%, 10/15/2036 (g)	212	45

Series 3256, PO, 12/15/2036	125	118

Series 3261, Class OA, PO, 1/15/2037	156	146

Series 3260, Class CS, IF, IO, 5.98%, 1/15/2037 (g)	259	52

Series 3274, Class JO, PO, 2/15/2037	41	40

Series 3275, Class FL, 0.60%, 2/15/2037 (g)	48	48

Series 3290, Class SB, IF, IO, 6.29%, 3/15/2037 (g)	314	64

Series 3318, Class AO, PO, 5/15/2037	13	12

Series 3607, PO, 5/15/2037	196	184

Series 3315, Class HZ, 6.00%, 5/15/2037	208	238

Series 3326, Class JO, PO, 6/15/2037	13	12

Series 3331, PO, 6/15/2037	144	137

Series 3607, Class OP, PO, 7/15/2037	425	390

Series 4048, Class FJ, 0.57%, 7/15/2037 (g)	663	663

Series 3385, Class SN, IF, IO, 5.84%, 11/15/2037 (g)	44	7

Series 3387, Class SA, IF, IO, 6.26%, 11/15/2037 (g)	198	38

Series 3422, Class AI, IO, 0.25%, 1/15/2038 (k)	1,134	8

INVESTMENTS	PRINCIPAL AMOUNT ($000)		VALUE ($000)

Series 3404, Class SC, IF, IO, 5.84%, 1/15/2038 (g)	329		68

Series 3424, Class PI, IF, IO, 6.64%, 4/15/2038 (g)	269		64

Series 3481, Class SJ, IF, IO, 5.69%, 8/15/2038 (g)	399		79

Series 3511, Class SA, IF, IO, 5.84%, 2/15/2039 (g)	262		49

Series 3549, Class FA, 1.36%, 7/15/2039 (g)	35		35

Series 3997, Class PF, 0.61%, 11/15/2039 (g)	55		55

Series 3621, Class BO, PO, 1/15/2040	139		132

Series 3747, Class PY, 4.00%, 10/15/2040	1,000		1,187

Series 3925, Class FL, 0.61%, 1/15/2041 (g)	369		369

Series 3852, Class QN, IF, 5.50%, 5/15/2041 (g)	191		213

Series 3852, Class TP, IF, 5.50%, 5/15/2041 (g)	609		675

Series 3957, Class B, 4.00%, 11/15/2041	276		307

Series 3966, Class NA, 4.00%, 12/15/2041	486		544

Series 4217, Class KY, 3.00%, 6/15/2043	2,000		2,234

Series 4374, Class NC, 3.75%, 2/15/2046 (k)	172		172

Series 4822, Class ZB, 4.00%, 7/15/2048	3,791		4,168

FHLMC, STRIPS

Series 243, Class 16, IO, 4.50%, 11/15/2020	—	(i)	—	(i)

Series 134, Class B, IO, 9.00%, 4/1/2022	—	(i)	—	(i)

Series 233, Class 11, IO, 5.00%, 9/15/2035	330		58

Series 233, Class 13, IO, 5.00%, 9/15/2035	476		83

Series 299, Class 300, 3.00%, 1/15/2043	3,404		3,608

Series 310, PO, 9/15/2043	1,208		1,103

Series 323, Class 300, 3.00%, 1/15/2044	2,355		2,572

FHLMC, Structured Pass-Through Certificates, Whole Loan

Series T-41, Class 3A, 5.27%, 7/25/2032 (g)	279		318

Series T-76, Class 2A, 1.94%, 10/25/2037 (g)	828		887

Series T-51, Class 2A, 7.50%, 8/25/2042 (g)	186		250

Series T-54, Class 2A, 6.50%, 2/25/2043	1,051		1,292

Series T-54, Class 3A, 7.00%, 2/25/2043	295		365

Series T-58, Class A, PO, 9/25/2043	96		84

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2020	JPMORGAN INSTITUTIONAL TRUST FUNDS	27

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2020 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)		VALUE ($000)
Collateralized Mortgage Obligations — continued

Series T-59, Class 1AP, PO, 10/25/2043	229		181

First Horizon Alternative Mortgage Securities Trust

Series 2004-AA4, Class A1, 3.53%, 10/25/2034 (g)	208		206

Series 2005-FA8, Class 1A19, 5.50%, 11/25/2035	553		421

Series 2007-FA4, Class 1A2, IF, IO, 5.47%, 8/25/2037 ‡ (g)	1,116		289

FNMA Trust, Whole Loan

Series 2004-W1, Class 2A2, 7.00%, 12/25/2033	96		114

Series 2004-W2, Class 2A2, 7.00%, 2/25/2044	200		236

Series 2004-W15, Class 2AF, 0.43%, 8/25/2044 (g)	289		288

Series 2005-W3, Class 2AF, 0.40%, 3/25/2045 (g)	797		794

Series 2006-W2, Class 1AF1, 0.40%, 2/25/2046 (g)	260		259

FNMA, Grantor Trust, Whole Loan

Series 2002-T19, Class A2, 7.00%, 7/25/2042	536		650

Series 2004-T3, Class 1A3, 7.00%, 2/25/2044	308		370

FNMA, REMIC

Series 1990-134, Class SC, HB, IF, 21.34%, 11/25/2020 (g)	—	(i)	—	(i)

Series 1990-140, Class K, HB, 652.15%, 12/25/2020	—	(i)	—	(i)

Series 1991-24, Class Z, 5.00%, 3/25/2021	—	(i)	—	(i)

Series 2001-4, Class PC, 7.00%, 3/25/2021	2		2

Series 2001-48, Class Z, 6.50%, 9/25/2021	46		47

Series G-51, Class SA, HB, IF, 28.83%, 12/25/2021 (g)	—	(i)	—	(i)

Series 2002-1, Class HC, 6.50%, 2/25/2022	6		6

Series 2007-15, Class NO, PO, 3/25/2022	11		11

Series 1992-101, Class J, 7.50%, 6/25/2022	—	(i)	—	(i)

Series G92-42, Class Z, 7.00%, 7/25/2022	1		1

Series G92-35, Class E, 7.50%, 7/25/2022	9		9

Series G92-44, Class ZQ, 8.00%, 7/25/2022	1		1

Series G92-35, Class G, HB, 1,184.78%, 7/25/2022	—	(i)	—	(i)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 1992-136, Class PK, 6.00%, 8/25/2022	5	5

Series 1996-59, Class J, 6.50%, 8/25/2022	3	3

Series G92-52, Class FD, 0.20%, 9/25/2022 (g)	1	1

Series 1992-143, Class MA, 5.50%, 9/25/2022	2	2

Series G92-54, Class ZQ, 7.50%, 9/25/2022	5	5

Series 1992-163, Class M, 7.75%, 9/25/2022	8	8

Series G92-62, Class B, PO, 10/25/2022	3	3

Series G92-59, Class F, 1.38%, 10/25/2022 (g)	1	1

Series G92-61, Class Z, 7.00%, 10/25/2022	3	3

Series 1992-188, Class PZ, 7.50%, 10/25/2022	20	21

Series G93-1, Class KA, 7.90%, 1/25/2023	14	15

Series G93-5, Class Z, 6.50%, 2/25/2023	5	5

Series 1997-61, Class ZC, 7.00%, 2/25/2023	78	82

Series 1993-27, Class SA, IF, 15.50%, 2/25/2023 (g)	3	3

Series G93-14, Class J, 6.50%, 3/25/2023	5	6

Series 1993-25, Class J, 7.50%, 3/25/2023	12	13

Series 1993-21, Class KA, 7.70%, 3/25/2023	8	9

Series 1998-4, Class C, PO, 4/25/2023	2	2

Series G93-17, Class SI, IF, 6.00%, 4/25/2023 (g)	13	13

Series 1993-62, Class SA, IF, 18.94%, 4/25/2023 (g)	5	5

Series 1998-43, Class SA, HB, IF, 21.25%, 4/25/2023 (g)	15	3

Series 2003-39, Class LW, 5.50%, 5/25/2023	144	150

Series 2003-41, Class PE, 5.50%, 5/25/2023	63	66

Series 2008-47, Class SI, IF, IO, 6.32%, 6/25/2023 (g)	22	1

Series G93-27, Class FD, 1.06%, 8/25/2023 (g)	10	10

Series 2002-83, Class CS, 6.88%, 8/25/2023	94	100

Series 1999-38, Class SK, IF, IO, 7.87%, 8/25/2023 (g)	3	–	(i)

Series 1996-14, Class SE, IF, IO, 10.00%, 8/25/2023 (g)	48	5

SEE NOTES TO FINANCIAL STATEMENTS.

28	JPMORGAN INSTITUTIONAL TRUST FUNDS	AUGUST 31, 2020

INVESTMENTS	PRINCIPAL AMOUNT ($000)		VALUE ($000)
Collateralized Mortgage Obligations — continued

Series 1993-205, Class H, PO, 9/25/2023	7		7

Series G93-37, Class H, PO, 9/25/2023	2		2

Series 1993-165, Class SK, IF, 12.50%, 9/25/2023 (g)	6		7

Series 1993-165, Class SD, IF, 13.41%, 9/25/2023 (g)	3		3

Series 1993-179, Class SC, IF, 10.50%, 10/25/2023 (g)	3		3

Series 1999-52, Class NS, HB, IF, 22.89%, 10/25/2023 (g)	8		10

Series 1993-179, Class SB, HB, IF, 26.77%, 10/25/2023 (g)	4		5

Series 1995-19, Class Z, 6.50%, 11/25/2023	55		59

Series 1993-230, Class FA, 0.78%, 12/25/2023 (g)	5		5

Series 1993-247, Class FE, 1.18%, 12/25/2023 (g)	11		11

Series 1993-225, Class UB, 6.50%, 12/25/2023	14		15

Series 1993-247, Class SU, IF, 12.27%, 12/25/2023 (g)	5		6

Series 2002-1, Class UD, HB, IF, 23.89%, 12/25/2023 (g)	11		14

Series 2009-9, IO, 5.00%, 2/25/2024	—	(i)	—	(i)

Series 2009-18, IO, 5.00%, 3/25/2024	—	(i)	—	(i)

Series 1994-37, Class L, 6.50%, 3/25/2024	42		45

Series 1994-40, Class Z, 6.50%, 3/25/2024	267		288

Series 2004-53, Class NC, 5.50%, 7/25/2024	45		48

Series 1995-2, Class Z, 8.50%, 1/25/2025	10		11

Series G95-1, Class C, 8.80%, 1/25/2025	9		10

Series 1997-20, IO, 1.84%, 3/25/2027 (g)	24		–	(i)

Series 1997-27, Class J, 7.50%, 4/18/2027	6		7

Series 1997-29, Class J, 7.50%, 4/20/2027	14		16

Series 1997-39, Class PD, 7.50%, 5/20/2027	86		98

Series 1997-42, Class ZC, 6.50%, 7/18/2027	6		7

Series 1997-81, Class PI, IO, 7.00%, 12/18/2027	24		2

Series 1998-36, Class ZB, 6.00%, 7/18/2028	35		39

Series 1998-66, Class SB, IF, IO, 7.97%, 12/25/2028 (g)	22		1

Series 1999-18, Class Z, 5.50%, 4/18/2029	49		53

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 1999-17, Class C, 6.35%, 4/25/2029	25	28

Series 1999-62, Class PB, 7.50%, 12/18/2029	40	46

Series 2000-2, Class ZE, 7.50%, 2/25/2030	121	141

Series 2013-103, Class VG, 3.00%, 3/25/2030	3,500	3,629

Series 2000-20, Class SA, IF, IO, 8.92%, 7/25/2030 (g)	64	9

Series 2000-52, IO, 8.50%, 1/25/2031	12	2

Series 2001-7, Class PF, 7.00%, 3/25/2031	26	31

Series 2011-31, Class DB, 3.50%, 4/25/2031	1,867	2,025

Series 2001-33, Class ID, IO, 6.00%, 7/25/2031	96	16

Series 2001-30, Class PM, 7.00%, 7/25/2031	93	111

Series 2001-36, Class DE, 7.00%, 8/25/2031	89	105

Series 2001-49, Class Z, 6.50%, 9/25/2031	24	28

Series 2001-44, Class MY, 7.00%, 9/25/2031	222	267

Series 2001-44, Class PD, 7.00%, 9/25/2031	30	36

Series 2001-44, Class PU, 7.00%, 9/25/2031	27	32

Series 2001-52, Class KB, 6.50%, 10/25/2031	28	32

Series 2003-52, Class SX, HB, IF, 22.42%, 10/25/2031 (g)	51	84

Series 2001-61, Class Z, 7.00%, 11/25/2031	314	377

Series 2001-72, Class SX, IF, 17.06%, 12/25/2031 (g)	9	12

Series 2002-1, Class SA, HB, IF, 24.62%, 2/25/2032 (g)	14	21

Series 2002-13, Class SJ, IF, IO, 1.60%, 3/25/2032 (g)	279	10

Series 2002-13, Class ST, IF, 10.00%, 3/25/2032 (g)	4	5

Series 2002-21, Class LO, PO, 4/25/2032	9	9

Series 2002-21, Class PE, 6.50%, 4/25/2032	84	99

Series 2002-28, Class PK, 6.50%, 5/25/2032	216	254

Series 2012-66, Class CB, 3.00%, 6/25/2032	3,000	3,364

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2020	JPMORGAN INSTITUTIONAL TRUST FUNDS	29

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2020 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued

Series 2002-37, Class Z, 6.50%, 6/25/2032	56	63

Series 2006-130, Class GI, IO, 6.50%, 7/25/2032	237	40

Series 2002-48, Class GH, 6.50%, 8/25/2032	332	397

Series 2004-61, Class SK, IF, 8.50%, 11/25/2032 (g)	38	45

Series 2004-59, Class BG, PO, 12/25/2032	104	99

Series 2002-77, Class S, IF, 14.16%, 12/25/2032 (g)	46	61

Series 2003-22, Class UD, 4.00%, 4/25/2033	1,030	1,149

Series 2003-35, Class UC, 3.75%, 5/25/2033	11	11

Series 2003-42, Class GB, 4.00%, 5/25/2033	64	72

Series 2003-34, Class AX, 6.00%, 5/25/2033	206	243

Series 2003-34, Class ED, 6.00%, 5/25/2033	934	1,097

Series 2003-39, IO, 6.00%, 5/25/2033 (g)	40	7

Series 2003-33, Class IA, IO, 6.50%, 5/25/2033	322	70

Series 2007-97, Class KI, IO, 7.00%, 5/25/2033	587	68

Series 2003-47, Class PE, 5.75%, 6/25/2033	149	171

Series 2004-4, Class QI, IF, IO, 6.92%, 6/25/2033 (g)	225	13

Series 2004-4, Class QM, IF, 13.85%, 6/25/2033 (g)	21	23

Series 2003-64, Class SX, IF, 13.36%, 7/25/2033 (g)	44	56

Series 2003-132, Class OA, PO, 8/25/2033	21	20

Series 2003-72, Class IE, IO, 5.50%, 8/25/2033	323	58

Series 2003-71, Class DS, IF, 7.26%, 8/25/2033 (g)	325	384

Series 2003-74, Class SH, IF, 9.85%, 8/25/2033 (g)	61	76

Series 2003-91, Class SD, IF, 12.21%, 9/25/2033 (g)	68	86

Series 2013-101, Class AE, 3.00%, 10/25/2033	3,349	3,733

Series 2013-101, Class E, 3.00%, 10/25/2033	3,000	3,325

Series 2013-108, Class GU, 3.00%, 10/25/2033	4,000	4,447

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2003-116, Class SB, IF, IO, 7.42%, 11/25/2033 (g)	448	95

Series 2006-44, Class P, PO, 12/25/2033	754	716

Series 2003-130, Class SX, IF, 11.26%, 1/25/2034 (g)	11	12

Series 2004-25, Class SA, IF, 19.04%, 4/25/2034 (g)	209	313

Series 2004-46, Class SK, IF, 16.02%, 5/25/2034 (g)	395	548

Series 2004-36, Class SA, IF, 19.04%, 5/25/2034 (g)	442	683

Series 2004-46, Class QB, HB, IF, 23.30%, 5/25/2034 (g)	153	244

Series 2004-51, Class SY, IF, 13.89%, 7/25/2034 (g)	79	101

Series 2004-79, Class SP, IF, 19.32%, 11/25/2034 (g)	18	18

Series 2005-74, Class CS, IF, 19.54%, 5/25/2035 (g)	142	185

Series 2005-56, Class S, IF, IO, 6.53%, 7/25/2035 (g)	433	101

Series 2005-66, Class SG, IF, 16.94%, 7/25/2035 (g)	123	184

Series 2005-68, Class PG, 5.50%, 8/25/2035	391	448

Series 2005-84, Class XM, 5.75%, 10/25/2035	1,130	1,284

Series 2005-110, Class GL, 5.50%, 12/25/2035	3,135	3,672

Series 2006-46, Class UC, 5.50%, 12/25/2035	349	377

Series 2005-109, Class PC, 6.00%, 12/25/2035	393	442

Series 2006-15, Class OT, PO, 1/25/2036	1	1

Series 2006-39, Class WC, 5.50%, 1/25/2036	360	392

Series 2006-16, Class OA, PO, 3/25/2036	148	140

Series 2006-22, Class AO, PO, 4/25/2036	239	227

Series 2006-23, Class KO, PO, 4/25/2036	43	42

Series 2006-44, Class GO, PO, 6/25/2036	320	302

Series 2006-53, Class US, IF, IO, 6.40%, 6/25/2036 (g)	491	96

Series 2006-56, PO, 7/25/2036	256	241

Series 2006-58, PO, 7/25/2036	137	130

Series 2006-58, Class AP, PO, 7/25/2036	295	276

Series 2006-65, Class QO, PO, 7/25/2036	218	207

Series 2006-56, Class FC, 0.47%, 7/25/2036 (g)	463	463

SEE NOTES TO FINANCIAL STATEMENTS.

30	JPMORGAN INSTITUTIONAL TRUST FUNDS	AUGUST 31, 2020

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued

Series 2006-58, Class FL, 0.64%, 7/25/2036 (g)	34	34

Series 2006-60, Class DZ, 6.50%, 7/25/2036	5,010	5,776

Series 2006-72, Class TO, PO, 8/25/2036	43	40

Series 2006-79, Class DO, PO, 8/25/2036	172	168

Series 2007-7, Class SG, IF, IO, 6.32%, 8/25/2036 (g)	785	273

Series 2006-77, Class PC, 6.50%, 8/25/2036	595	685

Series 2006-90, Class AO, PO, 9/25/2036	125	120

Series 2008-42, Class AO, PO, 9/25/2036	65	60

Series 2009-19, Class IP, IO, 5.50%, 10/25/2036	871	194

Series 2006-109, PO, 11/25/2036	63	60

Series 2006-110, PO, 11/25/2036	411	388

Series 2006-111, Class EO, PO, 11/25/2036	44	41

Series 2006-124, Class HB, 3.54%, 11/25/2036 (g)	615	631

Series 2006-119, PO, 12/25/2036	46	44

Series 2006-118, Class A2, 0.24%, 12/25/2036 (g)	214	212

Series 2009-70, Class CO, PO, 1/25/2037	330	308

Series 2006-128, Class BP, 5.50%, 1/25/2037	128	140

Series 2007-77, Class FG, 0.68%, 3/25/2037 (g)	65	65

Series 2007-16, Class FC, 0.93%, 3/25/2037 (g)	84	87

Series 2007-14, Class ES, IF, IO, 6.26%, 3/25/2037 (g)	627	118

Series 2007-48, PO, 5/25/2037	98	96

Series 2007-54, Class FA, 0.58%, 6/25/2037 (g)	212	214

Series 2007-60, Class AX, IF, IO, 6.97%, 7/25/2037 (g)	1,648	424

Series 2012-14, Class FB, 0.63%, 8/25/2037 (g)	7	7

Series 2007-81, Class GE, 6.00%, 8/25/2037	207	237

Series 2007-88, Class VI, IF, IO, 6.36%, 9/25/2037 (g)	1,101	243

Series 2007-91, Class ES, IF, IO, 6.28%, 10/25/2037 (g)	834	184

Series 2007-116, Class HI, IO, 2.50%, 1/25/2038 (g)	527	21

Series 2008-1, Class BI, IF, IO, 5.73%, 2/25/2038 (g)	275	53

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2008-16, Class IS, IF, IO, 6.02%, 3/25/2038 (g)	96	15

Series 2008-10, Class XI, IF, IO, 6.05%, 3/25/2038 (g)	254	49

Series 2008-27, Class SN, IF, IO, 6.72%, 4/25/2038 (g)	132	26

Series 2008-44, PO, 5/25/2038	8	8

Series 2008-53, Class CI, IF, IO, 7.02%, 7/25/2038 (g)	210	39

Series 2008-80, Class SA, IF, IO, 5.67%, 9/25/2038 (g)	457	89

Series 2008-81, Class SB, IF, IO, 5.67%, 9/25/2038 (g)	458	78

Series 2010-148, Class MA, 4.00%, 2/25/2039	38	38

Series 2009-6, Class GS, IF, IO, 6.37%, 2/25/2039 (g)	457	96

Series 2009-62, Class HJ, 6.00%, 5/25/2039	122	131

Series 2009-60, Class HT, 6.00%, 8/25/2039	354	420

Series 2009-103, Class MB, 3.60%, 12/25/2039 (g)	181	188

Series 2009-99, Class SC, IF, IO, 6.00%, 12/25/2039 (g)	102	16

Series 2010-49, Class SC, IF, 12.31%, 3/25/2040 (g)	369	499

Series 2010-64, Class DM, 5.00%, 6/25/2040	171	193

Series 2010-71, Class HJ, 5.50%, 7/25/2040	294	344

Series 2010-147, Class SA, IF, IO, 6.35%, 1/25/2041 (g)	1,128	264

Series 2011-30, Class LS, IO, 3.00%, 4/25/2041 (g)	531	35

Series 2011-75, Class FA, 0.73%, 8/25/2041 (g)	168	168

Series 2011-118, Class MT, 7.00%, 11/25/2041	387	477

Series 2011-130, Class CA, 6.00%, 12/25/2041	717	855

Series 2013-81, Class TA, 3.00%, 2/25/2043	2,000	2,111

Series 2013-92, PO, 9/25/2043	1,101	1,014

Series 2013-90, Class PM, 3.50%, 9/25/2043	1,694	1,916

Series 2013-101, Class DO, PO, 10/25/2043	1,733	1,504

Series 2013-128, PO, 12/25/2043	2,136	1,974

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2020	JPMORGAN INSTITUTIONAL TRUST FUNDS	31

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2020 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)		VALUE ($000)
Collateralized Mortgage Obligations — continued

Series 2011-2, Class WA, 5.85%, 2/25/2051 (g)	264		304

FNMA, REMIC Trust

Series 2007-42, Class AO, PO, 5/25/2037	29		27

FNMA, REMIC Trust, Whole Loan

Series 2007-W7, Class 1A4, HB, IF, 38.13%, 7/25/2037 (g)	10		22

Series 2003-W4, Class 2A, 5.77%, 10/25/2042 (g)	46		53

Series 2003-W1, Class 1A1, 5.22%, 12/25/2042 (g)	415		460

Series 2003-W1, Class 2A, 5.72%, 12/25/2042 (g)	171		192

Series 2009-W1, Class A, 6.00%, 12/25/2049	552		639

FNMA, REMIC, Whole Loan

Series 2007-101, Class A2, 0.38%, 6/27/2036 (g)	306		301

Series 2007-106, Class A7, 6.20%, 10/25/2037 (g)	138		160

FNMA, STRIPS

Series 368, Class 3, IO, 4.50%, 11/25/2020	—	(i)	—

Series 218, Class 2, IO, 7.50%, 4/25/2023	2		—	(i)

Series 265, Class 2, 9.00%, 3/25/2024	2		2

Series 329, Class 1, PO, 1/25/2033	39		37

Series 345, Class 6, IO, 5.00%, 12/25/2033 (g)	56		8

Series 351, Class 7, IO, 5.00%, 4/25/2034 (g)	186		25

Series 355, Class 11, IO, 6.00%, 7/25/2034	159		30

Series 365, Class 8, IO, 5.50%, 5/25/2036	242		50

Series 374, Class 5, IO, 5.50%, 8/25/2036	123		23

Series 393, Class 6, IO, 5.50%, 4/25/2037	48		8

Series 383, Class 32, IO, 6.00%, 1/25/2038	59		13

Series 383, Class 33, IO, 6.00%, 1/25/2038	154		31

GMACM Mortgage Loan Trust

Series 2005-AR3, Class 3A4, 3.53%, 6/19/2035 (g)	585		550

GNMA

Series 1999-4, Class ZB, 6.00%, 2/20/2029	261		261

Series 2001-35, Class SA, IF, IO, 8.09%, 8/16/2031 (g)	80		–	(i)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2002-52, Class GH, 6.50%, 7/20/2032	372	372

Series 2002-75, Class PB, 6.00%, 11/20/2032	724	756

Series 2003-58, Class BE, 6.50%, 1/20/2033	540	592

Series 2003-11, Class SK, IF, IO, 6.08%, 2/16/2033 (g)	180	1

Series 2003-12, Class SP, IF, IO, 6.12%, 2/20/2033 (g)	120	17

Series 2003-24, PO, 3/16/2033	23	23

Series 2003-40, Class TJ, 6.50%, 3/20/2033	641	704

Series 2003-46, Class TC, 6.50%, 3/20/2033	303	338

Series 2003-46, Class MG, 6.50%, 5/20/2033	400	457

Series 2003-52, Class AP, PO, 6/16/2033	117	111

Series 2003-90, PO, 10/20/2033	32	31

Series 2003-112, Class SA, IF, IO, 4.93%, 12/16/2033 (g)	422	53

Series 2004-28, Class S, IF, 19.22%, 4/16/2034 (g)	185	281

Series 2004-73, Class AE, IF, 14.52%, 8/17/2034 (g)	17	18

Series 2004-90, Class SI, IF, IO, 5.94%, 10/20/2034 (g)	575	98

Series 2005-68, Class DP, IF, 16.04%, 6/17/2035 (g)	64	84

Series 2010-14, Class CO, PO, 8/20/2035	200	189

Series 2005-58, Class NI, IO, 5.50%, 8/20/2035 (g)	913	147

Series 2005-68, Class KI, IF, IO, 6.14%, 9/20/2035 (g)	1,293	279

Series 2005-91, Class PI, IO, 6.00%, 12/20/2035	184	30

Series 2006-16, Class OP, PO, 3/20/2036	83	78

Series 2006-38, Class SW, IF, IO, 6.34%, 6/20/2036 (g)	134	9

Series 2006-38, Class ZK, 6.50%, 8/20/2036	1,002	1,148

Series 2006-59, Class SD, IF, IO, 6.54%, 10/20/2036 (g)	286	55

Series 2006-65, Class SA, IF, IO, 6.64%, 11/20/2036 (g)	439	63

Series 2011-22, Class WA, 5.86%, 2/20/2037 (g)	421	488

Series 2007-57, PO, 3/20/2037	146	141

Series 2007-17, Class JO, PO, 4/16/2037	79	72

SEE NOTES TO FINANCIAL STATEMENTS.

32	JPMORGAN INSTITUTIONAL TRUST FUNDS	AUGUST 31, 2020

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued

Series 2007-17, Class JI, IF, IO, 6.65%, 4/16/2037 (g)	735	166

Series 2007-19, Class SD, IF, IO, 6.04%, 4/20/2037 (g)	412	44

Series 2007-28, Class BO, PO, 5/20/2037	87	82

Series 2007-26, Class SC, IF, IO, 6.04%, 5/20/2037 (g)	344	60

Series 2007-27, Class SA, IF, IO, 6.04%, 5/20/2037 (g)	343	53

Series 2007-36, Class SE, IF, IO, 6.31%, 6/16/2037 (g)	215	32

Series 2007-47, Class PH, 6.00%, 7/16/2037	2,500	2,938

Series 2007-40, Class SB, IF, IO, 6.59%, 7/20/2037 (g)	713	146

Series 2007-42, Class SB, IF, IO, 6.59%, 7/20/2037 (g)	430	74

Series 2007-50, Class AI, IF, IO, 6.62%, 8/20/2037 (g)	262	24

Series 2007-53, Class SW, IF, 19.73%, 9/20/2037 (g)	38	51

Series 2008-32, Class PI, IO, 5.50%, 10/16/2037	106	7

Series 2009-79, Class OK, PO, 11/16/2037	123	118

Series 2007-73, Class MI, IF, IO, 5.84%, 11/20/2037 (g)	241	32

Series 2007-76, Class SA, IF, IO, 6.37%, 11/20/2037 (g)	468	67

Series 2007-72, Class US, IF, IO, 6.39%, 11/20/2037 (g)	229	32

Series 2007-79, Class SY, IF, IO, 6.39%, 12/20/2037 (g)	216	33

Series 2008-2, Class NS, IF, IO, 6.38%, 1/16/2038 (g)	470	71

Series 2008-2, Class MS, IF, IO, 7.00%, 1/16/2038 (g)	141	27

Series 2008-10, Class S, IF, IO, 5.67%, 2/20/2038 (g)	255	34

Series 2008-36, Class SH, IF, IO, 6.14%, 4/20/2038 (g)	362	1

Series 2008-40, Class SA, IF, IO, 6.24%, 5/16/2038 (g)	2,159	403

Series 2008-55, Class SA, IF, IO, 6.04%, 6/20/2038 (g)	198	34

Series 2008-71, Class SC, IF, IO, 5.84%, 8/20/2038 (g)	94	14

Series 2009-25, Class SE, IF, IO, 7.44%, 9/20/2038 (g)	169	28

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2008-93, Class AS, IF, IO, 5.54%, 12/20/2038 (g)	248	34

Series 2009-65, Class IQ, IO, 6.00%, 12/20/2038	98	5

Series 2009-6, Class SA, IF, IO, 5.94%, 2/16/2039 (g)	272	35

Series 2009-12, Class IE, IO, 5.50%, 3/20/2039	569	91

Series 2009-14, Class KI, IO, 6.50%, 3/20/2039	240	42

Series 2009-14, Class NI, IO, 6.50%, 3/20/2039	233	51

Series 2009-22, Class SA, IF, IO, 6.11%, 4/20/2039 (g)	539	89

Series 2009-33, Class CI, IO, 5.50%, 5/20/2039	124	18

Series 2009-33, Class TI, IO, 6.00%, 5/20/2039	131	25

Series 2009-43, Class SA, IF, IO, 5.79%, 6/20/2039 (g)	231	34

Series 2009-72, Class SM, IF, IO, 6.09%, 8/16/2039 (g)	527	99

Series 2010-31, Class NO, PO, 3/20/2040	1,001	964

Series 2013-75, Class WA, 5.15%, 6/20/2040 (g)	1,099	1,267

Series 2010-130, Class CP, 7.00%, 10/16/2040	149	180

Series 2010-157, Class OP, PO, 12/20/2040	1,067	1,017

Series 2011-75, Class SM, IF, IO, 6.44%, 5/20/2041 (g)	724	134

Series 2014-188, Class W, 4.60%, 10/20/2041 (g)	507	565

Series 2012-141, Class WC, 3.68%, 1/20/2042 (g)	317	351

Series 2013-54, Class WA, 4.81%, 11/20/2042 (g)	1,683	1,925

Series 2013-91, Class WA, 4.48%, 4/20/2043 (g)	747	827

Series 2013-116, Class JY, 4.00%, 8/16/2043	1,300	1,573

Series 2018-160, Class PA, 3.50%, 7/20/2046	4,893	5,096

Series 2012-H24, Class FG, 0.59%, 4/20/2060 (g)	11	11

Series 2013-H03, Class FA, 0.46%, 8/20/2060 (g)	2	2

Series 2012-H21, Class CF, 0.86%, 5/20/2061 (g)	20	20

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2020	JPMORGAN INSTITUTIONAL TRUST FUNDS	33

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2020 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued

Series 2013-H05, Class FB, 0.56%, 2/20/2062 (g)	154	154

Series 2012-H15, Class FA, 0.61%, 5/20/2062 (g)	1	1

Series 2012-H26, Class MA, 0.71%, 7/20/2062 (g)	20	20

Series 2012-H28, Class FA, 0.74%, 9/20/2062 (g)	20	20

Series 2012-H29, Class FA, 0.68%, 10/20/2062 (g)	852	852

Series 2012-H31, Class FD, 0.50%, 12/20/2062 (g)	1,035	1,032

Series 2013-H01, Class FA, 1.65%, 1/20/2063	303	303

Series 2013-H08, Class FC, 0.61%, 2/20/2063 (g)	947	946

Series 2013-H04, Class BA, 1.65%, 2/20/2063	124	124

Series 2013-H07, Class HA, 0.57%, 3/20/2063 (g)	1,015	1,013

Series 2013-H09, Class HA, 1.65%, 4/20/2063	302	303

Series 2013-H18, Class JA, 0.76%, 8/20/2063 (g)	1,779	1,784

Series 2014-H01, Class FD, 0.81%, 1/20/2064 (g)	1,205	1,210

Series 2014-H09, Class TA, 0.76%, 4/20/2064 (g)	1,222	1,226

Series 2015-H15, Class FD, 0.60%, 6/20/2065 (g)	1,504	1,503

Series 2015-H15, Class FJ, 0.60%, 6/20/2065 (g)	3,326	3,323

Series 2015-H16, Class FG, 0.60%, 7/20/2065 (g)	2,244	2,242

Series 2015-H23, Class FB, 0.68%, 9/20/2065 (g)	2,279	2,284

Series 2015-H32, Class FH, 0.82%, 12/20/2065 (g)	1,763	1,776

Series 2017-H08, Class XI, IO, 2.32%, 3/20/2067 (g)	7,988	856

GSMPS Mortgage Loan Trust

Series 2001-2, Class A, 7.50%, 6/19/2032 (a) (g)	440	435

Series 2005-RP3, Class 1AF, 0.53%, 9/25/2035 (a) (g)	705	583

Series 2005-RP3, Class 1AS, IO, 4.25%, 9/25/2035 ‡ (a) (g)	533	75

Series 2006-RP2, Class 1AS2, IF, IO, 5.90%, 4/25/2036 ‡ (a) (g)	2,191	381

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

GSR Mortgage Loan Trust

Series 2004-6F, Class 3A4, 6.50%, 5/25/2034	188	203

Series 2004-8F, Class 2A3, 6.00%, 9/25/2034	92	94

Series 2004-13F, Class 3A3, 6.00%, 11/25/2034	306	320

Series 2005-4F, Class AP, PO, 5/25/2035 ‡	6	5

Series 2005-7F, Class 3A9, 6.00%, 9/25/2035	491	509

Series 2006-1F, Class 2A4, 6.00%, 2/25/2036	1,050	783

Headlands Residential LLC

Series 2019-RPL1, Class NOTE, 3.97%, 6/25/2024 (a) (k)	4,600	4,605

Impac CMB Trust

Series 2004-7, Class 1A1, 0.92%, 11/25/2034 (g)	729	717

Series 2005-4, Class 2A1, 0.78%, 5/25/2035 (g)	112	105

Impac Secured Assets Trust

Series 2006-1, Class 2A1, 0.53%, 5/25/2036 (g)	203	194

Series 2006-2, Class 2A1, 0.53%, 8/25/2036 (g)	70	69

JP Morgan Mortgage Trust

Series 2006-A2, Class 5A3, 3.84%, 11/25/2033 (g)	304	307

Series 2006-A2, Class 4A1, 3.09%, 8/25/2034 (g)	221	224

Series 2006-A3, Class 6A1, 3.10%, 8/25/2034 (g)	66	63

Lehman Mortgage Trust

Series 2006-2, Class 1A1, 5.96%, 4/25/2036 (g)	243	212

Series 2008-2, Class 1A6, 6.00%, 3/25/2038	534	314

MASTR Adjustable Rate Mortgages Trust

Series 2004-13, Class 2A1, 4.10%, 4/21/2034 (g)	135	134

Series 2004-4, Class 2A1, 3.89%, 5/25/2034 (g)	32	31

Series 2004-13, Class 3A7, 3.32%, 11/21/2034 (g)	317	321

Series 2004-15, Class 3A1, 4.16%, 12/25/2034 (g)	154	142

MASTR Alternative Loan Trust

Series 2004-10, Class 1A1, 4.50%, 9/25/2019	4	4

SEE NOTES TO FINANCIAL STATEMENTS.

34	JPMORGAN INSTITUTIONAL TRUST FUNDS	AUGUST 31, 2020

INVESTMENTS	PRINCIPAL AMOUNT ($000)		VALUE ($000)
Collateralized Mortgage Obligations — continued

Series 2004-8, Class 6A1, 5.50%, 9/25/2019	3		3

Series 2004-4, Class 10A1, 5.00%, 5/25/2024	219		223

Series 2003-3, Class 1A1, 6.50%, 5/25/2033	109		113

Series 2003-9, Class 8A1, 6.00%, 1/25/2034	271		283

Series 2004-3, Class 2A1, 6.25%, 4/25/2034	201		206

Series 2004-6, Class 30, PO, 7/25/2034 ‡	157		134

Series 2004-6, Class 7A1, 6.00%, 7/25/2034	271		287

Series 2004-7, Class 30, PO, 8/25/2034 ‡	90		76

MASTR Asset Securitization Trust

Series 2004-6, Class 15, PO, 7/25/2019 ‡	—	(i)	–	(i)

Series 2003-12, Class 30, PO, 12/25/2033 ‡	19		17

Series 2004-1, Class 30, PO, 2/25/2034 ‡	11		9

MASTR Reperforming Loan Trust

Series 2005-2, Class 1A1F, 0.52%, 5/25/2035 (a)(g)	1,459		797

MASTR Resecuritization Trust

Series 2005-PO, Class 3, PO, 5/28/2035‡(a)	103		86

Merrill Lynch Mortgage Investors Trust

Series 2003-E, Class A1, 0.79%, 10/25/2028 (g)	72		71

Series 2003-F, Class A1, 0.81%, 10/25/2028 (g)	697		682

Series 2004-A, Class A1, 0.63%, 4/25/2029 (g)	129		123

Series 2004-1, Class 2A1, 3.00%, 12/25/2034 (g)	184		181

NACC Reperforming Loan REMIC Trust

Series 2004-R2, Class A1, 6.50%, 10/25/2034 (a)(g)	237		235

Nomura Asset Acceptance Corp. Alternative Loan Trust

Series 2003-A1, Class A5, 7.00%, 4/25/2033	34		35

Series 2003-A1, Class A1, 5.50%, 5/25/2033	39		40

Series 2003-A1, Class A2, 6.00%, 5/25/2033	59		61

P-stla 7.25%, 10/11/2026 ‡	2,600		2,600

INVESTMENTS	PRINCIPAL AMOUNT ($000)		VALUE ($000)

RALI Trust

Series 2002-QS16, Class A3, IF, 16.26%, 10/25/2017 (g)	—	(i)	—	(i)

Series 2003-QS9, Class A3, IF, IO, 7.37%, 5/25/2018 ‡ (g)	3		—	(i)

Series 2003-QS12, Class A5, IO, 5.00%, 6/25/2018 ‡	—	(i)	—

Series 2003-QS12, Class A2A, IF, IO, 7.42%, 6/25/2018 ‡ (g)	—	(i)	—	(i)

Series 2003-QS14, Class A1, 5.00%, 7/25/2018	7		6

Series 2004-QA6, Class NB2, 3.79%, 12/26/2034 (g)	646		553

RBSSP Resecuritization Trust

Series 2009-12, Class 1A1, 5.31%, 11/25/2033 (a) (g)	110		110

Residential Asset Securitization Trust

Series 2005-A2, Class A4, IF, IO, 4.87%, 3/25/2035 ‡ (g)	1,199		242

Series 2006-A4, Class 2A5, 6.00%, 5/25/2036	280		273

RFMSI Trust

Series 2004-S9, Class 2A1, 4.75%, 12/25/2019	—	(i)	—	(i)

Series 2005-SA4, Class 1A1, 2.86%, 9/25/2035 (g)	166		147

RMIP 5.60%, 8/25/2021 ‡	1,761		1,725

SART 4.75%, 7/15/2024	2,837		2,823

4.76%, 6/15/2025	2,924		2,939

Seasoned Credit Risk Transfer Trust

Series 2019-1, Class MT, 3.50%, 7/25/2058 ‡	4,024		4,532

Series 2019-3, Class MB, 3.50%, 10/25/2058 ‡	1,725		2,060

Structured Asset Mortgage Investments II Trust

Series 2004-AR5, Class 1A1, 0.82%, 10/19/2034 (g)	263		259

Thornburg Mortgage Securities Trust

Series 2003-4, Class A1, 0.82%, 9/25/2043 (g)	122		120

Series 2004-4, Class 3A, 3.23%, 12/25/2044 (g)	268		262

Toorak Mortgage Corp. Ltd.

Series 2019-2, Class A1, 3.72%, 9/25/2022 (k)	2,795		2,837

Vendee Mortgage Trust

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2020	JPMORGAN INSTITUTIONAL TRUST FUNDS	35

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2020 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued

Series 1994-1, Class 1, 5.27%, 2/15/2024 (g)	98	104

Series 1994-1, Class 2ZB, 6.50%, 2/15/2024	139	149

Series 1996-1, Class 1Z, 6.75%, 2/15/2026	211	241

Series 1996-2, Class 1Z, 6.75%, 6/15/2026	164	185

Series 1997-1, Class 2Z, 7.50%, 2/15/2027	317	363

Series 1998-1, Class 2E, 7.00%, 3/15/2028	389	438

Series 1999-1, Class 2Z, 6.50%, 1/15/2029	751	845

Series 2003-2, Class Z, 5.00%, 5/15/2033	3,322	3,843

vMobo, Inc. 7.50%, 5/31/2024	2,922	2,757

WaMu Mortgage Pass-Through Certificates

Series 2004-RS2, Class A4, 5.00%, 11/25/2033	567	588

WaMu Mortgage Pass-Through Certificates Trust

Series 2003-AR8, Class A, 2.87%, 8/25/2033 (g)	42	42

Series 2003-AR9, Class 2A, 3.01%, 9/25/2033 (g)	82	78

Series 2003-AR9, Class 1A6, 3.50%, 9/25/2033 (g)	692	675

Series 2003-S9, Class P, PO, 10/25/2033‡	20	17

Series 2003-S9, Class A8, 5.25%, 10/25/2033	315	324

Series 2004-AR3, Class A1, 3.66%, 6/25/2034 (g)	54	54

Series 2004-AR3, Class A2, 3.66%, 6/25/2034 (g)	45	45

Series 2006-AR10, Class 2P, 3.26%, 9/25/2036 ‡ (g)	62	49

Series 2006-AR12, Class 2P, 3.32%, 10/25/2036‡ (g)	79	78

Washington Mutual Mortgage Pass-Through Certificates WMALT Trust

Series 2005-2, Class 2A3, IF, IO, 4.82%, 4/25/2035 ‡ (g)	889	147

Series 2005-2, Class 1A4, IF, IO, 4.87%, 4/25/2035 ‡ (g)	3,243	486

Series 2005-3, Class CX, IO, 5.50%, 5/25/2035 ‡	912	156

Series 2005-4, Class CB7, 5.50%, 6/25/2035	1,072	1,016

Series 2005-4, Class CX, IO, 5.50%, 6/25/2035 ‡	894	159

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2005-6, Class 2A4, 5.50%, 8/25/2035	190	186

Series 2005-6, Class 2A9, 5.50%, 8/25/2035	1,215	1,190

Wells Fargo Mortgage-Backed Securities Trust Series 2007-7, Class A7, 6.00%, 6/25/2037	211	211

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $233,101)		254,549

Asset-Backed Securities — 10.2%

Academic Loan Funding Trust Series 2013-1A, Class A, 0.98%, 12/26/2044 (a) (g)	879	849

ACC Trust Series 2019-2, Class A, 2.82%, 2/21/2023 (a)	1,579	1,587

Air Canada Pass-Through Trust (Canada)

Series 2013-1, Class A, 4.13%, 5/15/2025 (a)	580	531

Series 2015-2, Class AA, 3.75%, 12/15/2027 (a)	218	209

Series 2017-1, Class AA, 3.30%, 1/15/2030 (a)	441	410

Series 2017-1, Class A, 3.55%, 1/15/2030 (a)	624	511

American Airlines Pass-Through Trust

Series 2011-1, Class A, 5.25%, 1/31/2021	89	80

Series 2016-3, Class AA, 3.00%, 10/15/2028	346	323

Series 2017-1, Class AA, 3.65%, 2/15/2029	468	447

American Homes 4 Rent

Series 2015-SFR1, Class A, 3.47%, 4/17/2052 (a)	3,837	4,103

Series 2015-SFR1, Class E, 5.64%, 4/17/2052 ‡ (a)	1,275	1,402

American Homes 4 Rent Trust Series 2014-SFR2, Class A, 3.79%, 10/17/2036 (a)	3,601	3,888

Series 2014-SFR2, Class D, 5.15%, 10/17/2036 ‡ (a)	2,000	2,205

Series 2014-SFR2, Class E, 6.23%, 10/17/2036 (a)	850	943

Series 2014-SFR3, Class A, 3.68%, 12/17/2036 (a)	2,687	2,885

Series 2014-SFR3, Class C, 4.60%, 12/17/2036 (a)	500	543

Series 2014-SFR3, Class E, 6.42%, 12/17/2036 ‡ (a)	2,380	2,653

AMSR Trust Series 2020-SFR2, Class C, 2.53%, 7/17/2037 ‡ (a)	3,500	3,555

SEE NOTES TO FINANCIAL STATEMENTS.

36	JPMORGAN INSTITUTIONAL TRUST FUNDS	AUGUST 31, 2020

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued

B2R Mortgage Trust Series 2015-2, Class A, 3.34%, 11/15/2048 (a)	139	139

British Airways Pass-Through Trust (United Kingdom)

Series 2018-1, Class AA, 3.80%, 9/20/2031 (a)	561	536

Series 2018-1, Class A, 4.13%, 9/20/2031 (a)	899	738

Series 2019-1, Class AA, 3.30%, 12/15/2032 (a)	694	640

Business Jet Securities LLC

Series 2018-1, Class A, 4.34%, 2/15/2033 (a)	1,219	1,221

Series 2018-2, Class B, 5.44%, 6/15/2033 (a)	1,910	1,921

Series 2019-1, Class A, 4.21%, 7/15/2034 (a)	1,506	1,510

Series 2019-1, Class B, 5.19%, 7/15/2034 ‡ (a)	3,098	3,101

BXG Receivables Note Trust Series 2012-A, Class A, 2.66%, 12/2/2027 (a)	80	80

Camillo Issuer LLC Series 2016-SFR, Class 1-A-1, 5.00%, 12/5/2023 ‡	4,865	4,855

Carvana Auto Receivables Trust

Series 2019-4A, Class A3, 2.30%, 9/15/2023 (a)	1,202	1,217

Series 2019-2A, Class C, 3.00%, 6/17/2024 (a)	4,675	4,799

Series 2019-3A, Class C, 2.71%, 10/15/2024 (a)	5,240	5,356

Chase Funding Trust Series 2003-6, Class 1A7, 4.99%, 11/25/2034 ‡ (k)	422	440

Citibank Credit Card Issuance Trust Series 2007-A3, Class A3, 6.15%, 6/15/2039	800	1,173

Continental Airlines Pass-Through Trust Series 2007-1, Class A, 5.98%, 4/19/2022	304	289

CoreVest American Finance Trust Series 2019-2, Class D, 4.22%, 6/15/2052 ‡ (a)	2,000	2,014

CPS Auto Receivables Trust

Series 2015-B, Class C, 4.20%, 5/17/2021 (a)	376	376

Series 2015-C, Class D, 4.63%, 8/16/2021 (a)	331	333

CPS Auto Trust Series 2018-C, Class D, 4.40%, 6/17/2024 (a)	2,964	3,048

Credit Acceptance Auto Loan Trust

Series 2017-2A, Class C, 3.35%, 6/15/2026 (a)	604	607

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2018-1A, Class A, 3.01%, 2/16/2027 (a)	610	613

Series 2018-3A, Class B, 3.89%, 10/15/2027 (a)	2,097	2,165

CWABS, Inc. Asset-Backed Certificates Trust Series 2004-6, Class M1, 1.08%, 10/25/2034 (g)	71	66

Delta Air Lines Pass-Through Trust Series 2015-1, Class AA, 3.63%, 7/30/2027	258	258

Diamond Resorts Owner Trust Series 2019-1A, Class A, 2.89%, 2/20/2032 (a)	4,054	4,132

Drive Auto Receivables Trust

Series 2017-1, Class D, 3.84%, 3/15/2023	1,679	1,701

Series 2017-3, Class D, 3.53%, 12/15/2023 (a)	3,352	3,397

Series 2016-CA, Class D, 4.18%, 3/15/2024 (a)	1,893	1,926

Series 2018-2, Class C, 3.63%, 8/15/2024	490	492

Series 2019-4, Class C, 2.51%, 11/17/2025	1,960	1,999

DT Auto Owner Trust Series 2016-4A, Class D, 3.77%, 10/17/2022 (a)	105	106

Exeter Automobile Receivables Trust

Series 2018-4A, Class B, 3.64%, 11/15/2022 (a)	240	240

Series 2019-4A, Class C, 2.44%, 9/16/2024 (a)	2,170	2,208

Series 2019-3A, Class D, 3.11%, 8/15/2025 (a)	3,540	3,616

Flagship Credit Auto Trust

Series 2015-3, Class C, 4.65%, 3/15/2022 (a)	256	256

Series 2016-2, Class C, 6.22%, 9/15/2022 (a)	2,547	2,585

Series 2018-2, Class A, 2.97%, 10/17/2022 (a)	400	402

FNMA, Grantor Trust Series 2017-T1, Class A, 2.90%, 6/25/2027	4,850	5,336

Foundation Finance Trust Series 2019-1A, Class A, 3.86%, 11/15/2034 (a)	1,085	1,115

FREED ABS Trust

Series 2018-2, Class A, 3.99%, 10/20/2025 (a)	461	461

Series 2019-2, Class A, 2.62%, 11/18/2026 (a)	1,068	1,070

GE Capital Mortgage Services, Inc. Trust Series 1999-HE1, Class M, 6.71%, 4/25/2029 ‡ (g)	70	62

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2020	JPMORGAN INSTITUTIONAL TRUST FUNDS	37

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2020 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued

GLS Auto Receivables Trust Series 2016-1A, Class C, 6.90%, 10/15/2021 (a)	151	152

Gold Key Resorts LLC Series 2014-A, Class A, 3.22%, 3/17/2031 (a)	240	240

Goodgreen Series 2019-2A, Class A, 2.76%, 4/15/2055 (a)	2,343	2,375

Goodgreen Trust Series 2017-1A, Class A, 3.74%, 10/15/2052 (a)	518	547

HERO (Cayman Islands) Series 2018-1ASI, Class A, 4.00%, 9/20/2047 (a)	1,008	957

HERO Funding (Cayman Islands) Series 2017-3A, Class A2, 3.95%, 9/20/2048 (a)	1,661	1,740

HERO Funding Trust (Cayman Islands)

Series 2016-3A, Class A1, 3.08%, 9/20/2042 (a)	742	757

Series 2017-1A, Class A2, 4.46%, 9/20/2047 (a)	1,628	1,744

Hilton Grand Vacations Trust Series 2017-AA, Class A, 2.66%, 12/26/2028 (a)	170	173

Home Equity Mortgage Loan Asset-Backed Trust Series 2006-A, Class A3, 0.38%, 3/25/2036 ‡ (g)	37	36

Kabbage Funding LLC

Series 2019-1, Class A, 3.83%, 3/15/2024 (a)	1,209	1,198

Series 2019-1, Class B, 4.07%, 3/15/2024 ‡ (a)	3,070	2,943

KGS-Alpha SBA COOF Trust

Series 2012-2, Class A, IO, 0.88%, 8/25/2038 ‡ (a) (g)	2,843	58

Series 2013-2, Class A, IO, 1.79%, 3/25/2039 ‡ (a) (g)	2,807	117

Series 2015-2, Class A, IO, 3.67%, 7/25/2041 ‡ (a) (g)	864	102

Lendingpoint Asset Securitization Trust Series 2019-2, Class A, 3.07%, 11/10/2025 (a)	1,484	1,488

Lendmark Funding Trust Series 2019-1A, Class B, 3.40%, 12/20/2027 ‡ (a)	3,319	3,219

LV Tower 52 Issuer Series 2013-1, Class A, 5.75%, 7/15/2019 ‡ (a)	3,288	3,316

Series 2013-1, Class M, 7.75%, 7/15/2019 ‡ (a)	1,167	1,177

Mid-State Capital Corp. Trust Series 2006-1, Class M1, 6.08%, 10/15/2040 ‡ (a)	616	660

MVW LLC Series 2019-2A, Class B, 2.44%, 10/20/2038 ‡ (a)	3,859	3,877

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

NCUA Guaranteed Notes Trust Series 2010-A1, Class A, 0.50%, 12/7/2020 (g)	200	200

New Century Home Equity Loan Trust Series 2003-5, Class AI6, 5.00%, 11/25/2033 ‡ (k)	345	356

OnDeck Asset Securitization Trust LLC Series 2018-1A, Class A, 3.50%, 4/18/2022 (a)	452	449

OneMain Direct Auto Receivables Trust Series 2018-1A, Class B, 3.71%, 4/14/2025 (a)	1,863	1,905

Oportun Funding X LLC Series 2018-C, Class A, 4.10%, 10/8/2024 (a)	5,756	5,856

Oportun Funding XIII LLC Series 2019-A, Class A, 3.08%, 8/8/2025 (a)	3,010	3,017

Pretium Mortgage Credit Partners I LLC Series 2020-CFL1, Class A1, 3.10%, 2/27/2060 (a) (k)	3,420	3,390

Progress Residential Trust Series 2019-SFR4, Class D, 3.14%, 10/17/2036 ‡ (a)	5,000	5,138

Prosper Marketplace Issuance Trust Series 2019-3A, Class A, 3.19%, 7/15/2025 (a)	420	422

Regional Management Issuance Trust Series 2018-1, Class A, 3.83%, 7/15/2027 (a)	1,402	1,404

Renaissance Home Equity Loan Trust Series 2007-2, Class AF2, 5.68%, 6/25/2037 ‡ (k)	287	92

Renew (Cayman Islands) Series 2017-1A, Class A, 3.67%, 9/20/2052 (a)	671	695

Santander Retail Auto Lease Trust Series 2020-A, Class A4, 1.76%, 3/20/2024 (a)	3,955	4,056

Securitized Asset-Backed Receivables LLC Trust Series 2006-CB1, Class AF2, 3.20%, 1/25/2036 ‡ (k)	196	189

Sierra Timeshare Receivables Funding LLC Series 2019-2A, Class C, 3.12%, 5/20/2036 ‡ (a)	2,318	2,306

Spirit Airlines Pass-Through Trust Series 2017-1, Class AA, 3.38%, 2/15/2030	345	323

Spruce ABS Trust Series 2016-E1, Class A, 4.32%, 6/15/2028 (a)	250	255

Synchrony Card Funding LLC

Series 2019-A1, Class A, 2.95%, 3/15/2025	4,681	4,848

Series 2019-A2, Class A, 2.34%, 6/15/2025	5,000	5,148

Synchrony Card Issuance Trust Series 2018-A1, Class A, 3.38%, 9/15/2024	2,600	2,676

Tricon American Homes Trust Series 2016-SFR1, Class A, 2.59%, 11/17/2033 ‡ (a)	1,730	1,735

SEE NOTES TO FINANCIAL STATEMENTS.

38	JPMORGAN INSTITUTIONAL TRUST FUNDS	AUGUST 31, 2020

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued

United Airlines Pass-Through Trust

Series 2018-1, Class B, 4.60%, 3/1/2026	187	140

Series 2018-1, Class AA, 3.50%, 3/1/2030	993	931

Series 2019-1, Class AA, 4.15%, 8/25/2031	970	961

Series 2019-1, Class A, 4.55%, 8/25/2031	866	728

Series 2019-2, Class AA, 2.70%, 5/1/2032	1,314	1,211

Upstart Securitization Trust Series 2020-1, Class A, 2.32%, 4/22/2030 (a)	4,148	4,183

Vericrest Opportunity Loan Trust

Series 2019-NPL8, Class A1A, 3.28%, 11/25/2049 (a) (k)	2,430	2,430

Series 2020-NPL2, Class A1A, 2.98%, 2/25/2050 (a) (k)	2,641	2,613

Verizon Owner Trust Series 2018-A, Class A1A, 3.23%, 4/20/2023	2,405	2,449

VOLT LXXXIII LLC Series 2019-NPL9, Class A1A, 3.33%, 11/26/2049 (a) (k)	2,647	2,633

VOLT LXXXV LLC Series 2020-NPL1, Class A1A, 3.23%, 1/25/2050 (a) (k)	2,297	2,286

VOLT LXXXVII LLC Series 2020-NPL3, Class A1A, 2.98%, 2/25/2050 (a) (k)	2,651	2,631

Westgate Resorts LLC Series 2017-1A, Class A, 3.05%, 12/20/2030 (a)	493	494

Westlake Automobile Receivables Trust Series 2019-2A, Class D, 3.20%, 11/15/2024 (a)	2,500	2,567

World Financial Network Credit Card Master Trust Series 2019-A, Class A, 3.14%, 12/15/2025	2,245	2,321

World Omni Auto Receivables Trust Series 2018-B, Class A3, 2.87%, 7/17/2023	4,899	4,978

Total Asset-Backed Securities (Cost $198,292)		200,615

Commercial Mortgage-Backed Securities — 3.9%

BAMLL Commercial Mortgage Securities Trust

Series 2012-PARK, Class A, 2.96%, 12/10/2030 (a)	560	586

Series 2014-520M, Class C, 4.35%, 8/15/2046 ‡ (a) (g)	1,300	1,398

BAMLL Re-REMIC Trust

Series 2016-FR16, Class A, 0.92%, 5/27/2021 (a) (g)	2,600	2,586

Series 2014-FRR5, Class A714, PO, 1/27/2047 (a)	1,950	1,932

BB-UBS Trust

Series 2012-TFT, Class A, 2.89%, 6/5/2030 (a)	483	455

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2012-SHOW, Class A, 3.43%, 11/5/2036 (a)	4,400	4,261

Bear Stearns Commercial Mortgage Securities Trust Series 2005-PWR8, Class X1, IO, 0.72%, 6/11/2041 ‡ (a) (g)	15	—	(i)

CD Commercial Mortgage Trust Series 2007-CD4, Class XC, IO, 1.38%, 12/11/2049 ‡ (a) (g)	60	2

COBALT CMBS Commercial Mortgage Trust Series 2006-C1, IO, 1.09%, 8/15/2048 ‡ (g)	481	3

Commercial Mortgage Trust

Series 2013-300P, Class A1, 4.35%, 8/10/2030 (a)	3,500	3,744

Series 2013-SFS, Class A2, 3.09%, 4/12/2035 (a) (g)	1,060	1,041

Series 2012-CR2, Class XA, IO, 1.79%, 8/15/2045 ‡ (g)	2,319	54

FHLMC, Multi-Family Structured Pass-Through Certificates

Series KJ09, Class A2, 2.84%, 9/25/2022	1,641	1,702

Series KS01, Class A2, 2.52%, 1/25/2023	946	977

Series KPLB, Class A, 2.77%, 5/25/2025	353	384

Series K052, Class A2, 3.15%, 11/25/2025	3,560	3,972

Series K065, Class A2, 3.24%, 4/25/2027	2,467	2,823

Series K065, Class AM, 3.33%, 5/25/2027	1,322	1,516

Series K070, Class A2, 3.30%, 11/25/2027 (g)	1,748	2,020

FNMA ACES

Series 2014-M3, Class A2, 3.50%, 1/25/2024 (g)	1,801	1,945

Series 2017-M3, Class A2, 2.57%, 12/25/2026 (g)	1,181	1,278

Series 2015-M10, Class A2, 3.09%, 4/25/2027 (g)	8,555	9,537

Series 2017-M8, Class A2, 3.06%, 5/25/2027 (g)	3,815	4,248

Series 2018-M8, Class A2, 3.44%, 6/25/2028 (g)	2,580	2,991

Series 2018-M10, Class A2, 3.48%, 7/25/2028 (g)	3,335	3,818

Series 2017-M5, Class A2, 3.29%, 4/25/2029 (g)	3,376	3,872

Ladder Capital Commercial Mortgage Trust Series 2013-GCP, Class A2, 3.99%, 2/15/2036 (a)	998	1,117

LB-UBS Commercial Mortgage Trust Series 2006-C7, Class XW, IO, 0.88%, 11/15/2038 ‡ (a) (g)	2,086	1

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2020	JPMORGAN INSTITUTIONAL TRUST FUNDS	39

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2020 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued

ML-CFC Commercial Mortgage Trust Series 2006-4, Class XC, IO, 0.74%, 12/12/2049 (a) (g)	400	—	(i)

Morgan Stanley Capital I Trust

Series 2006-IQ12, Class X1, IO, 0.29%, 12/15/2043 ‡ (a) (g)	338	—	(i)

Series 2007-HQ11, Class X, IO, 0.37%, 2/12/2044 (a) (g)	402	—	(i)

MRCD Mark Mortgage Trust

Series 2019-PARK, Class A, 2.72%, 12/15/2036 (a)	2,050	2,110

Series 2019-PARK, Class D, 2.72%, 12/15/2036 (a)	2,685	2,612

RBS Commercial Funding, Inc. Trust Series 2013-SMV, Class A, 3.26%, 3/11/2031 (a)	664	651

UBS-BAMLL Trust Series 2012-WRM, Class A, 3.66%, 6/10/2030 (a)	2,236	2,261

UBS-Barclays Commercial Mortgage Trust

Series 2013-C6, Class A4, 3.24%, 4/10/2046	857	896

Series 2012-C2, Class XA, IO, 1.45%, 5/10/2063 ‡ (a) (g)	6,902	133

VNDO Mortgage Trust

Series 2013-PENN, Class A, 3.81%, 12/13/2029 (a)	5,000	4,998

Series 2012-6AVE, Class A, 3.00%, 11/15/2030 (a)	1,398	1,442

WFRBS Commercial Mortgage Trust

Series 2011-C3, Class A4, 4.38%, 3/15/2044 (a)	1,611	1,623

Series 2013-C11, Class D, 4.40%, 3/15/2045 ‡ (a) (g)	400	353

Series 2012-C6, Class A4, 3.44%, 4/15/2045	766	777

Total Commercial Mortgage-Backed Securities (Cost $71,334)		76,119

U.S. Government Agency Securities — 0.9%

Resolution Funding Corp. STRIPS DN, 2.90%, 10/15/2027 (f)	510	476

Tennessee Valley Authority

5.88%, 4/1/2036	6,839	10,655

4.63%, 9/15/2060	304	470

Tennessee Valley Authority STRIPS

DN, 3.71%, 11/1/2025 (f)	5,000	4,821

DN, 4.95%, 6/15/2035 (f)	800	617

Total U.S. Government Agency Securities (Cost $14,274)		17,039

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — 0.7% (l)

California—0.1%

City of Los Angeles, Department of Airports Series 2009C, Rev., 6.58%, 5/15/2039	440	601

State of California, Various Purpose GO, 7.30%, 10/1/2039	350	581

Total California		1,182

New York—0.3%

New York State Dormitory Authority, State Personal Income Tax, General Purpose Series 2010-D, Rev., 5.60%, 3/15/2040	360	514

Port Authority of New York and New Jersey, Consolidated

Series 164, Rev., 5.65%, 11/1/2040	1,825	2,604

Series 165, Rev., 5.65%, 11/1/2040	440	628

Series 174, Rev., 4.46%, 10/1/2062	2,060	2,691

Total New York		6,437

Ohio — 0.3%

American Municipal Power, Inc., Meldahl Hydroelectric Project Series 2010B, Rev., 7.50%, 2/15/2050	1,315	2,208

Ohio State University, General Receipts

Series 2016A, Rev., 4.05%, 12/1/2056	325	436

Series 2011-A, Rev., 4.80%, 6/1/2111	1,563	2,321

Rev., 5.59%, 12/1/2114	200	298

Total Ohio		5,263

Total Municipal Bonds (Cost $9,158)		12,882

Foreign Government Securities — 0.5%

Province of Quebec (Canada) 7.36%, 3/6/2026 (k)	377	504

Republic of Colombia (Colombia)

4.00%, 2/26/2024	922	984

4.50%, 1/28/2026	581	645

7.38%, 9/18/2037	200	286

5.63%, 2/26/2044	200	253

5.00%, 6/15/2045	515	615

4.13%, 5/15/2051	295	316

Republic of Panama (Panama) 4.50%, 4/16/2050	325	418

Republic of Peru (Peru) 5.63%, 11/18/2050	88	145

Republic of South Africa (South Africa) 5.88%, 9/16/2025	640	688

United Mexican States (Mexico)

3.60%, 1/30/2025	788	858

4.13%, 1/21/2026	316	352

SEE NOTES TO FINANCIAL STATEMENTS.

40	JPMORGAN INSTITUTIONAL TRUST FUNDS	AUGUST 31, 2020

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Foreign Government Securities — continued

3.75%, 1/11/2028	1,216	1,316

4.60%, 1/23/2046	2,113	2,329

Total Foreign Government Securities (Cost $8,817)		9,709

	Shares (000)
Short-Term Investments — 2.7%
Investment Companies — 2.7%

JPMorgan Prime Money Market Fund Class Institutional Shares, 0.17% (m) (n) (Cost $52,605)	52,580	52,622

Total Investments — 101.6% (Cost $1,850,411)		1,992,552
Liabilities in Excess of Other Assets — (1.6)%		(31,556)

NET ASSETS — 100.0%		1,960,996

Percentages indicated are based on net assets.

Abbreviations

ABS	Asset-backed securities
ACES	Alternative Credit Enhancement Securities
ARM	Adjustable Rate Mortgage. The interest rate shown is the rate in effect as of August 31, 2020.
CMBS	Commercial Mortgage-Backed Security
DN	Discount Notes
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General Obligation
HB	High Coupon Bonds (a.k.a. “IOettes”) represent the right to receive interest payments on an underlying pool of mortgages with similar features as those associated with IO securities. Unlike IO’s the owner also has a right to receive a very small portion of principal. The high interest rates result from taking interest payments from other classes in the Real Estate Mortgage Investment Conduit trust and allocating them to the small principal of the HB class.
ICE	Intercontinental Exchange
IF	Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index or have an interest rate that adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the rate in effect as of August 31, 2020. The rate may be subject to a cap and floor.
IO	Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

LIBOR	London Interbank Offered Rate
PO	Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.
REMIC	Real Estate Mortgage Investment Conduit
Re-REMIC	Combined Real Estate Mortgage Investment Conduit
Rev.	Revenue
SOFR	Secured Overnight Financing Rate
STRIPS	Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.
TBA	To Be Announced; Security is subject to delayed delivery
UMBS	Uniform Mortgage-Backed Securities
USD	United States Dollar

(a)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(b)	Amount rounds to less than 0.1% of net assets.
(c)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of August 31, 2020.
(d)	Security is perpetual and thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of August 31, 2020.
(e)	Security is an interest bearing note with preferred security characteristics.
(f)	The rate shown is the effective yield as of August 31, 2020.
(g)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of August 31, 2020.
(h)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(i)	Amount rounds to less than one thousand.
(j)	Defaulted security.
(k)	Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of August 31, 2020.
(l)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(m)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(n)	The rate shown is the current yield as of August 31, 2020.
‡	Value determined using significant unobservable inputs.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2020	JPMORGAN INSTITUTIONAL TRUST FUNDS	41

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2020 (Unaudited)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — 29.1%

Aerospace & Defense — 0.7%

Airbus Finance BV (France) 2.70%, 4/17/2023 (a)	43	45

Boeing Co. (The) 4.88%, 5/1/2025	54	59

General Dynamics Corp. 3.50%, 5/15/2025	100	113

L3Harris Technologies, Inc. 3.85%, 12/15/2026	70	81

Lockheed Martin Corp. 3.10%, 1/15/2023	174	184

Northrop Grumman Corp. 2.93%, 1/15/2025	150	164

Raytheon Technologies Corp.

3.95%, 8/16/2025	150	171

4.13%, 11/16/2028	100	119

Textron, Inc. 3.00%, 6/1/2030	100	105

		1,041

Automobiles — 0.3%

Daimler Finance North America LLC (Germany) 2.13%, 3/10/2025 (a)	150	155

Hyundai Capital America 2.85%, 11/1/2022 (a)	200	207

		362

Banks — 4.7%

Bank of America Corp.

3.30%, 1/11/2023	90	96

(ICE LIBOR USD 3 Month + 1.16%), 3.12%, 1/20/2023 (b)	60	62

(ICE LIBOR USD 3 Month + 1.02%), 2.88%, 4/24/2023 (b)	100	104

(ICE LIBOR USD 3 Month + 0.78%), 3.55%, 3/5/2024 (b)	42	45

Series L, 3.95%, 4/21/2025	154	173

(ICE LIBOR USD 3 Month + 1.04%), 3.42%, 12/20/2028 (b)	610	682

Bank of Montreal (Canada) 2.35%, 9/11/2022	200	208

Bank of Nova Scotia (The) (Canada) 2.00%, 11/15/2022	150	155

Barclays plc (United Kingdom) 3.68%, 1/10/2023	317	329

Canadian Imperial Bank of Commerce (Canada) 3.10%, 4/2/2024	150	162

Citibank NA 2.13%, 10/20/2020	350	350

Citigroup, Inc.

4.40%, 6/10/2025	115	131

4.45%, 9/29/2027	150	174

(SOFR + 1.15%), 2.67%, 1/29/2031 (b)	350	373

Citizens Financial Group, Inc. 4.30%, 12/3/2025	50	58

Commonwealth Bank of Australia (Australia) 4.50%, 12/9/2025 (a)	201	228

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Banks — continued

Cooperatieve Rabobank UA (Netherlands) 3.88%, 2/8/2022	118	124

Discover Bank 3.35%, 2/6/2023	250	265

Fifth Third Bancorp 2.38%, 1/28/2025	64	68

HSBC Holdings plc (United Kingdom)

(ICE LIBOR USD 3 Month + 0.92%), 3.03%, 11/22/2023 (b)	200	210

(ICE LIBOR USD 3 Month + 1.14%), 2.63%, 11/7/2025 (b)	200	210

Lloyds Banking Group plc (United Kingdom) 3.75%, 1/11/2027	250	281

Mitsubishi UFJ Financial Group, Inc. (Japan) 2.19%, 2/25/2025	225	237

Regions Financial Corp. 2.75%, 8/14/2022	107	111

Royal Bank of Canada (Canada) 2.25%, 11/1/2024	100	107

Standard Chartered plc (United Kingdom) 5.20%, 1/26/2024 (a)	200	220

Toronto-Dominion Bank (The) (Canada) 2.50%, 12/14/2020	200	201

US Bancorp

Series V, 2.38%, 7/22/2026	133	146

Series X, 3.15%, 4/27/2027	68	77

Wells Fargo & Co. 2.63%, 7/22/2022	250	260

3.00%, 2/19/2025	99	107

4.10%, 6/3/2026	21	24

4.30%, 7/22/2027	30	34

(ICE LIBOR USD 3 Month + 1.31%), 3.58%, 5/22/2028 (b)	250	281

Westpac Banking Corp. (Australia) 2.50%, 6/28/2022	300	312

		6,605

Beverages — 0.5%

Anheuser-Busch InBev Worldwide, Inc. (Belgium)

4.75%, 1/23/2029	265	323

3.50%, 6/1/2030	125	143

Coca-Cola Co. (The) 1.45%, 6/1/2027	51	53

Constellation Brands, Inc. 2.88%, 5/1/2030	11	12

Keurig Dr Pepper, Inc.

4.42%, 5/25/2025	75	88

4.60%, 5/25/2028	50	60

PepsiCo, Inc. 1.63%, 5/1/2030	33	34

		713

SEE NOTES TO FINANCIAL STATEMENTS.

42	JPMORGAN INSTITUTIONAL TRUST FUNDS	AUGUST 31, 2020

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued

Biotechnology — 0.4%

AbbVie, Inc.

3.45%, 3/15/2022 (a)	69	72

4.25%, 11/14/2028	100	118

Amgen, Inc. 2.20%, 2/21/2027	43	46

Baxalta, Inc. 3.60%, 6/23/2022	23	24

Biogen, Inc.

3.63%, 9/15/2022	30	32

2.25%, 5/1/2030	40	41

Gilead Sciences, Inc.

3.70%, 4/1/2024	36	40

3.50%, 2/1/2025	25	28

3.65%, 3/1/2026	57	65

Regeneron Pharmaceuticals, Inc. 1.75%, 9/15/2030	28	27

		493

Building Products — 0.0% (c)

Johnson Controls International plc 3.75%, 12/1/2021	3	3

Capital Markets — 2.1%

Bank of New York Mellon Corp. (The) 3.25%, 9/11/2024	150	166

BlackRock, Inc. 1.90%, 1/28/2031	40	42

Brookfield Finance, Inc. (Canada) 4.85%, 3/29/2029	47	56

Charles Schwab Corp. (The)

3.23%, 9/1/2022	40	42

3.20%, 1/25/2028	200	228

Deutsche Bank AG (Germany) 3.13%, 1/13/2021	38	38

Goldman Sachs Group, Inc. (The)

2.35%, 11/15/2021	200	201

3.00%, 4/26/2022	80	81

3.75%, 5/22/2025	257	288

(ICE LIBOR USD 3 Month + 1.51%), 3.69%, 6/5/2028 (b)	249	282

Intercontinental Exchange, Inc. 4.00%, 10/15/2023	88	97

Invesco Finance plc

4.00%, 1/30/2024	71	78

3.75%, 1/15/2026	125	141

Jefferies Group LLC 6.88%, 4/15/2021	50	52

Macquarie Bank Ltd. (Australia) 4.00%, 7/29/2025 (a)	100	114

Macquarie Group Ltd. (Australia) 6.25%, 1/14/2021 (a)	40	41

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Capital Markets — continued

Morgan Stanley

5.75%, 1/25/2021	100	102

5.50%, 7/28/2021	100	105

3.70%, 10/23/2024	83	93

(ICE LIBOR USD 3 Month + 1.34%), 3.59%, 7/22/2028 (b)	500	565

Northern Trust Corp. (ICE LIBOR USD 3 Month + 1.13%), 3.38%, 5/8/2032 (b)	17	18

State Street Corp. 3.10%, 5/15/2023	36	38

TD Ameritrade Holding Corp. 2.95%, 4/1/2022	34	35

UBS AG (Switzerland) 2.45%, 12/1/2020 (a)	200	201

		3,104

Chemicals — 0.4%

Ecolab, Inc.

3.25%, 1/14/2023	88	94

3.25%, 12/1/2027	43	48

International Flavors & Fragrances, Inc. 4.45%, 9/26/2028	9	10

Mosaic Co. (The) 3.25%, 11/15/2022	21	22

Nutrien Ltd. (Canada) 3.38%, 3/15/2025	45	50

Sherwin-Williams Co. (The)

3.30%, 2/1/2025	110	119

3.45%, 6/1/2027	51	58

Union Carbide Corp. 7.50%, 6/1/2025	100	122

		523

Commercial Services & Supplies — 0.2%

Republic Services, Inc. 3.38%, 11/15/2027	200	227

Communications Equipment — 0.0% (c)

Cisco Systems, Inc. 2.95%, 2/28/2026	44	50

Construction Materials — 0.2%

Martin Marietta Materials, Inc.

3.45%, 6/1/2027	78	87

3.50%, 12/15/2027	160	179

		266

Consumer Finance — 1.2%

AerCap Ireland Capital DAC (Ireland)

3.50%, 5/26/2022	150	151

4.13%, 7/3/2023	200	202

American Express Co. 3.38%, 5/17/2021	100	102

Avolon Holdings Funding Ltd. (Ireland)

5.13%, 10/1/2023 (a)	150	146

3.95%, 7/1/2024 (a)	120	111

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2020	JPMORGAN INSTITUTIONAL TRUST FUNDS	43

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2020 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued

Consumer Finance — continued

Capital One Financial Corp. 3.20%, 2/5/2025	235	256

Caterpillar Financial Services Corp.

1.85%, 9/4/2020	200	200

2.85%, 6/1/2022	58	61

John Deere Capital Corp.

3.15%, 10/15/2021	33	34

2.70%, 1/6/2023	89	94

2.65%, 6/24/2024	100	108

Toyota Motor Credit Corp. 2.00%, 10/7/2024	150	158

		1,623

Containers & Packaging — 0.1%

Packaging Corp. of America 3.00%, 12/15/2029	100	110

WRKCo, Inc. 3.00%, 9/15/2024	80	86

		196

Diversified Financial Services — 0.9%

Blackstone 3.65%, 7/14/2023 (a)	55	55

National Rural Utilities Cooperative Finance Corp. 2.30%, 9/15/2022	200	207

ORIX Corp. (Japan) 2.90%, 7/18/2022	81	84

Private Export Funding Corp.

Series EE, 2.80%, 5/15/2022	500	522

Series KK, 3.55%, 1/15/2024	200	217

Shell International Finance BV (Netherlands) 3.25%, 5/11/2025	100	112

		1,197

Diversified Telecommunication Services — 0.8%

AT&T, Inc. 7.88%, 2/15/2030	350	478

Qwest Corp. 6.75%, 12/1/2021	148	157

Verizon Communications, Inc.

4.33%, 9/21/2028	160	194

4.50%, 8/10/2033	208	264

		1,093

Electric Utilities — 1.9%

American Electric Power Co., Inc. 2.30%, 3/1/2030	100	103

Baltimore Gas and Electric Co. 2.80%, 8/15/2022	43	45

Commonwealth Edison Co. Series 122, 2.95%, 8/15/2027	200	222

DTE Electric Co. 2.65%, 6/15/2022	20	21

Duke Energy Corp. 3.75%, 4/15/2024	300	330

Duke Energy Progress LLC 2.80%, 5/15/2022	40	42

Edison International 4.13%, 3/15/2028	150	157

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Electric Utilities — continued

Enel Finance International NV (Italy) 3.63%, 5/25/2027 (a)	200	223

Entergy Mississippi LLC 2.85%, 6/1/2028	186	204

Evergy Metro, Inc. 3.15%, 3/15/2023	47	50

ITC Holdings Corp. 2.95%, 5/14/2030 (a)	39	42

Jersey Central Power & Light Co. 4.30%, 1/15/2026 (a)	200	232

NextEra Energy Capital Holdings, Inc. 3.55%, 5/1/2027	89	103

Niagara Mohawk Power Corp.

3.51%, 10/1/2024 (a)	28	31

1.96%, 6/27/2030 (a)	29	30

Pennsylvania Electric Co. 3.25%, 3/15/2028 (a)	132	143

Public Service Co. of Oklahoma 4.40%, 2/1/2021	74	75

Southern California Edison Co. 1.85%, 2/1/2022	12	12

Southern Co. (The) 3.25%, 7/1/2026	317	355

Virginia Electric & Power Co.

Series C, 2.75%, 3/15/2023	191	201

3.45%, 2/15/2024	21	23

		2,644

Electrical Equipment — 0.1%

ABB Finance USA, Inc. (Switzerland) 2.88%, 5/8/2022	41	43

Eaton Corp. 3.10%, 9/15/2027	140	157

		200

Electronic Equipment, Instruments & Components — 0.1%

Arrow Electronics, Inc.

4.50%, 3/1/2023	16	17

3.88%, 1/12/2028	100	109

		126

Energy Equipment & Services — 0.2%

Baker Hughes a GE Co. LLC 2.77%, 12/15/2022	150	157

Halliburton Co. 3.80%, 11/15/2025	7	8

Schlumberger Investment SA 2.65%, 6/26/2030	94	96

		261

Entertainment — 0.0% (c)

Walt Disney Co. (The) 7.70%, 10/30/2025	50	67

Equity Real Estate Investment Trusts (REITs) — 1.5%

American Tower Corp.

3.50%, 1/31/2023	80	86

5.00%, 2/15/2024	38	43

SEE NOTES TO FINANCIAL STATEMENTS.

44	JPMORGAN INSTITUTIONAL TRUST FUNDS	AUGUST 31, 2020

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued

Equity Real Estate Investment Trusts (REITs) — continued

AvalonBay Communities, Inc.

3.35%, 5/15/2027	28	31

2.45%, 1/15/2031	100	107

Boston Properties LP 3.20%, 1/15/2025	152	165

Brixmor Operating Partnership LP 3.85%, 2/1/2025	50	53

Crown Castle International Corp. 2.25%, 1/15/2031	72	74

ERP Operating LP 4.63%, 12/15/2021	255	266

Essex Portfolio LP 1.65%, 1/15/2031	53	51

Goodman US Finance Three LLC (Australia) 3.70%, 3/15/2028 (a)	52	57

Healthcare Trust of America Holdings LP 3.10%, 2/15/2030	68	72

Healthpeak Properties, Inc.

4.20%, 3/1/2024	17	19

3.88%, 8/15/2024	205	228

3.40%, 2/1/2025	38	41

Kimco Realty Corp. 2.70%, 10/1/2030	52	53

Mid-America Apartments LP 1.70%, 2/15/2031	36	35

Prologis LP 1.25%, 10/15/2030	45	44

Realty Income Corp.

3.88%, 7/15/2024	50	55

3.65%, 1/15/2028	150	168

Scentre Group Trust 1 (Australia) 3.50%, 2/12/2025 (a)	150	159

SITE Centers Corp. 3.63%, 2/1/2025	12	12

UDR, Inc. 2.10%, 8/1/2032	48	48

Ventas Realty LP

3.75%, 5/1/2024	44	47

3.50%, 2/1/2025	27	29

4.13%, 1/15/2026	62	70

Welltower, Inc. 4.50%, 1/15/2024	100	110

		2,123

Food & Staples Retailing — 0.3%

Alimentation Couche-Tard, Inc. (Canada) 2.95%, 1/25/2030 (a)	100	108

Costco Wholesale Corp. 1.60%, 4/20/2030	95	97

CVS Pass-Through Trust 5.93%, 1/10/2034 (a)	42	48

Kroger Co. (The) 4.00%, 2/1/2024	90	99

		352

Food Products — 0.7%

Archer-Daniels-Midland Co. 3.25%, 3/27/2030	53	61

Bunge Ltd. Finance Corp. 1.63%, 8/17/2025	13	13

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Food Products — continued

Campbell Soup Co.

3.95%, 3/15/2025	50	56

2.38%, 4/24/2030	74	77

Cargill, Inc. 3.30%, 3/1/2022 (a)	100	104

General Mills, Inc. 4.20%, 4/17/2028	200	236

Kellogg Co. 3.40%, 11/15/2027	95	107

Mead Johnson Nutrition Co. (United Kingdom) 4.13%, 11/15/2025	92	107

Mondelez International, Inc. 2.75%, 4/13/2030	2	2

Smithfield Foods, Inc. 5.20%, 4/1/2029 (a)	7	8

Tyson Foods, Inc. 3.95%, 8/15/2024	73	81

Unilever Capital Corp. (United Kingdom) 3.38%, 3/22/2025	100	112

		964

Gas Utilities — 0.1%

Atmos Energy Corp. 2.63%, 9/15/2029	42	46

ONE Gas, Inc. 2.00%, 5/15/2030	26	27

		73

Health Care Equipment & Supplies — 0.1%

Boston Scientific Corp. 3.75%, 3/1/2026	50	57

Zimmer Biomet Holdings, Inc.

3.70%, 3/19/2023	19	20

3.55%, 4/1/2025	50	56

		133

Health Care Providers & Services — 1.0%

Aetna, Inc. 2.80%, 6/15/2023	200	211

Anthem, Inc.

3.13%, 5/15/2022	115	120

3.50%, 8/15/2024	106	117

Cigna Corp.

3.05%, 11/30/2022	200	210

3.50%, 6/15/2024	72	79

CVS Health Corp.

4.10%, 3/25/2025	44	50

2.70%, 8/21/2040	50	49

HCA, Inc. 4.13%, 6/15/2029	150	173

Laboratory Corp. of America Holdings 3.20%, 2/1/2022	214	222

UnitedHealth Group, Inc. 3.38%, 11/15/2021	112	115

		1,346

Hotels, Restaurants & Leisure — 0.2%

McDonald’s Corp. 2.13%, 3/1/2030	58	60

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2020	JPMORGAN INSTITUTIONAL TRUST FUNDS	45

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2020 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued

Hotels, Restaurants & Leisure — continued

Starbucks Corp. 3.80%, 8/15/2025	150	171

		231

Household Durables — 0.1%

DR Horton, Inc. 2.55%, 12/1/2020	150	151

Household Products — 0.0% (c)

Kimberly-Clark Corp. 2.40%, 3/1/2022	20	21

Procter & Gamble — ESOP Series A, 9.36%, 1/1/2021	6	6

		27

Independent Power and Renewable Electricity Producers — 0.1%

Exelon Generation Co. LLC

3.40%, 3/15/2022	80	83

4.25%, 6/15/2022	37	39

		122

Industrial Conglomerates — 0.2%

Ingersoll-Rand Global Holding Co. Ltd. 4.25%, 6/15/2023	34	38

Roper Technologies, Inc.

3.80%, 12/15/2026	15	17

1.40%, 9/15/2027	174	176

		231

Insurance — 1.6%

Allstate Corp. (The) 3.15%, 6/15/2023	61	66

American International Group, Inc. 3.75%, 7/10/2025	161	181

Aon plc 3.88%, 12/15/2025	143	164

Assurant, Inc. 4.20%, 9/27/2023	90	97

Athene Global Funding 2.95%, 11/12/2026 (a)	150	158

Chubb INA Holdings, Inc. 2.88%, 11/3/2022	130	136

CNA Financial Corp.

3.95%, 5/15/2024	52	57

4.50%, 3/1/2026	38	45

Guardian Life Global Funding 2.50%, 5/8/2022 (a)	125	129

Lincoln National Corp. 4.20%, 3/15/2022	35	37

Manulife Financial Corp. (Canada) 4.15%, 3/4/2026	44	52

Marsh & McLennan Cos., Inc. 3.30%, 3/14/2023	50	53

Metropolitan Life Global Funding I 3.45%, 12/18/2026 (a)	250	286

New York Life Global Funding 1.20%, 8/7/2030 (a)	150	147

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Insurance — continued

Principal Financial Group, Inc. 3.10%, 11/15/2026	150	167

Protective Life Global Funding 2.62%, 8/22/2022 (a)	200	208

Prudential Insurance Co. of America (The) 8.30%, 7/1/2025 (a)	150	198

		2,181

Interactive Media & Services — 0.2%

Alphabet, Inc. 1.10%, 8/15/2030	225	224

Internet & Direct Marketing Retail — 0.2%

Amazon.com, Inc. 1.20%, 6/3/2027	105	107

1.50%, 6/3/2030	200	204

		311

IT Services — 0.1%

International Business Machines Corp. 3.50%, 5/15/2029	100	116

Western Union Co. (The) 3.60%, 3/15/2022	20	21

		137

Life Sciences Tools & Services — 0.1%

Thermo Fisher Scientific, Inc. 4.15%, 2/1/2024	34	38

3.20%, 8/15/2027	100	112

		150

Machinery — 0.3%

Caterpillar, Inc. 2.60%, 6/26/2022	31	32

Illinois Tool Works, Inc. 3.50%, 3/1/2024	175	192

Otis Worldwide Corp. 2.57%, 2/15/2030 (a)	44	47

Stanley Black & Decker, Inc. 3.40%, 3/1/2026	110	125

		396

Media — 0.8%

Charter Communications Operating LLC 4.91%, 7/23/2025	160	186

Comcast Corp.

3.00%, 2/1/2024	117	126

3.38%, 2/15/2025	77	86

3.38%, 8/15/2025	80	90

3.95%, 10/15/2025	14	16

3.15%, 3/1/2026	16	18

1.50%, 2/15/2031	175	174

Cox Communications, Inc. 3.50%, 8/15/2027 (a)	154	173

Fox Corp. 4.71%, 1/25/2029	35	42

ViacomCBS, Inc. 4.00%, 1/15/2026	208	235

		1,146

SEE NOTES TO FINANCIAL STATEMENTS.

46	JPMORGAN INSTITUTIONAL TRUST FUNDS	AUGUST 31, 2020

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued

Metals & Mining — 0.1%

Glencore Funding LLC (Australia) 2.50%, 9/1/2030 (a)	60	59

Nucor Corp. 4.00%, 8/1/2023	27	29

Steel Dynamics, Inc. 3.45%, 4/15/2030	21	23

		111

Multiline Retail — 0.2%

Dollar General Corp. 4.13%, 5/1/2028	150	177

Target Corp. 2.25%, 4/15/2025	96	103

		280

Multi-Utilities — 0.4%

Consolidated Edison Co. of New York, Inc. 3.80%, 5/15/2028	155	180

DTE Energy Co. Series B, 3.30%, 6/15/2022	79	82

Public Service Enterprise Group, Inc. 2.88%, 6/15/2024	100	108

Sempra Energy 4.05%, 12/1/2023	48	53

Southern Co. Gas Capital Corp. 3.50%, 9/15/2021	94	96

WEC Energy Group, Inc. 3.55%, 6/15/2025	87	98

		617

Oil, Gas & Consumable Fuels — 2.2%

APT Pipelines Ltd. (Australia) 4.25%, 7/15/2027 (a)	100	113

BP Capital Markets plc (United Kingdom)

3.81%, 2/10/2024	166	183

3.51%, 3/17/2025	60	67

Cameron LNG LLC 2.90%, 7/15/2031 (a)	84	92

Chevron Corp.

2.36%, 12/5/2022	40	42

2.00%, 5/11/2027	19	20

CNOOC Finance 2014 ULC (China) 4.25%, 4/30/2024	200	222

Concho Resources, Inc. 2.40%, 2/15/2031	14	14

Ecopetrol SA (Colombia) 4.13%, 1/16/2025	58	61

Energy Transfer Operating LP

3.60%, 2/1/2023	28	29

4.90%, 2/1/2024	61	66

4.05%, 3/15/2025	91	97

Eni SpA (Italy) 4.15%, 10/1/2020 (a)	200	200

Enterprise Products Operating LLC

2.80%, 2/15/2021	200	203

3.90%, 2/15/2024	49	55

3.75%, 2/15/2025	37	41

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Oil, Gas & Consumable Fuels — continued

2.80%, 1/31/2030	50	53

Exxon Mobil Corp. 2.61%, 10/15/2030	141	153

Gulf South Pipeline Co. LP 4.00%, 6/15/2022	50	51

Marathon Petroleum Corp.

4.50%, 5/1/2023	100	109

3.63%, 9/15/2024	67	72

MPLX LP 3.38%, 3/15/2023	32	34

4.25%, 12/1/2027	27	30

Newfield Exploration Co. 5.38%, 1/1/2026	100	99

Noble Energy, Inc. 3.85%, 1/15/2028	100	113

ONEOK Partners LP

3.38%, 10/1/2022	12	12

5.00%, 9/15/2023	28	31

ONEOK, Inc. 3.40%, 9/1/2029	150	147

Pioneer Natural Resources Co. 1.90%, 8/15/2030	72	70

Plains All American Pipeline LP

3.60%, 11/1/2024	100	105

Sinopec Group Overseas Development 2013 Ltd. (China) 4.38%, 10/17/2023 (a)	200	220

Spectra Energy Partners LP 3.50%, 3/15/2025	63	69

TC PipeLines LP 3.90%, 5/25/2027	42	45

TransCanada PipeLines Ltd. (Canada) 3.75%, 10/16/2023	172	188

Williams Cos., Inc. (The) 3.90%, 1/15/2025	86	95

		3,201

Pharmaceuticals — 0.6%

AstraZeneca plc (United Kingdom) 1.38%, 8/6/2030	77	75

Bristol-Myers Squibb Co.

3.25%, 8/15/2022	98	103

3.40%, 7/26/2029	71	83

Eli Lilly and Co. 3.38%, 3/15/2029	70	81

Merck & Co., Inc. 3.40%, 3/7/2029	100	117

Mylan, Inc. 4.55%, 4/15/2028	75	88

Takeda Pharmaceutical Co. Ltd. (Japan) 2.05%, 3/31/2030	200	204

Zoetis, Inc. 2.00%, 5/15/2030	80	83

		834

Real Estate Management & Development — 0.1%

Ontario Teachers’ Cadillac Fairview Properties Trust (Canada) 3.13%, 3/20/2022 (a)	200	205

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2020	JPMORGAN INSTITUTIONAL TRUST FUNDS	47

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2020 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued

Road & Rail — 0.6%

Canadian Pacific Railway Co. (Canada) 4.50%, 1/15/2022	55	58

CSX Corp. 3.25%, 6/1/2027	162	183

ERAC USA Finance LLC

5.25%, 10/1/2020 (a)	48	48

4.50%, 8/16/2021 (a)	27	28

JB Hunt Transport Services, Inc. 3.88%, 3/1/2026	60	69

Norfolk Southern Corp. 2.55%, 11/1/2029	150	164

Penske Truck Leasing Co. LP 4.13%, 8/1/2023 (a)	200	217

		767

Semiconductors & Semiconductor Equipment — 0.4%

Analog Devices, Inc. 2.95%, 1/12/2021	70	71

Broadcom, Inc.

4.75%, 4/15/2029	50	58

4.15%, 11/15/2030	150	169

Intel Corp. 3.70%, 7/29/2025	116	132

QUALCOMM, Inc.

3.25%, 5/20/2027	94	106

2.15%, 5/20/2030	77	81

		617

Software — 0.3%

Intuit, Inc.

1.35%, 7/15/2027	19	19

1.65%, 7/15/2030	125	129

Oracle Corp. 2.95%, 11/15/2024	200	218

		366

Specialty Retail — 0.5%

Advance Auto Parts, Inc. 4.50%, 12/1/2023	30	33

AutoZone, Inc. 4.00%, 4/15/2030	83	99

Home Depot, Inc. (The) 2.50%, 4/15/2027	88	96

Lowe’s Cos., Inc. 3.65%, 4/5/2029	200	231

O’Reilly Automotive, Inc.

3.55%, 3/15/2026	100	115

3.60%, 9/1/2027	62	71

		645

Technology Hardware, Storage & Peripherals — 0.3%

Apple, Inc.

2.75%, 1/13/2025	200	218

1.65%, 5/11/2030	90	93

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Technology Hardware, Storage & Peripherals — continued

Hewlett Packard Enterprise Co. 1.45%, 4/1/2024	80	81

		392

Tobacco — 0.3%

BAT Capital Corp. (United Kingdom) 3.22%, 8/15/2024	200	215

Philip Morris International, Inc. 3.38%, 8/11/2025	150	168

		383

Trading Companies & Distributors — 0.3%

Air Lease Corp. 3.00%, 9/15/2023	250	251

3.63%, 12/1/2027	100	103

Aviation Capital Group LLC 3.88%, 5/1/2023 (a)	100	99

		453

Water Utilities — 0.1%

American Water Capital Corp. 3.85%, 3/1/2024	150	164

Wireless Telecommunication Services — 0.3%

Rogers Communications, Inc. (Canada) 4.10%, 10/1/2023	160	177

T-Mobile USA, Inc. 3.88%, 4/15/2030 (a)	150	171

		348

Total Corporate Bonds (Cost $37,414)		40,475

U.S. Treasury Obligations — 26.9%

U.S. Treasury Bonds

6.00%, 2/15/2026	516	674

6.13%, 8/15/2029	500	741

U.S. Treasury Notes

2.00%, 5/31/2021	1,000	1,014

1.88%, 1/31/2022	700	717

1.88%, 4/30/2022	1,000	1,029

2.25%, 1/31/2024	1,500	1,606

2.25%, 11/15/2024	250	271

2.88%, 5/31/2025	299	336

2.00%, 8/15/2025	2,500	2,712

2.25%, 11/15/2025	1,000	1,100

2.25%, 11/15/2027	2,000	2,247

2.88%, 8/15/2028	2,000	2,359

3.13%, 11/15/2028	2,000	2,406

2.63%, 2/15/2029	3,200	3,730

1.50%, 2/15/2030	800	861

SEE NOTES TO FINANCIAL STATEMENTS.

48	JPMORGAN INSTITUTIONAL TRUST FUNDS	AUGUST 31, 2020

INVESTMENTS	PRINCIPAL AMOUNT ($000)		VALUE ($000)
U.S. Treasury Obligations — continued

U.S. Treasury STRIPS Bonds

4.12%, 11/15/2021 (d)	1,525		1,522

2.87%, 2/15/2022 (d)	2,400		2,394

2.89%, 11/15/2022 (d)	1,300		1,296

2.80%, 5/15/2023 (d)	685		682

2.23%, 8/15/2023 (d)	3,890		3,866

2.24%, 2/15/2024 (d)	4,406		4,366

2.26%, 5/15/2024 (d)	200		198

3.00%, 5/15/2025 (d)	200		197

2.40%, 5/15/2026 (d)	200		195

3.61%, 8/15/2026 (d)	47		46

3.76%, 11/15/2026 (d)	300		290

2.98%, 2/15/2027 (d)	100		97

4.05%, 8/15/2027 (d)	100		96

4.08%, 11/15/2027 (d)	140		134

3.15%, 2/15/2028 (d)	53		51

2.52%, 5/15/2028 (d)	10		9

3.34%, 8/15/2028 (d)	200		189

Total U.S. Treasury Obligations (Cost $34,892)			37,431

Collateralized Mortgage Obligations — 14.7%

Alternative Loan Trust

Series 2004-2CB, Class 1A9, 5.75%, 3/25/2034	651		658

Series 2005-54CB, Class 1A11, 5.50%, 11/25/2035	97		93

Banc of America Funding Trust Series 2004-1, PO, 3/25/2034‡	12		10

CHL Mortgage Pass-Through Trust

Series 2004-HYB3, Class 2A, 3.00%, 6/20/2034 (e)	10		9

Series 2004-5, Class 1A4, 5.50%, 6/25/2034	21		21

Series 2005-22, Class 2A1, 3.46%, 11/25/2035 (e)	95		88

Citigroup Global Markets Mortgage Securities VII, Inc.

Series 2003-UP2, Class 1, PO, 6/25/2033‡	—	(f)	—	(f)

Series 2003-HYB1, Class A, 4.24%, 9/25/2033 (e)	9		9

Citigroup Mortgage Loan Trust, Inc. Series 2003-UP3, Class A3, 7.00%, 9/25/2033	3		3

Deutsche Alt-A Securities, Inc. Mortgage Loan Trust Series 2005-3, Class 1A1, 4.27%, 6/25/2020(e)	16		16

INVESTMENTS	PRINCIPAL AMOUNT ($000)		VALUE ($000)

FHLMC — GNMA Series 24, Class ZE, 6.25%, 11/25/2023	8		8

FHLMC, REMIC

Series 1084, Class F, 1.11%, 5/15/2021 (e)	—	(f)	—	(f)

Series 1084, Class S, HB, IF, 44.50%, 5/15/2021 (e)	—	(f)	—	(f)

Series 1144, Class KB, 8.50%, 9/15/2021	1		1

Series 1206, Class IA, 7.00%, 3/15/2022	—	(f)	—	(f)

Series 1250, Class J, 7.00%, 5/15/2022	—	(f)	—	(f)

Series 1343, Class LA, 8.00%, 8/15/2022	2		2

Series 2512, Class PG, 5.50%, 10/15/2022	27		28

Series 2535, Class BK, 5.50%, 12/15/2022	4		5

Series 1470, Class F, 1.76%, 2/15/2023 (e)	—	(f)	—	(f)

Series 2568, Class KG, 5.50%, 2/15/2023	41		43

Series 1466, Class PZ, 7.50%, 2/15/2023	8		8

Series 1491, Class I, 7.50%, 4/15/2023	3		4

Series 1798, Class F, 5.00%, 5/15/2023	4		4

Series 1518, Class G, IF, 8.79%, 5/15/2023 (e)	3		4

Series 1541, Class O, 0.00%, 7/15/2023 (e)	3		3

Series 1608, Class L, 6.50%, 9/15/2023	12		13

Series 1602, Class SA, HB, IF, 22.18%, 10/15/2023 (e)	2		2

Series 2283, Class K, 6.50%, 12/15/2023	4		5

Series 1700, Class GA, PO, 2/15/2024	1		1

Series 1671, Class L, 7.00%, 2/15/2024	4		4

Series 1706, Class K, 7.00%, 3/15/2024	22		23

Series 2033, Class SN, HB, IF, 28.37%, 3/15/2024 (e)	1		—	(f)

Series 1720, Class PL, 7.50%, 4/15/2024	63		67

Series 2306, Class K, PO, 5/15/2024	3		3

Series 2306, Class SE, IF, IO, 10.00%, 5/15/2024 (e)	6		1

Series 1745, Class D, 7.50%, 8/15/2024	5		5

Series 1927, Class PH, 7.50%, 1/15/2027	36		41

Series 1981, Class Z, 6.00%, 5/15/2027	13		15

Series 1987, Class PE, 7.50%, 9/15/2027	4		5

Series 2038, Class PN, IO, 7.00%, 3/15/2028	6		1

Series 2040, Class PE, 7.50%, 3/15/2028	30		35

Series 2063, Class PG, 6.50%, 6/15/2028	32		37

Series 2064, Class TE, 7.00%, 6/15/2028	4		5

Series 2075, Class PM, 6.25%, 8/15/2028	21		24

Series 2075, Class PH, 6.50%, 8/15/2028	22		25

Series 2089, Class PJ, IO, 7.00%, 10/15/2028	7		1

Series 2125, Class JZ, 6.00%, 2/15/2029	14		15

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2020	JPMORGAN INSTITUTIONAL TRUST FUNDS	49

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2020 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)		VALUE ($000)
Collateralized Mortgage Obligations — continued

Series 2169, Class TB, 7.00%, 6/15/2029	64		74

Series 2163, Class PC, IO, 7.50%, 6/15/2029	3		—	(f)

Series 2172, Class QC, 7.00%, 7/15/2029	28		32

Series 2196, Class TL, 7.50%, 11/15/2029	—	(f)	—	(f)

Series 2201, Class C, 8.00%, 11/15/2029	10		12

Series 2210, Class Z, 8.00%, 1/15/2030	31		37

Series 2224, Class CB, 8.00%, 3/15/2030	10		12

Series 2256, Class MC, 7.25%, 9/15/2030	17		20

Series 2259, Class ZM, 7.00%, 10/15/2030	18		21

Series 2271, Class PC, 7.25%, 12/15/2030	15		18

Series 2296, Class PD, 7.00%, 3/15/2031	8		10

Series 2333, Class HC, 6.00%, 7/15/2031	22		26

Series 2344, Class ZD, 6.50%, 8/15/2031	155		181

Series 2344, Class ZJ, 6.50%, 8/15/2031	20		23

Series 2345, Class NE, 6.50%, 8/15/2031	11		13

Series 2351, Class PZ, 6.50%, 8/15/2031	16		18

Series 2410, Class OE, 6.38%, 2/15/2032	16		18

Series 2410, Class NG, 6.50%, 2/15/2032	11		13

Series 2410, Class QX, IF, IO, 8.49%, 2/15/2032 (e)	9		2

Series 2412, Class SP, IF, 15.78%, 2/15/2032 (e)	36		50

Series 2423, Class MC, 7.00%, 3/15/2032	10		12

Series 2423, Class MT, 7.00%, 3/15/2032	19		23

Series 2444, Class ES, IF, IO, 7.79%, 3/15/2032 (e)	22		4

Series 2450, Class SW, IF, IO, 7.84%, 3/15/2032 (e)	9		2

Series 2435, Class CJ, 6.50%, 4/15/2032	81		96

Series 2441, Class GF, 6.50%, 4/15/2032	21		25

Series 2455, Class GK, 6.50%, 5/15/2032	28		33

Series 2450, Class GZ, 7.00%, 5/15/2032	31		37

Series 2466, Class DH, 6.50%, 6/15/2032	39		44

Series 2474, Class NR, 6.50%, 7/15/2032	27		31

Series 2484, Class LZ, 6.50%, 7/15/2032	40		48

Series 2500, Class MC, 6.00%, 9/15/2032	33		39

Series 2543, Class YX, 6.00%, 12/15/2032	81		93

Series 2575, Class ME, 6.00%, 2/15/2033	148		172

Series 2586, Class WI, IO, 6.50%, 3/15/2033	12		2

Series 2990, Class SL, HB, IF, 23.90%, 6/15/2034 (e)	20		25

Series 3611, PO, 7/15/2034	19		18

Series 2990, Class UZ, 5.75%, 6/15/2035	491		568

Series 3117, Class EO, PO, 2/15/2036	46		44

Series 3117, Class OK, PO, 2/15/2036	5		5

Series 3122, Class OH, PO, 3/15/2036	40		38

INVESTMENTS	PRINCIPAL AMOUNT ($000)		VALUE ($000)

Series 3152, Class MO, PO, 3/15/2036	112		107

Series 3607, Class AO, PO, 4/15/2036	28		26

Series 3137, Class XP, 6.00%, 4/15/2036	68		81

Series 3819, Class ZQ, 6.00%, 4/15/2036	188		223

Series 3149, Class SO, PO, 5/15/2036	6		5

Series 3171, Class MO, PO, 6/15/2036	28		28

Series 3179, Class OA, PO, 7/15/2036	17		16

Series 3202, Class HI, IF, IO, 6.49%, 8/15/2036 (e)	148		33

Series 3232, Class ST, IF, IO, 6.54%, 10/15/2036 (e)	26		6

Series 3417, Class EO, PO, 11/15/2036	260		250

Series 3316, Class JO, PO, 5/15/2037	4		4

Series 3607, Class OP, PO, 7/15/2037	136		125

Series 3481, Class SJ, IF, IO, 5.69%, 8/15/2038 (e)	80		16

Series 3680, Class MA, 4.50%, 7/15/2039	128		135

Series 4219, Class JA, 3.50%, 8/15/2039	214		219

Series 3997, Class PF, 0.61%, 11/15/2039 (e)	16		16

Series 4096, Class HA, 2.00%, 12/15/2041	219		224

Series 4374, Class NC, 3.75%, 2/15/2046 (g)	37		37

FHLMC, STRIPS

Series 243, Class 16, IO, 4.50%, 11/15/2020	—	(f)	—

Series 262, Class 35, 3.50%, 7/15/2042	382		427

FHLMC, Structured Pass-Through Certificates, Whole Loan

Series T-41, Class 3A, 5.27%, 7/25/2032 (e)	22		25

Series T-76, Class 2A, 1.94%, 10/25/2037 (e)	103		111

Series T-51, Class 2A, 7.50%, 8/25/2042 (e)	20		27

Series T-54, Class 2A, 6.50%, 2/25/2043	195		240

Series T-54, Class 3A, 7.00%, 2/25/2043	63		78

Series T-56, Class A5, 5.23%, 5/25/2043	474		550

Series T-58, Class A, PO, 9/25/2043	13		11

FNMA Trust, Whole Loan

Series 2004-W2, Class 2A2, 7.00%, 2/25/2044	24		28

Series 2005-W3, Class 2AF, 0.40%, 3/25/2045 (e)	82		82

FNMA, REMIC

Series 1990-134, Class SC, HB, IF, 21.34%, 11/25/2020 (e)	—	(f)	—	(f)

Series 1990-140, Class K, HB, 652.15%, 12/25/2020	—	(f)	—	(f)

Series 2001-4, Class PC, 7.00%, 3/25/2021	—	(f)	—	(f)

SEE NOTES TO FINANCIAL STATEMENTS.

50	JPMORGAN INSTITUTIONAL TRUST FUNDS	AUGUST 31, 2020

INVESTMENTS	PRINCIPAL AMOUNT ($000)		VALUE ($000)
Collateralized Mortgage Obligations — continued

Series 1991-42, Class S, IF, 17.37%, 5/25/2021 (e)	—	(f)	—	(f)

Series G-14, Class L, 8.50%, 6/25/2021	—	(f)	—	(f)

Series G-18, Class Z, 8.75%, 6/25/2021	—	(f)	—	(f)

Series 2001-48, Class Z, 6.50%, 9/25/2021	7		7

Series 2002-1, Class HC, 6.50%, 2/25/2022	3		3

Series 1992-107, Class SB, HB, IF, 29.56%, 6/25/2022 (e)	3		3

Series G92-42, Class Z, 7.00%, 7/25/2022	—	(f)	—	(f)

Series G92-35, Class E, 7.50%, 7/25/2022	2		3

Series G92-44, Class ZQ, 8.00%, 7/25/2022	—	(f)	—	(f)

Series 1996-59, Class J, 6.50%, 8/25/2022	1		1

Series 1992-143, Class MA, 5.50%, 9/25/2022	—	(f)	—	(f)

Series G92-54, Class ZQ, 7.50%, 9/25/2022	1		1

Series G93-5, Class Z, 6.50%, 2/25/2023	1		1

Series 1993-37, Class PX, 7.00%, 3/25/2023	21		22

Series 1993-25, Class J, 7.50%, 3/25/2023	3		3

Series 1998-4, Class C, PO, 4/25/2023	—	(f)	—	(f)

Series 1998-43, Class EA, PO, 4/25/2023	31		30

Series 1993-54, Class Z, 7.00%, 4/25/2023	6		7

Series 1993-62, Class SA, IF, 18.94%, 4/25/2023 (e)	1		2

Series 1993-122, Class M, 6.50%, 7/25/2023	2		2

Series 1996-14, Class SE, IF, IO, 10.00%, 8/25/2023 (e)	14		1

Series 1993-178, Class PK, 6.50%, 9/25/2023	3		4

Series 1993-165, Class SD, IF, 13.41%, 9/25/2023 (e)	1		1

Series 1993-183, Class KA, 6.50%, 10/25/2023	50		53

Series 1993-189, Class PL, 6.50%, 10/25/2023	18		19

Series 1994-9, Class E, PO, 11/25/2023	—	(f)	—	(f)

Series 1993-247, Class SA, HB, IF, 27.99%, 12/25/2023 (e)	5		6

Series G95-1, Class C, 8.80%, 1/25/2025	3		3

Series 2005-121, Class DX, 5.50%, 1/25/2026	145		155

Series 1997-20, IO, 1.84%, 3/25/2027 (e)	4		—	(f)

Series 1997-20, Class IB, IO, 1.84%, 3/25/2027 (e)	4		—	(f)

Series 1997-27, Class J, 7.50%, 4/18/2027	7		8

Series 1997-29, Class J, 7.50%, 4/20/2027	8		9

Series 1997-39, Class PD, 7.50%, 5/20/2027	17		19

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2012-47, Class HF, 0.58%, 5/25/2027 (e)	74	74

Series 1997-81, Class PI, IO, 7.00%, 12/18/2027	5	—	(f)

Series 1998-36, Class ZB, 6.00%, 7/18/2028	4	4

Series 2000-2, Class ZE, 7.50%, 2/25/2030	32	38

Series 2001-33, Class ID, IO, 6.00%, 7/25/2031	24	4

Series 2001-36, Class DE, 7.00%, 8/25/2031	29	35

Series 2001-49, Class Z, 6.50%, 9/25/2031	5	6

Series 2001-44, Class PD, 7.00%, 9/25/2031	6	7

Series 2003-52, Class SX, HB, IF, 22.42%, 10/25/2031 (e)	8	13

Series 2004-74, Class SW, IF, 15.20%, 11/25/2031 (e)	21	30

Series 2001-81, Class LO, PO, 1/25/2032	4	4

Series 2002-1, Class SA, HB, IF, 24.62%, 2/25/2032 (e)	3	4

Series 2002-21, Class PE, 6.50%, 4/25/2032	16	19

Series 2002-28, Class PK, 6.50%, 5/25/2032	17	20

Series 2002-37, Class Z, 6.50%, 6/25/2032	20	23

Series 2004-61, Class SH, HB, IF, 23.29%, 11/25/2032 (e)	24	39

Series 2003-22, Class UD, 4.00%, 4/25/2033	75	84

Series 2003-34, Class GE, 6.00%, 5/25/2033	167	192

Series 2003-39, IO, 6.00%, 5/25/2033 (e)	4	1

Series 2003-47, Class PE, 5.75%, 6/25/2033	73	83

Series 2003-64, Class SX, IF, 13.36%, 7/25/2033 (e)	9	12

Series 2003-71, Class DS, IF, 7.26%, 8/25/2033 (e)	73	86

Series 2005-56, Class TP, IF, 17.62%, 8/25/2033 (e)	43	54

Series 2003-91, Class SD, IF, 12.21%, 9/25/2033 (e)	6	8

Series 2003-116, Class SB, IF, IO, 7.42%, 11/25/2033 (e)	60	13

Series 2006-44, Class P, PO, 12/25/2033	22	20

Series 2003-130, Class SX, IF, 11.26%, 1/25/2034 (e)	3	3

Series 2004-25, Class SA, IF, 19.04%, 4/25/2034 (e)	28	42

Series 2004-46, Class SK, IF, 16.02%, 5/25/2034 (e)	20	27

Series 2004-36, Class SA, IF, 19.04%, 5/25/2034 (e)	43	67

Series 2004-50, Class VZ, 5.50%, 7/25/2034	258	297

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2020	JPMORGAN INSTITUTIONAL TRUST FUNDS	51

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2020 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued

Series 2005-74, Class CS, IF, 19.54%, 5/25/2035 (e)	24	31

Series 2005-45, Class DC, HB, IF, 23.67%, 6/25/2035 (e)	42	65

Series 2005-56, Class S, IF, IO, 6.53%, 7/25/2035 (e)	29	7

Series 2005-68, Class PG, 5.50%, 8/25/2035	154	176

Series 2005-73, Class PS, IF, 16.26%, 8/25/2035 (e)	75	104

Series 2005-106, Class US, HB, IF, 23.92%, 11/25/2035 (e)	48	74

Series 2006-27, Class OH, PO, 4/25/2036	39	37

Series 2006-65, Class QO, PO, 7/25/2036	21	20

Series 2006-56, Class FC, 0.47%, 7/25/2036 (e)	139	139

Series 2006-79, Class DO, PO, 8/25/2036	24	24

Series 2006-77, Class PC, 6.50%, 8/25/2036	45	52

Series 2006-110, PO, 11/25/2036	41	38

Series 2006-124, Class HB, 3.54%, 11/25/2036 (e)	62	63

Series 2007-14, Class ES, IF, IO, 6.26%, 3/25/2037 (e)	31	6

Series 2007-81, Class GE, 6.00%, 8/25/2037	74	85

Series 2007-79, Class SB, HB, IF, 23.37%, 8/25/2037 (e)	27	44

Series 2007-88, Class VI, IF, IO, 6.36%, 9/25/2037 (e)	73	16

Series 2007-91, Class ES, IF, IO, 6.28%, 10/25/2037 (e)	208	46

Series 2007-116, Class HI, IO, 2.50%, 1/25/2038 (e)	38	2

Series 2008-16, Class IS, IF, IO, 6.02%, 3/25/2038 (e)	10	2

Series 2008-10, Class XI, IF, IO, 6.05%, 3/25/2038 (e)	18	3

Series 2008-28, Class QS, HB, IF, 20.17%, 4/25/2038 (e)	23	35

Series 2008-46, Class HI, IO, 2.21%, 6/25/2038 (e)	35	2

Series 2013-25, Class DC, 2.50%, 6/25/2039	278	290

Series 2009-69, PO, 9/25/2039	39	36

Series 2009-103, Class MB, 3.60%, 12/25/2039 (e)	45	47

Series 2010-71, Class HJ, 5.50%, 7/25/2040	117	137

Series 2011-118, Class MT, 7.00%, 11/25/2041	129	159

Series 2011-118, Class NT, 7.00%, 11/25/2041	118	142

INVESTMENTS	PRINCIPAL AMOUNT ($000)		VALUE ($000)

Series 2013-101, Class DO, PO, 10/25/2043	230		201

Series 2013-128, PO, 12/25/2043	214		197

Series 2019-65, Class PA, 2.50%, 5/25/2048	330		345

FNMA, REMIC Trust Series 2006-72, Class GO, PO, 8/25/2036	31		31

FNMA, REMIC Trust, Whole Loan

Series 2007-W7, Class 1A4, HB, IF, 38.13%, 7/25/2037 (e)	6		13

Series 2003-W4, Class 2A, 5.77%, 10/25/2042 (e)	13		15

Series 2003-W1, Class 1A1, 5.22%, 12/25/2042 (e)	71		78

FNMA, REMIC, Whole Loan Series 2007-106, Class A7, 6.20%, 10/25/2037 (e)	28		32

FNMA, STRIPS

Series 218, Class 2, IO, 7.50%, 4/25/2023	—	(f)	—	(f)

Series 300, Class 1, PO, 9/25/2024	14		13

Series 329, Class 1, PO, 1/25/2033	4		4

GNMA

Series 2010-14, Class AO, PO, 12/20/2032	3		3

Series 2003-24, PO, 3/16/2033	6		6

Series 2003-40, Class TJ, 6.50%, 3/20/2033	148		162

Series 2003-52, Class AP, PO, 6/16/2033	39		37

Series 2004-28, Class S, IF, 19.22%, 4/16/2034 (e)	11		17

Series 2004-73, Class AE, IF, 14.52%, 8/17/2034 (e)	5		5

Series 2004-71, Class SB, HB, IF, 28.69%, 9/20/2034 (e)	19		30

Series 2004-90, Class SI, IF, IO, 5.94%, 10/20/2034 (e)	112		19

Series 2005-68, Class DP, IF, 16.04%, 6/17/2035 (e)	21		28

Series 2005-68, Class KI, IF, IO, 6.14%, 9/20/2035 (e)	202		44

Series 2006-38, Class ZK, 6.50%, 8/20/2036	334		383

Series 2006-59, Class SD, IF, IO, 6.54%, 10/20/2036 (e)	22		4

Series 2007-17, Class JI, IF, IO, 6.65%, 4/16/2037 (e)	85		19

Series 2007-27, Class SA, IF, IO, 6.04%, 5/20/2037 (e)	103		16

Series 2007-45, Class QA, IF, IO, 6.48%, 7/20/2037 (e)	88		14

Series 2007-40, Class SB, IF, IO, 6.59%, 7/20/2037 (e)	143		29

Series 2007-50, Class AI, IF, IO, 6.62%, 8/20/2037 (e)	75		7

SEE NOTES TO FINANCIAL STATEMENTS.

52	JPMORGAN INSTITUTIONAL TRUST FUNDS	AUGUST 31, 2020

INVESTMENTS	PRINCIPAL AMOUNT ($000)		VALUE ($000)
Collateralized Mortgage Obligations — continued

Series 2007-53, Class ES, IF, IO, 6.39%, 9/20/2037 (e)	25		4

Series 2007-53, Class SW, IF, 19.73%, 9/20/2037 (e)	19		25

Series 2009-79, Class OK, PO, 11/16/2037	70		67

Series 2007-76, Class SA, IF, IO, 6.37%, 11/20/2037 (e)	47		7

Series 2007-72, Class US, IF, IO, 6.39%, 11/20/2037 (e)	46		6

Series 2009-106, Class ST, IF, IO, 5.84%, 2/20/2038 (e)	153		27

Series 2008-33, Class XS, IF, IO, 7.54%, 4/16/2038 (e)	32		6

Series 2008-40, Class SA, IF, IO, 6.24%, 5/16/2038 (e)	90		17

Series 2008-50, Class KB, 6.00%, 6/20/2038	115		135

Series 2008-55, Class SA, IF, IO, 6.04%, 6/20/2038 (e)	56		10

Series 2008-93, Class AS, IF, IO, 5.54%, 12/20/2038 (e)	62		9

Series 2009-6, Class SA, IF, IO, 5.94%, 2/16/2039 (e)	18		2

Series 2009-31, Class TS, IF, IO, 6.14%, 3/20/2039 (e)	60		5

Series 2009-14, Class NI, IO, 6.50%, 3/20/2039	28		6

Series 2009-22, Class SA, IF, IO, 6.11%, 4/20/2039 (e)	80		13

Series 2009-92, Class ZC, 5.00%, 10/20/2039	456		519

Series 2011-137, Class WA, 5.57%, 7/20/2040 (e)	197		233

Series 2010-105, Class B, 5.00%, 8/20/2040	595		683

Series 2010-130, Class CP, 7.00%, 10/16/2040	50		60

Series 2013-91, Class WA, 4.48%, 4/20/2043 (e)	373		414

Series 2012-H24, Class FA, 0.61%, 3/20/2060 (e)	5		5

Series 2013-H03, Class FA, 0.46%, 8/20/2060 (e)	—	(f)	—	(f)

Series 2012-H21, Class DF, 0.81%, 5/20/2061 (e)	3		3

Series 2012-H26, Class MA, 0.71%, 7/20/2062 (e)	5		5

Series 2012-H29, Class FA, 0.68%, 10/20/2062 (e)	383		384

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2014-H15, Class FA, 0.66%, 7/20/2064 (e)	595	595

Series 2014-H17, Class FC, 0.66%, 7/20/2064 (e)	516	517

Series 2015-H15, Class FJ, 0.60%, 6/20/2065 (e)	554	554

Series 2015-H18, Class FA, 0.61%, 6/20/2065 (e)	421	420

Series 2015-H20, Class FA, 0.63%, 8/20/2065 (e)	510	510

Series 2015-H26, Class FG, 0.68%, 10/20/2065 (e)	587	588

GSR Mortgage Loan Trust Series 2006-1F, Class 1A3, 5.50%, 2/25/2036	52	68

Impac Secured Assets CMN Owner Trust Series 2002-2, Class A, PO, 4/25/2033 ‡	1	—	(f)

JP Morgan Mortgage Trust

Series 2003-A1, Class 1A1, 3.15%, 10/25/2033 (e)	159	159

Series 2006-A2, Class 5A3, 3.84%, 11/25/2033 (e)	39	39

Series 2006-A2, Class 4A1, 3.09%, 8/25/2034 (e)	11	11

MASTR Adjustable Rate Mortgages Trust

Series 2004-13, Class 2A1, 4.10%, 4/21/2034 (e)	34	34

Series 2004-3, Class 4A2, 2.90%, 4/25/2034 (e)	9	8

MASTR Alternative Loan Trust

Series 2004-10, Class 1A1, 4.50%, 9/25/2019	1	1

Series 2005-6, Class 3A1, 5.50%, 11/25/2020	11	11

Series 2004-4, Class 10A1, 5.00%, 5/25/2024	93	94

Series 2003-9, Class 8A1, 6.00%, 1/25/2034	77	81

Series 2004-7, Class 30, PO, 8/25/2034 ‡	8	6

MASTR Resecuritization Trust Series 2005-PO, Class 3, PO, 5/28/2035 ‡ (a)	7	6

Merrill Lynch Mortgage Investors Trust

Series 2003-E, Class A1, 0.79%, 10/25/2028 (e)	78	76

Series 2004-A, Class A1, 0.63%, 4/25/2029 (e)	26	25

NACC Reperforming Loan REMIC Trust Series 2004-R2, Class A1, 6.50%, 10/25/2034 (a) (e)	32	32

NCUA Guaranteed Notes Trust Series 2010-R3, Class 3A, 2.40%, 12/8/2020	1	1

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2020	JPMORGAN INSTITUTIONAL TRUST FUNDS	53

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2020 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)		VALUE ($000)
Collateralized Mortgage Obligations — continued

Nomura Asset Acceptance Corp. Alternative Loan Trust

Series 2003-A1, Class A5, 7.00%, 4/25/2033	7		7

Series 2003-A1, Class A1, 5.50%, 5/25/2033	7		7

Series 2003-A1, Class A2, 6.00%, 5/25/2033	12		13

RALI Trust

Series 2002-QS16, Class A3, IF, 16.26%, 10/25/2017 (e)	—	(f)	—	(f)

Series 2003-QS9, Class A3, IF, IO, 7.37%, 5/25/2018 ‡ (e)	1		—	(f)

Series 2004-QS3, Class CB, 5.00%, 3/25/2019	—	(f)	—	(f)

Reperforming Loan REMIC Trust Series 2005-R1, Class 2A, PO, 3/25/2035 ‡ (a)	42		32

Seasoned Credit Risk Transfer Trust

Series 2019-1, Class MT, 3.50%, 7/25/2058 ‡	514		579

Series 2019-3, Class M55D, 4.00%, 10/25/2058 ‡	95		105

Series 2019-4, Class M55D, 4.00%, 2/25/2059	330		367

Seasoned Loans Structured Transaction Series 2018-2, Class A1, 3.50%, 11/25/2028	392		427

Vendee Mortgage Trust

Series 1993-1, Class ZB, 7.25%, 2/15/2023	70		74

Series 1994-1, Class 1, 5.27%, 2/15/2024 (e)	49		52

Series 1996-1, Class 1Z, 6.75%, 2/15/2026	106		120

Series 1996-2, Class 1Z, 6.75%, 6/15/2026	34		39

Series 1997-1, Class 2Z, 7.50%, 2/15/2027	152		173

Series 1998-1, Class 2E, 7.00%, 3/15/2028	38		43

WaMu Mortgage Pass-Through Certificates Trust

Series 2003-AR5, Class A7, 3.75%, 6/25/2033 (e)	32		31

Series 2004-AR3, Class A2, 3.66%, 6/25/2034 (e)	18		18

Washington Mutual Mortgage Pass-Through Certificates WMALT Trust Series 2005-4, Class CB7, 5.50%, 6/25/2035	100		95

Washington Mutual MSC Mortgage Pass-Through Certificates Trust Series 2003-MS7, Class P, PO, 3/25/2033 ‡	—	(f)	—	(f)

Total Collateralized Mortgage Obligations (Cost $18,953)			20,383

Mortgage-Backed Securities — 13.7%

FHLMC

Pool # 785618, ARM, 2.50%, 7/1/2026 (e)	7		7

Pool # 611141, ARM, 3.77%, 1/1/2027 (e)	7		7

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Pool # 1B2656, ARM, 3.66%, 12/1/2034 (e)	36	36

Pool # 1G2557, ARM, 3.51%, 6/1/2036 (e)	59	62

Pool # 1A1085, ARM, 2.95%, 8/1/2036 (e)	63	66

Pool # 1Q0105, ARM, 3.07%, 9/1/2036 (e)	21	22

Pool # 1B7242, ARM, 3.34%, 9/1/2036 (e)	49	52

Pool # 1Q0737, ARM, 3.66%, 11/1/2036 (e)	24	24

Pool # 1N1511, ARM, 3.04%, 1/1/2037 (e)	34	35

Pool # 1J1543, ARM, 4.36%, 2/1/2037 (e)	12	12

Pool # 1Q0739, ARM, 2.97%, 3/1/2037 (e)	29	30

Pool # 1Q0722, ARM, 3.95%, 4/1/2038 (e)	24	26

FHLMC Gold Pools, 15 Year Pool # G12825, 6.50%, 3/1/2022	2	2

FHLMC Gold Pools, 20 Year Pool # C90985, 6.50%, 8/1/2026	6	7

FHLMC Gold Pools, 30 Year

Pool # G00245, 8.00%, 8/1/2024	1	1

Pool # C00376, 8.00%, 11/1/2024	1	1

Pool # C00414, 7.50%, 8/1/2025	2	2

Pool # C00452, 7.00%, 4/1/2026	2	2

Pool # G00981, 8.50%, 7/1/2028	5	5

Pool # A17537, 6.00%, 1/1/2034	24	29

Pool # G02682, 7.00%, 2/1/2037	19	22

Pool # Q58054, 4.50%, 11/1/2046	279	313

FHLMC Gold Pools, Other

Pool # G20027, 10.00%, 10/1/2030	5	5

Pool # U80336, 3.50%, 5/1/2033	364	391

Pool # U90690, 3.50%, 6/1/2042	198	215

Pool # U90975, 4.00%, 6/1/2042	168	184

Pool # U91427, 3.50%, 5/1/2043	498	538

FNMA

Pool # 54844, ARM, 2.52%, 9/1/2027 (e)	2	2

Pool # 303532, ARM, 4.00%, 3/1/2029 (e)	2	2

Pool # 745446, ARM, 3.81%, 4/1/2033 (e)	29	31

Pool # 746299, ARM, 2.95%, 9/1/2033 (e)	43	45

Pool # 743546, ARM, 3.49%, 11/1/2033 (e)	38	39

Pool # 735332, ARM, 3.51%, 8/1/2034 (e)	45	46

Pool # 790964, ARM, 2.27%, 9/1/2034 (e)	15	15

Pool # 896463, ARM, 3.13%, 10/1/2034 (e)	45	47

Pool # 810896, ARM, 2.57%, 1/1/2035 (e)	33	34

Pool # 816361, ARM, 3.50%, 1/1/2035 (e)	94	94

Pool # 816594, ARM, 2.00%, 2/1/2035 (e)	20	21

Pool # 816597, ARM, 3.54%, 2/1/2035 (e)	12	12

Pool # 745862, ARM, 3.07%, 4/1/2035 (e)	28	29

Pool # 843026, ARM, 2.41%, 9/1/2035 (e)	43	45

Pool # 832801, ARM, 2.91%, 9/1/2035 (e)	48	49

SEE NOTES TO FINANCIAL STATEMENTS.

54	JPMORGAN INSTITUTIONAL TRUST FUNDS	AUGUST 31, 2020

INVESTMENTS	PRINCIPAL AMOUNT ($000)		VALUE ($000)
Mortgage-Backed Securities — continued

Pool # 920340, ARM, 4.00%, 2/1/2036 (e)	39		39

Pool # 886558, ARM, 2.49%, 8/1/2036 (e)	12		13

Pool # 893424, ARM, 2.57%, 9/1/2036 (e)	33		35

Pool # 913984, ARM, 1.96%, 2/1/2037 (e)	15		15

Pool # 915645, ARM, 2.94%, 2/1/2037 (e)	40		42

Pool # 887094, ARM, 2.93%, 7/1/2046 (e)	49		52

FNMA UMBS, 15 Year

Pool # 745406, 6.00%, 3/1/2021	1		1

Pool # 995381, 6.00%, 1/1/2024	13		14

FNMA UMBS, 20 Year Pool # 254305, 6.50%, 5/1/2022	8		8

FNMA UMBS, 30 Year

Pool # 70825, 8.00%, 3/1/2021	—	(f)	—	(f)

Pool # 189190, 7.50%, 11/1/2022	1		1

Pool # 250066, 8.00%, 5/1/2024	—	(f)	—	(f)

Pool # 250103, 8.50%, 7/1/2024	2		2

Pool # 303031, 7.50%, 10/1/2024	1		1

Pool # 308499, 8.50%, 5/1/2025	—	(f)	—	(f)

Pool # 695533, 8.00%, 6/1/2027	6		7

Pool # 313687, 7.00%, 9/1/2027	1		1

Pool # 755973, 8.00%, 11/1/2028	9		11

Pool # 598559, 6.50%, 8/1/2031	12		15

Pool # 995409, 8.00%, 11/1/2032	108		130

Pool # 675555, 6.00%, 12/1/2032	23		26

Pool # 674349, 6.00%, 3/1/2033	9		10

Pool # 702901, 6.00%, 5/1/2033	36		43

Pool # 721535, 5.00%, 7/1/2033	61		70

Pool # 723852, 5.00%, 7/1/2033	21		24

Pool # 729296, 5.00%, 7/1/2033	42		47

Pool # 713700, 4.50%, 8/1/2033	25		27

Pool # 737825, 6.00%, 9/1/2033	8		10

Pool # 725027, 5.00%, 11/1/2033	38		44

Pool # 725017, 5.50%, 12/1/2033	39		45

Pool # AA0922, 6.00%, 9/1/2036	51		60

Pool # 986648, 6.00%, 9/1/2037	25		29

Pool # AD9151, 5.00%, 8/1/2040	147		169

Pool # BM3375, 4.00%, 1/1/2048	290		322

Pool # BK8753, 4.50%, 6/1/2049	420		461

Pool # BP6363, 3.00%, 4/1/2050	498		526

FNMA, 30 Year

Pool # 252409, 6.50%, 3/1/2029	9		10

Pool # 752786, 6.00%, 9/1/2033	10		11

FNMA, Other

Pool # AL0569, 4.26%, 6/1/2021 (e)	209		211

Pool # AM8317, 2.96%, 3/1/2025	182		198

INVESTMENTS	PRINCIPAL AMOUNT ($000)		VALUE ($000)

Pool # AN2309, 2.21%, 7/1/2026	462		493

Pool # AM6381, 3.29%, 8/1/2026	1,000		1,121

Pool # AM7485, 3.24%, 12/1/2026	1,000		1,131

Pool # AM7515, 3.34%, 2/1/2027	500		564

Pool # BL1211, 4.01%, 2/1/2027	197		226

Pool # AM8529, 3.03%, 4/1/2027	995		1,119

Pool # AM8432, 2.79%, 5/1/2027	996		1,106

Pool # BL1040, 3.81%, 12/1/2028	150		177

Pool # BL0907, 3.88%, 12/1/2028	300		354

Pool # AM6892, 3.76%, 9/1/2029	228		265

Pool # BM4162, 3.20%, 10/1/2029 (e)	296		340

Pool # BL4333, 2.52%, 11/1/2029	400		435

Pool # 109707, 3.80%, 9/1/2033	119		137

Pool # 888408, 6.00%, 3/1/2037	29		34

Pool # 257172, 5.50%, 4/1/2038	8		9

Pool # MA1125, 4.00%, 7/1/2042	300		328

FNMA/FHLMC UMBS, Single Family, 30 Year

TBA, 2.50%, 9/25/2050 (h)	150		158

TBA, 2.00%, 10/25/2050 (h)	1,700		1,749

TBA, 2.50%, 10/25/2050 (h)	1,600		1,681

GNMA I, 30 Year

Pool # 313110, 7.50%, 11/15/2022	—	(f)	—	(f)

Pool # 352108, 7.00%, 8/15/2023	—	(f)	—	(f)

Pool # 363030, 7.00%, 9/15/2023	12		13

Pool # 352022, 7.00%, 11/15/2023	1		1

Pool # 366706, 6.50%, 1/15/2024	5		6

Pool # 371281, 7.00%, 2/15/2024	2		2

Pool # 782507, 9.50%, 10/15/2024	1		1

Pool # 780029, 9.00%, 11/15/2024	—	(f)	—	(f)

Pool # 780965, 9.50%, 12/15/2025	1		1

Pool # 442119, 7.50%, 11/15/2026	1		1

Pool # 411829, 7.50%, 7/15/2027	2		2

Pool # 468149, 8.00%, 8/15/2028	1		1

Pool # 468236, 6.50%, 9/15/2028	33		37

Pool # 486537, 7.50%, 9/15/2028	2		3

Pool # 466406, 6.00%, 11/15/2028	21		23

Pool # 607645, 6.50%, 2/15/2033	9		10

Pool # 781614, 7.00%, 6/15/2033	16		19

Pool # 782615, 7.00%, 6/15/2035	43		51

Pool # 782025, 6.50%, 12/15/2035	54		65

Pool # 681638, 6.00%, 12/15/2038	67		74

GNMA II, 30 Year

Pool # 1974, 8.50%, 3/20/2025	—	(f)	—	(f)

Pool # 1989, 8.50%, 4/20/2025	2		3

Pool # 2006, 8.50%, 5/20/2025	2		2

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2020	JPMORGAN INSTITUTIONAL TRUST FUNDS	55

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2020 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)		VALUE ($000)
Mortgage-Backed Securities — continued

Pool # 2141, 8.00%, 12/20/2025	1		1

Pool # 2234, 8.00%, 6/20/2026	1		1

Pool # 2270, 8.00%, 8/20/2026	1		1

Pool # 2285, 8.00%, 9/20/2026	1		1

Pool # 2324, 8.00%, 11/20/2026	1		1

Pool # 2499, 8.00%, 10/20/2027	2		2

Pool # 2512, 8.00%, 11/20/2027	2		2

Pool # 2525, 8.00%, 12/20/2027	1		1

Pool # 2549, 7.50%, 2/20/2028	1		1

Pool # 2562, 6.00%, 3/20/2028	11		13

Pool # 2606, 8.00%, 6/20/2028	1		1

Pool # 2633, 8.00%, 8/20/2028	—	(f)	—	(f)

Pool # 2646, 7.50%, 9/20/2028	3		3

Pool # 4245, 6.00%, 9/20/2038	64		74

Pool # BA7567, 4.50%, 5/20/2048	263		284

Pool # BI0416, 4.50%, 11/20/2048	325		356

Pool # BM9692, 4.50%, 7/20/2049	189		205

Pool # BQ3224, 4.50%, 9/20/2049	489		544

GNMA II, Other Pool # AD0860, 3.50%, 11/20/2033 376			400

Total Mortgage-Backed Securities (Cost $17,812)			18,970

Asset-Backed Securities — 7.4%

ACC Trust

Series 2019-2, Class A, 2.82%, 2/21/2023 (a)	84		85

Ally Auto Receivables Trust

Series 2018-2, Class A3, 2.92%, 11/15/2022	133		134

Series 2019-1, Class A3, 2.91%, 9/15/2023	69		71

American Airlines Pass-Through Trust

Series 2016-3, Class AA, 3.00%, 10/15/2028	69		65

American Credit Acceptance Receivables Trust

Series 2019-4, Class B, 2.43%, 10/12/2023 (a)	135		137

Series 2020-3, Class A, 0.62%, 10/13/2023 (a)	90		90

American Express Credit Account Master Trust

Series 2019-1, Class A, 2.87%, 10/15/2024	135		140

AmeriCredit Automobile Receivables Trust

Series 2018-1, Class A3, 3.07%, 12/19/2022	54		54

Series 2018-2, Class A3, 3.15%, 3/20/2023	110		111

Series 2019-1, Class A3, 2.97%, 11/20/2023	61		62

Series 2019-2, Class A3, 2.28%, 1/18/2024	250		255

Series 2020-1, Class A3, 1.11%, 8/19/2024	70		71

Series 2020-2, Class A3, 0.66%, 12/18/2024	21		21

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Avis Budget Rental Car Funding AESOP LLC Series 2020-1A, Class A, 2.33%, 8/20/2026 (a)	100	102

B2R Mortgage Trust Series 2015-2, Class A, 3.34%, 11/15/2048 (a)	12	12

BA Credit Card Trust Series 2019-A1, Class A1, 1.74%, 1/15/2025	230	236

British Airways Pass-Through Trust (United Kingdom) Series 2018-1, Class AA, 3.80%, 9/20/2031 (a)	60	57

CarMax Auto Owner Trust

Series 2018-2, Class A3, 2.98%, 1/17/2023	102	103

Series 2018-3, Class A3, 3.13%, 6/15/2023	204	208

Series 2019-1, Class A3, 3.05%, 3/15/2024	220	226

Series 2020-1, Class A3, 1.89%, 12/16/2024	87	90

Series 2020-3, Class A3, 0.62%, 3/17/2025	85	85

Carvana Auto Receivables Trust Series 2019-2A, Class A3, 2.58%, 3/15/2023 (a)	330	333

CoreVest American Finance Trust Series 2019-3, Class A, 2.71%, 10/15/2052 (a)	99	104

CPS Auto Receivables Trust

Series 2015-B, Class C, 4.20%, 5/17/2021 (a)	63	63

Series 2015-C, Class D, 4.63%, 8/16/2021 (a)	74	75

Series 2019-D, Class A, 2.17%, 12/15/2022 (a)	46	46

Series 2020-A, Class A, 2.09%, 5/15/2023 (a)	65	66

Credit Acceptance Auto Loan Trust

Series 2018-2A, Class A, 3.47%, 5/17/2027 (a)	170	172

Series 2019-3A, Class A, 2.38%, 11/15/2028 (a)	250	257

Series 2020-1A, Class A, 2.01%, 2/15/2029 (a)	250	256

Drive Auto Receivables Trust

Series 2019-4, Class A3, 2.16%, 5/15/2023	50	50

Series 2020-1, Class A3, 2.02%, 11/15/2023	42	43

Series 2018-2, Class C, 3.63%, 8/15/2024	28	28

Series 2020-2, Class B, 1.42%, 3/17/2025	20	20

DT Auto Owner Trust Series 2019-1A, Class A, 3.08%, 9/15/2022 (a)	5	5

Exeter Automobile Receivables Trust

Series 2019-4A, Class A, 2.18%, 1/17/2023 (a)	80	81

Series 2020-1A, Class A, 2.05%, 6/15/2023 (a)	50	50

SEE NOTES TO FINANCIAL STATEMENTS.

56	JPMORGAN INSTITUTIONAL TRUST FUNDS	AUGUST 31, 2020

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued

Federal Express Corp. Pass-Through Trust Series 1998, 6.72%, 1/15/2022	113	117

First Investors Auto Owner Trust

Series 2018-1A, Class A2, 3.22%, 1/17/2023 (a)	10	10

Series 2019-1A, Class A, 2.89%, 3/15/2024 (a)	39	39

Flagship Credit Auto Trust

Series 2015-3, Class C, 4.65%, 3/15/2022 (a)	38	38

Series 2016-1, Class C, 6.22%, 6/15/2022 (a)	252	255

Series 2018-2, Class A, 2.97%, 10/17/2022 (a)	24	24

Series 2018-3, Class A, 3.07%, 2/15/2023 (a)	21	21

Series 2019-4, Class C, 2.77%, 12/15/2025 (a)	105	109

Ford Credit Auto Lease Trust

Series 2018-B, Class A4, 3.30%, 2/15/2022	88	89

Series 2019-A, Class A3, 2.90%, 5/15/2022	115	116

Series 2020-A, Class A3, 1.85%, 3/15/2023	55	56

Series 2020-B, Class A4, 0.69%, 10/15/2023	47	47

FREED ABS Trust Series 2020-FP1, Class A, 2.52%, 3/18/2027 (a)	67	67

GE Capital Mortgage Services, Inc. Trust Series 1999-HE1, Class M, 6.71%, 4/25/2029 ‡ (e)	16	14

GM Financial Automobile Leasing Trust

Series 2018-3, Class A3, 3.18%, 6/21/2021	29	29

Series 2019-1, Class A3, 2.98%, 12/20/2021	86	86

GM Financial Consumer Automobile Receivables Trust Series 2018-2, Class A3, 2.81%, 12/16/2022	92	94

Gold Key Resorts LLC Series 2014-A, Class A, 3.22%, 3/17/2031 (a)	21	21

Honda Auto Receivables Owner Trust

Series 2017-3, Class A3, 1.79%, 9/20/2021	9	9

Series 2018-2, Class A3, 3.01%, 5/18/2022	78	79

Series 2019-4, Class A3, 1.83%, 1/18/2024	180	184

Hyundai Auto Lease Securitization Trust

Series 2018-B, Class A4, 3.20%, 6/15/2022 (a)	127	128

Series 2019-A, Class A3, 2.98%, 7/15/2022 (a)	340	344

Hyundai Auto Receivables Trust

Series 2017-B, Class A3, 1.77%, 1/18/2022	32	32

Series 2018-A, Class A3, 2.79%, 7/15/2022	49	50

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Kabbage Funding LLC Series 2019-1, Class A, 3.83%, 3/15/2024 (a)	30	30

LV Tower 52 Issuer Series 2013-1, Class A, 5.75%, 7/15/2019 ‡ (a)	731	736

Mercedes-Benz Auto Lease Trust

Series 2019-A, Class A3, 3.10%, 11/15/2021	32	33

Series 2019-B, Class A3, 2.00%, 10/17/2022	50	51

Series 2020-A, Class A3, 1.84%, 12/15/2022	68	68

OneMain Direct Auto Receivables Trust Series 2018-1A, Class A, 3.43%, 12/16/2024 (a)	151	153

Oportun Funding VIII LLC Series 2018-A, Class A, 3.61%, 3/8/2024 (a)	491	496

Santander Drive Auto Receivables Trust

Series 2019-1, Class A3, 3.00%, 12/15/2022	3	3

Series 2019-2, Class A3, 2.59%, 5/15/2023	95	96

Series 2020-2, Class A3, 0.67%, 4/15/2024	33	33

Santander Retail Auto Lease Trust Series 2019-A, Class A3, 2.77%, 6/20/2022 (a)	225	230

Securitized Asset-Backed Receivables LLC Trust Series 2006-CB1, Class AF2, 3.20%, 1/25/2036 ‡ (g)	27	26

Spirit Airlines Pass-Through Trust Series 2017-1, Class AA, 3.38%, 2/15/2030	40	37

Synchrony Card Issuance Trust Series 2018-A1, Class A, 3.38%, 9/15/2024	260	268

Tesla Auto Lease Trust

Series 2019-A, Class A3, 2.16%, 10/20/2022 (a)	168	172

Toyota Auto Receivables Owner Trust

Series 2020-A, Class A2, 1.67%, 11/15/2022	220	222

Series 2020-A, Class A3, 1.66%, 5/15/2024	180	184

Series 2020-C, Class A4, 0.57%, 10/15/2025	56	56

United Airlines Pass-Through Trust

Series 2016-2, Class AA, 2.88%, 10/7/2028	104	97

US Auto Funding LLC

Series 2019-1A, Class B, 3.99%, 12/15/2022 (a)	100	101

Vericrest Opportunity Loan Trust

Series 2020-NPL2, Class A1A, 2.98%, 2/25/2050 (a) (g)	82	81

Series 2020-NPL6, Class A1A, 3.97%, 4/25/2050 (a) (g)	128	128

Verizon Owner Trust

Series 2018-A, Class A1A, 3.23%, 4/20/2023	100	102

VOLT LXXXVII LLC

Series 2020-NPL3, Class A1A, 2.98%, 2/25/2050 (a) (g)	125	124

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2020	JPMORGAN INSTITUTIONAL TRUST FUNDS	57

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2020 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued

Westlake Automobile Receivables Trust

Series 2020-2A, Class A2A, 0.93%, 2/15/2024 (a)	120	121

World Financial Network Credit Card Master Trust Series 2018-B, Class A, 3.46%, 7/15/2025	156	160

World Omni Auto Receivables Trust

Series 2020-A, Class A3, 1.70%, 1/17/2023	130	133

Series 2017-B, Class A3, 1.95%, 2/15/2023	48	49

World Omni Automobile Lease Securitization Trust

Series 2018-B, Class A3, 3.19%, 12/15/2021	93	94

Series 2019-A, Class A3, 2.94%, 5/16/2022	125	127

Total Asset-Backed Securities (Cost $10,205)		10,333

Commercial Mortgage-Backed Securities — 5.6%

20 Times Square Trust Series 2018-20TS, Class A, 3.20%, 5/15/2035 (a)(e)	145	144

CD Commercial Mortgage Trust Series 2007-CD4, Class XC, IO, 1.38%, 12/11/2049 ‡ (a) (e)	10	—	(f)

Commercial Mortgage Trust

Series 2015-CR25, Class A4, 3.76%, 8/10/2048	281	313

FHLMC, Multi-Family Structured Pass-Through Certificates

Series KF12, Class A, 0.85%, 9/25/2022 (e)	18	18

Series KSMC, Class A2, 2.62%, 1/25/2023	500	524

Series KL3L, Class ALNZ, 3.46%, 4/25/2025 (e)	500	559

Series KLU2, Class A7, 2.23%, 9/25/2025 (e)	350	372

Series K737, Class AM, 2.10%, 10/25/2026	305	327

Series K069, Class A2, 3.19%, 9/25/2027 (e)	500	574

Series K081, Class A1, 3.88%, 2/25/2028	114	130

Series K083, Class A2, 4.05%, 9/25/2028 (e)	297	364

Series K088, Class A2, 3.69%, 1/25/2029	480	575

FNMA ACES

Series 2015-M17, Class FA, 1.12%, 11/25/2022 (e)	147	147

Series 2014-M2, Class A2, 3.51%, 12/25/2023 (e)	499	539

Series 2014-M13, Class A2, 3.02%, 8/25/2024 (e)	604	651

Series 2015-M7, Class A2, 2.59%, 12/25/2024	709	757

Series 2018-M2, Class A2, 3.00%, 1/25/2028 (e)	500	554

Series 2018-M13, Class A1, 3.82%, 3/25/2030 (e)	222	260

MRCD Mark Mortgage Trust Series 2019-PARK, Class A, 2.72%, 12/15/2036 (a)	200	206

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

UBS-BAMLL Trust Series 2012-WRM, Class A, 3.66%, 6/10/2030 (a)	116	117

UBS-Barclays Commercial Mortgage Trust

Series 2012-C2, Class A4, 3.53%, 5/10/2063	104	107

VNDO Mortgage Trust Series 2013-PENN, Class A, 3.81%, 12/13/2029 (a)	500	500

Total Commercial Mortgage-Backed Securities (Cost $7,106)		7,738

Foreign Government Securities — 0.2%

United Mexican States (Mexico) 3.63%, 3/15/2022(Cost $247)	244	256

U.S. Government Agency Securities — 0.1%

Resolution Funding Corp. STRIPS

DN, 3.11%, 1/15/2026 (d)	60	58

DN, 2.90%, 10/15/2027 (d)	80	75

Total U.S. Government Agency Securities (Cost $118)		133

	Shares (000)
Short-Term Investments — 4.7%

Investment Companies — 4.7%

JPMorgan Prime Money Market Fund Class Institutional Shares, 0.17% (i) (j) (Cost $6,581)	6,577	6,583

Total Investments — 102.4% (Cost $133,328)		142,302
Liabilities in Excess of Other Assets — (2.4)%		(3,353)

NET ASSETS — 100.0%		138,949

Percentages indicated are based on net assets.

Abbreviations

ABS	Asset-backed securities
ACES	Alternative Credit Enhancement Securities
ARM	Adjustable Rate Mortgage. The interest rate shown is the rate in effect as of August 31, 2020.
DN	Discount Notes
ESOP	Employee Stock Ownership Program
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
HB	High Coupon Bonds (a.k.a. “IOettes”) represent the right to receive interest payments on an underlying pool of mortgages with similar features as those associated with IO securities. Unlike IO’s the owner also has a right to receive a very small portion of principal. The high interest rates result from taking interest payments from other classes in the Real Estate Mortgage Investment Conduit trust and allocating them to the small principal of the HB class.

SEE NOTES TO FINANCIAL STATEMENTS.

58	JPMORGAN INSTITUTIONAL TRUST FUNDS	AUGUST 31, 2020

ICE	Intercontinental Exchange
IF	Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index or have an interest rate that adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the rate in effect as of August 31, 2020. The rate may be subject to a cap and floor.
IO	Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.
LIBOR	London Interbank Offered Rate
PO	Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.
REMIC	Real Estate Mortgage Investment Conduit
SOFR	Secured Overnight Financing Rate
STRIPS	Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.

TBA	To Be Announced; Security is subject to delayed delivery
UMBS	Uniform Mortgage-Backed Securities
USD	United States Dollar

(a)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(b)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of August 31, 2020.
(c)	Amount rounds to less than 0.1% of net assets.
(d)	The rate shown is the effective yield as of August 31, 2020.
(e)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of August 31, 2020.
(f)	Amount rounds to less than one thousand.
(g)	Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of August 31, 2020.
(h)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(i)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(j)	The rate shown is the current yield as of August 31, 2020.
‡	Value determined using significant unobservable inputs.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2020	JPMORGAN INSTITUTIONAL TRUST FUNDS	59

STATEMENTS OF ASSETS AND LIABILITIES

AS OF AUGUST 31, 2020 (Unaudited)

(Amounts in thousands, except per share amounts)

	JPMorgan Core Bond Trust	JPMorgan Intermediate Bond Trust
ASSETS:
Investments in non-affiliates, at value	$1,939,930	$135,719
Investments in affiliates, at value	52,622	6,583
Cash	63	—	(a)
Receivables:
Investment securities sold	351	12
Investment securities sold—delayed delivery securities	28,744	3,437
Fund shares sold	5,900	—
Interest from non-affiliates	8,736	512
Dividends from affiliates	8	1

Total Assets	2,036,354	146,264

LIABILITIES:
Payables:
Investment securities purchased	9,892	233
Investment securities purchased — delayed delivery securities	65,179	7,003
Accrued liabilities:
Investment advisory fees	163	4
Custodian and accounting fees	67	34
Trustees’ and Chief Compliance Officer’s fees	1	—	(a)
Other	56	41

Total Liabilities	75,358	7,315

Net Assets	$1,960,996	$138,949

NET ASSETS:
Paid-in-Capital	$1,777,436	$130,880
Total distributable earnings (loss)	183,560	8,069

Total Net Assets	$1,960,996	$138,949

Outstanding units of beneficial interest (shares)
($0.0001 par value; unlimited number of shares authorized):	179,261	13,477
Net asset value, offering and redemption price per share (b)	$10.94	$10.31

Cost of investments in non-affiliates	$1,797,806	$126,747
Cost of investments in affiliates	52,605	6,581

(a)	Amount rounds to less than one thousand.
(b)	Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.

SEE NOTES TO FINANCIAL STATEMENTS.

60	JPMORGAN INSTITUTIONAL TRUST FUNDS	AUGUST 31, 2020

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED AUGUST 31, 2020 (Unaudited)

(Amounts in thousands)

	JPMorgan Core Bond Trust	JPMorgan Intermediate Bond Trust
INVESTMENT INCOME:
Interest income from non-affiliates	$31,872	$1,992
Interest income from affiliates	— (a)	—	(a)
Dividend income from affiliates	108	8
Income from securities lending (net) (See Note 2.D.)	— (a)	—	(a)

Total investment income	31,980	2,000

EXPENSES:
Investment advisory fees	2,800	196
Administration fees	1,000	70
Custodian and accounting fees	96	43
Interest expense to affiliates	1	—
Professional fees	55	34
Trustees’ and Chief Compliance Officer’s fees	17	13
Printing and mailing costs	10	2
Transfer agency fees	7	1
Other	101	7

Total expenses	4,087	366

Less fees waived	(2,624)	(263)
Less expense reimbursements	—	(1)

Net expenses	1,463	102

Net investment income (loss)	30,517	1,898

REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	32,821	65
Investments in affiliates	20	—	(a)

Net realized gain (loss)	32,841	65

Change in net unrealized appreciation/depreciation on:
Investments in non-affiliates	(10,495)	1,747
Investments in affiliates	5	1

Change in net unrealized appreciation/depreciation	(10,490)	1,748

Net realized/unrealized gains (losses)	22,351	1,813

Change in net assets resulting from operations	$52,868	$3,711

(a)	Amount rounds to less than one thousand.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2020	JPMORGAN INSTITUTIONAL TRUST FUNDS	61

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED

(Amounts in thousands)

	JPMorgan Core Bond Trust		JPMorgan Intermediate Bond Trust
	Six Months Ended August 31, 2020 (Unaudited)	Year Ended February 29, 2020	Six Months Ended August 31, 2020 (Unaudited)	Year Ended February 29, 2020
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$30,517	$64,634	$1,898	$4,250
Net realized gain (loss)	32,841	22,238	65	482
Change in net unrealized appreciation/depreciation	(10,490)	140,634	1,748	6,944

Change in net assets resulting from operations	52,868	227,506	3,711	11,676

DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions to shareholders	(31,072)	(72,316)	(1,922)	(4,272)

CAPITAL TRANSACTIONS:
Proceeds from shares issued	296,966	284,071	1,700	6,805
Distributions reinvested	28,558	67,887	1,499	3,357
Cost of shares redeemed	(446,038)	(323,722)	(6,041)	(20,737)

Change in net assets resulting from capital transactions	(120,514)	28,236	(2,842)	(10,575)

NET ASSETS:
Change in net assets	(98,718)	183,426	(1,053)	(3,171)
Beginning of period	2,059,714	1,876,288	140,002	143,173

End of period	$1,960,996	$2,059,714	$138,949	$140,002

SHARE TRANSACTIONS:
Issued	27,506	27,289	164	688
Reinvested	2,646	6,512	147	338
Redeemed	(41,611)	(31,187)	(589)	(2,110)

Change in Shares	(11,459)	2,614	(278)	(1,084)

SEE NOTES TO FINANCIAL STATEMENTS.

62	JPMORGAN INSTITUTIONAL TRUST FUNDS	AUGUST 31, 2020

THIS PAGE IS INTENTIONALLY LEFT BLANK

AUGUST 31, 2020	JPMORGAN INSTITUTIONAL TRUST FUNDS	63

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss) (b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Core Bond Trust
Six Months Ended August 31, 2020 (Unaudited)	$10.80	$0.17	$0.14	$0.31	$(0.17)	$—	$(0.17)
Year Ended February 29, 2020	9.97	0.34	0.87	1.21	(0.34)	(0.04)	(0.38)
Year Ended February 28, 2019	10.03	0.34	(0.03)	0.31	(0.34)	(0.03)	(0.37)
Year Ended February 28, 2018	10.33	0.35	(0.18)	0.17	(0.35)	(0.12)	(0.47)
Year Ended February 28, 2017	10.58	0.33	(0.14)	0.19	(0.34)	(0.10)	(0.44)
Year Ended February 29, 2016	10.69	0.32	(0.07)	0.25	(0.33)	(0.03)	(0.36)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.

SEE NOTES TO FINANCIAL STATEMENTS.

64	JPMORGAN INSTITUTIONAL TRUST FUNDS	AUGUST 31, 2020

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (c)(d)	Net assets, end of period (000’s)	Net expenses (e)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (c)

$10.94	2.89%	$1,960,996	0.15%	3.04%	0.41%	26%
10.80	12.32	2,059,714	0.14	3.25	0.41	32
9.97	3.16	1,876,288	0.15	3.42	0.42	17
10.03	1.59	2,218,802	0.15	3.36	0.43	18
10.33	1.78	3,159,232	0.15	3.15	0.42	16
10.58	2.35	4,210,606	0.14	3.03	0.42	22

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2020	JPMORGAN INSTITUTIONAL TRUST FUNDS	65

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss) (b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Intermediate Bond Trust
Six Months Ended August 31, 2020 (Unaudited)	$10.18	$0.14	$0.13	$0.27	$(0.14)	$—	$(0.14)
Year Ended February 29, 2020	9.65	0.31	0.53	0.84	(0.31)	—	(0.31)
Year Ended February 28, 2019	9.63	0.31	0.02	0.33	(0.31)	—	(0.31)
Year Ended February 28, 2018	9.87	0.30	(0.20)	0.10	(0.30)	(0.04)	(0.34)
Year Ended February 28, 2017	10.37	0.29	(0.15)	0.14	(0.30)	(0.34)	(0.64)
Year Ended February 29, 2016	10.40	0.26	(0.01)	0.25	(0.27)	(0.01)	(0.28)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.

SEE NOTES TO FINANCIAL STATEMENTS.

66	JPMORGAN INSTITUTIONAL TRUST FUNDS	AUGUST 31, 2020

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (c)(d)	Net assets, end of period (000’s)	Net expenses (e)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (c)

$10.31	2.68%	$138,949	0.15%	2.70%	0.52%	13%
10.18	8.79	140,002	0.15	3.08	0.54	23
9.65	3.47	143,173	0.15	3.18	0.53	32
9.63	1.00	162,046	0.15	3.00	0.53	56
9.87	1.33	181,349	0.15	2.85	0.48	32
10.37	2.47	453,013	0.14	2.53	0.46	27

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2020	JPMORGAN INSTITUTIONAL TRUST FUNDS	67

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2020 (Unaudited)

1. Organization

JPMorgan Institutional Trust (the “Trust”) was organized on September 14, 2004 as a Delaware statutory trust, pursuant to a Declaration of Trust dated September 14, 2004 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The following are two separate diversified series of the Trust (each, a “Fund” and collectively, the “Funds”) covered by this report: JPMorgan Core Bond Trust and JPMorgan Intermediate Bond Trust.

The investment objective of JPMorgan Core Bond Trust (“Core Bond Trust”) is to seek to maximize total return by investing primarily in a diversified portfolio of intermediate- and long-term debt securities.

The investment objective of JPMorgan Intermediate Bond Trust (“Intermediate Bond Trust”) is to seek current income consistent with the preservation of capital by investing in high- and medium-grade fixed income securities with intermediate maturities.

J.P. Morgan Investment Management Inc. (“JPMIM”), an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”), acts as Adviser (the “Adviser”) and Administrator (the “Administrator”) to the Funds.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The Funds are investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 — Investment Companies, which is part of U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect (i) the reported amounts of assets and liabilities, (ii) disclosure of contingent assets and liabilities at the date of the financial statements, and (iii) the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A. Valuation of Investments — Investments are valued in accordance with GAAP and the Funds’ valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

The Administrator has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Funds’ investments. The Administrator implements the valuation policies of the Funds’ investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Funds. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.

A market-based approach is primarily used to value the Funds’ investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.

Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market- based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s net asset value (“NAV”) per share as of the report date.

See the tables on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value level 3 securities held by the Funds at August 31, 2020.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Funds’ investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

68	JPMORGAN INSTITUTIONAL TRUST FUNDS	AUGUST 31, 2020

•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Funds’ assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following tables represent each valuation input as presented on the Schedules of Portfolio Investments (“SOIs”) (amounts in thousands):

Core Bond Trust

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities	$—	$143,849	$56,766	$200,615
Collateralized Mortgage Obligations	—	226,509	28,040	254,549
Commercial Mortgage-Backed Securities	—	71,563	4,556	76,119
Corporate Bonds	—	578,022	—	578,022
Foreign Government Securities	—	9,709	—	9,709
Mortgage-Backed Securities	—	344,141	—	344,141
Municipal Bonds	—	12,882	—	12,882
U.S. Government Agency Securities	—	17,039	—	17,039
U.S. Treasury Obligations	—	446,854	—	446,854
Short-Term Investments
Investment Companies	52,622	—	—	52,622

Total Investments in Securities	$52,622	$1,850,568	$89,362	$1,992,552

Intermediate Bond Trust

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Investments in Securities
Asset-Backed Securities	$—	$9,194	$1,139		$10,333
Collateralized Mortgage Obligations	—	19,750	633		20,383
Commercial Mortgage-Backed Securities	—	7,738	—	(a)	7,738
Corporate Bonds	—	40,475	—		40,475
Foreign Government Securities	—	256	—		256
Mortgage-Backed Securities	—	18,970	—		18,970
U.S. Government Agency Securities	—	133	—		133
U.S. Treasury Obligations	—	37,431	—		37,431
Short-Term Investments
Investment Companies	6,583	—	—		6,583

Total Investments in Securities	$6,583	$133,947	$1,772		$142,302

(a)	Amount rounds to less than one thousand.

AUGUST 31, 2020	JPMORGAN INSTITUTIONAL TRUST FUNDS	69

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2020 (Unaudited)

The following is a summary of investments for which significant unobservable inputs (level 3) were used in determining fair value (amounts in thousands):

Core Bond Trust	Balance as of February 29, 2020		Realized gain (loss)		Change in net unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]		Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of August 31, 2020
Investments in Securities:
Asset-Backed Securities	$72,411		$—	(a)	$(911)	$(52)	$3,656		$(16,334)	$9,342	$(11,346)	$56,766
Collateralized Mortgage Obligations	20,213		—	(a)	209	(491)	1,754		(2,081)	8,436	—	28,040
Commercial Mortgage-Backed Securities	4,846		—		(237)	(65)	12		— (a)	—	—	4,556

Total	$97,470		$—		$(939)	$(608)	$5,422		$(18,415)	$17,778	$(11,346)	$89,362

Intermediate Bond Trust	Balance as of February 29, 2020		Realized gain (loss)		Change in net unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]		Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of August 31, 2020
Investments in Securities:
Asset-Backed Securities	$1,996		$—		$(3)	$— (a)	$150		$(1,307)	$303	$—	$1,139
Collateralized Mortgage Obligations	60		—	(a)	16	— (a)	1		(38)	594	—	633
Commercial Mortgage-Backed Securities	—	(a)	—		— (a)	— (a)	—	(a)	— (a)	—	—	—	(a)

Total	$2,056		$—		$13	$—	$151		$(1,345)	$897	$—	$1,772

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.
(a)	Amount rounds to less than one thousand.

The changes in net unrealized appreciation (depreciation) attributable to securities owned at August 31, 2020, which were valued using significant unobservable inputs (level 3) were as follows (amounts in thousands):

Value
Core Bond Trust	$(931)
Intermediate Bond Trust	11

These amounts are included in Change in net unrealized appreciation/depreciation of investments in non-affiliates on the Statements of Operations.

70	JPMORGAN INSTITUTIONAL TRUST FUNDS	AUGUST 31, 2020

Transfers between level 2 and level 3 are due to a decline or an increase in market activity (e.g. frequency of trades), which resulted in a lack or increase of available market inputs to determine the price for the six months ended August 31, 2020 for the Funds.

Core Bond Trust

Quantitative Information about Level 3 Fair Value Measurements #

(Amounts in thousands)

	Fair Value at August 31, 2020	Valuation Technique(s)	Unobservable Input	Range (Weighted Average) (a)
	$47,140	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 30.00% (8.49%)
			Constant Default Rate	0.00% - 4.92% (0.11%)
			Yield (Discount Rate of Cash Flows)	1.58% - 7.57% (3.43%)

Asset-Backed Securities	47,140

	11,565	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 100.00% (60.43%)
			Constant Default Rate	0.00% - 4.92% (0.98%)
			Yield (Discount Rate of Cash Flows)	1.35% - 25.73% (6.26%)

Collateralized Mortgage Obligations	11,565

	4,556	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 100.00% (1.59%)
			Yield (Discount Rate of Cash Flows)	-0.99% - 10.02% (3.84%)

Commercial Mortgage — Backed Securities	4,556

Total	$63,261

#

The table above does not include certain level 3 securities that are valued by brokers and pricing services. At August 31, 2020, the value of these securities was approximately $26,101,000. The inputs for these securities are not readily available or cannot be reasonably estimated and are generally those inputs described in Note 2.A.

(a)	Unobservable inputs were weighted by the relative fair value of the instruments.

The significant unobservable inputs used in the fair value measurement of the Fund’s investments are listed above. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in the yield and default rate may decrease (increase) the fair value measurement. A significant change in the prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.

Intermediate Bond Trust

Quantitative Information about Level 3 Fair Value Measurements #

(Amounts in thousands)

	Fair Value at August 31, 2020		Valuation Technique(s)	Unobservable Input	Range (Weighted Average) (a)
	$275		Discounted Cash Flow	Constant Prepayment Rate	0.00% - 20.00% (15.51%)
				Constant Default Rate	0.00% - 4.92% (0.40%)
				Yield (Discount Rate of Cash Flows)	3.65% - 4.34% (3.81%)

Asset-Backed Securities	275

	627		Discounted Cash Flow	Constant Prepayment Rate	1.05% - 100.00% (92.77%)
				Constant Default Rate	0.00% - 1.97% (0.14%)
				Yield (Discount Rate of Cash Flows)	1.56% - 5.98% (1.80%)

Collateralized Mortgage Obligations	627

	—	(b)	Discounted Cash Flow	Constant Prepayment Rate	100.00% (100.00%)
				Yield (Discount Rate of Cash Flows)	3.93% (3.93%)

Commercial Mortgage — Backed Securities	—	(b)

Total	$902

#

The table above does not include certain level 3 securities that are valued by brokers and pricing services. At August 31, 2020, the value of these securities was approximately $870,000. The inputs for these securities are not readily available or cannot be reasonably estimated and are generally those inputs described in Note 2.A.

(a)	Unobservable inputs were weighted by the relative fair value of the instruments.
(b)	Amount rounds to less than one thousand.

AUGUST 31, 2020	JPMORGAN INSTITUTIONAL TRUST FUNDS	71

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2020 (Unaudited)

The significant unobservable inputs used in the fair value measurement of the Fund’s investments are listed above. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in the default rate may decrease (increase) the fair value measurement. A significant change in the discount rate or prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.

B. Restricted Securities — Certain securities held by the Funds may be subject to legal or contractual restrictions on resale. Restricted securities generally are resold in transactions exempt from registration under the Securities Act of 1933, as amended (the “Securities Act”). Disposal of these securities may involve time-consuming negotiations and expense. Prompt sale at the current valuation may be difficult and could adversely affect the net asset value of the Funds.

As of August 31, 2020, the Funds had no investments in restricted securities other than securities sold to the Funds under Rule 144A and/or Regulation S under the Securities Act.

C. When-Issued Securities, Delayed Delivery Securities and Forward Commitments — The Funds purchased when-issued securities, including To Be Announced (“TBA”) securities, and entered into contracts to purchase or sell securities for a fixed price that may be settled a month or more after the trade date, or purchased delayed delivery securities which generally settle seven days after the trade date. When-issued securities are securities that have been authorized, but not issued in the market. A forward commitment involves entering into a contract to purchase or sell securities for a fixed price at a future date that may be settled a month or more after the trade date. A delayed delivery security is agreed upon in advance between the buyer and the seller of the security and is generally delivered beyond seven days of the agreed upon date. The purchase of securities on a when-issued, delayed delivery or forward commitment basis involves the risk that the value of the security to be purchased declines before settlement date. The sale of securities on a forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. The Funds may be exposed to credit risk if the counterparty fails to perform under the terms of the transaction. Interest income for securities purchased on a when-issued, delayed delivery or forward commitment basis is not accrued until settlement date.

The Funds had TBA purchase commitments, when-issued securities, forward commitments or delayed delivery securities outstanding as of August 31, 2020, which are shown as Payable for Investment securities purchased — delayed delivery securities on the Statements of Assets and Liabilities. The values of these securities held at August 31, 2020 are detailed in the SOIs.

D. Securities Lending — The Funds are authorized to engage in securities lending in order to generate additional income. The Funds are able to lend to approved borrowers. Citibank N.A. (“Citibank”) serves as lending agent for the Funds, pursuant to a Securities Lending Agency Agreement (the “Securities Lending Agency Agreement”). Securities loaned are collateralized by cash equal to at least 100% of the market value plus accrued interest on the securities lent, which is invested in the Class IM Shares of the JPMorgan U.S. Government Money Market Fund. The Funds retain loan fees and the interest on cash collateral investments but are required to pay the borrower a rebate for the use of cash collateral. In cases where the lent security is of high value to borrowers, there may be a negative rebate (i.e., a net payment from the borrower to the Funds). Upon termination of a loan, the Funds are required to return to the borrower an amount equal to the cash collateral, plus any rebate owed to the borrowers. The remaining maturities of the securities lending transactions are considered overnight and continuous. Loans are subject to termination by the Funds or the borrower at any time.

The net income earned on the securities lending (after payment of rebates and Citibank’s fee) is included on the Statements of Operations as Income from securities lending (net). The Funds also receive payments from the borrower during the period of the loan, equivalent to dividends and interest earned on the securities loaned, which are recorded as Dividend or Interest income, respectively, on the Statements of Operations.

Under the Securities Lending Agency Agreement, Citibank marks to market the loaned securities on a daily basis. In the event the cash received from the borrower is less than 102% of the value of the loaned securities (105% for loans of non-U.S. securities), Citibank requests additional cash from the borrower so as to maintain a collateralization level of at least 102% of the value of the loaned securities plus accrued interest (105% for loans of non-U.S. securities), subject to certain de minimis amounts.

The value of securities out on loan is recorded as an asset on the Statements of Assets and Liabilities. The value of the cash collateral received is recorded as a liability on the Statements of Assets and Liabilities and details of collateral investments are disclosed on the SOIs.

The Funds bear the risk of loss associated with the collateral investments and are not entitled to additional collateral from the borrower to cover any such losses. To the extent that the value of the collateral investments declines below the amount owed to a borrower, the Funds may incur losses that exceed the amount they earned on lending the security. Upon termination of a loan, the Funds may use leverage (borrow money) to repay the borrower for cash collateral posted if the Adviser does not believe that it is prudent to sell the collateral investments to fund the payment of this liability. Securities lending activity is subject to master netting arrangements.

Securities lending also involves counterparty risks, including the risk that the loaned securities may not be returned in a timely manner or at all. Subject to certain conditions, Citibank has agreed to indemnify the Funds from losses resulting from a borrower’s failure to return a loaned security.

72	JPMORGAN INSTITUTIONAL TRUST FUNDS	AUGUST 31, 2020

JPMIM voluntarily waived investment advisory fees charged to the Funds to reduce the impact of the cash collateral investment in the JPMorgan U.S. Government Money Market Fund from 0.15% to 0.06%. For the six months ended August 31, 2020, JPMIM waived fees associated with the Funds’ investment in JPMorgan U.S. Government Money Market Fund as follows (amounts in thousands):

Core Bond Trust	$—	(a)
Intermediate Bond Trust	—	(a)

(a)	Amount rounds to less than one thousand.

The above waiver is included in the determination of earnings on cash collateral investment and in the calculation of Citibank’s compensation and is included on the Statements of Operations as Income from securities lending (net).

The Funds did not have any securities out on loan at August 31, 2020.

E. Investment Transactions with Affiliates — The Funds invested in Underlying Funds which are advised by the Adviser. An issuer which is under common control with the Funds may be considered an affiliate. For the purposes of the financial statements, the Funds assume the issuers listed in the table below to be affiliated issuers. Underlying Funds’ distributions may be reinvested into the Underlying Funds. Reinvestment amounts are included in the purchase cost amounts in the table below. Amounts in the tables below are in thousands.

Core Bond Trust

For the six months ended August 31, 2020
Security Description	Value at February 29, 2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at August 31, 2020	Shares at August 31, 2020	Dividend Income		Capital Gain Distributions
JPMorgan Prime Money Market Fund Class Institutional Shares, 0.17% (a) (b)	$58,446	$387,474	$393,323	$20	$5	$52,622	52,580	$108		$—
JPMorgan U.S. Government Money Market Fund Class IM Shares (a)	619	1,680	2,299	—	—	—	—	1	*	—

Total	$59,065	$389,154	$395,622	$20	$5	$52,622		$109		$—

Intermediate Bond Trust

For the six months ended August 31, 2020
Security Description	Value at February 29, 2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)		Change in Unrealized Appreciation/ (Depreciation)	Value at August 31, 2020	Shares at August 31, 2020	Dividend Income		Capital Gain Distributions
JPMorgan Prime Money Market Fund Class Institutional Shares, 0.17% (a) (b)	$2,364	$13,900	$9,682	$—	(c)	$1	$6,583	6,577	$8		$—
JPMorgan U.S. Government Money Market Fund Class IM Shares (a)	—	76	76	—		—	—	—	—	*(c)	—

Total	$2,364	$13,976	$9,758	$—	(c)	$1	$6,583		$8		$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of August 31, 2020.
(c)	Amount rounds to less than one thousand.
*	Amount is included on the Statements of Operations as Income from securities lending (net) (after payments of rebates and Citibank’s fee).

F. Security Transactions and Investment Income — Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on a specifically identified cost basis. Interest income is determined on the basis of coupon interest accrued using the effective interest method, which adjusts for amortization of premiums and accretion of discounts. Dividend income, net of foreign taxes withheld, if any, is recorded on the ex-dividend date or when a Fund first learns of the dividend.

G. Allocation of Expenses — Expenses directly attributable to a Fund are charged directly to that Fund, while the expenses attributable to more than one fund of the Trust are allocated among the applicable funds.

H. Federal Income Taxes — Each Fund is treated as a separate taxable entity for Federal income tax purposes. Each Fund’s policy is to comply with the provisions of the Internal Revenue Code (the “Code”) applicable to regulated investment companies and to distribute to shareholders all of its

AUGUST 31, 2020	JPMORGAN INSTITUTIONAL TRUST FUNDS	73

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2020 (Unaudited)

distributable net investment income and net realized capital gains on investments. Accordingly, no provision for Federal income tax is necessary. Management has reviewed the Funds’ tax positions for all open tax years and has determined that as of August 31, 2020, no liability for Federal income tax is required in the Funds’ financial statements for net unrecognized tax benefits. However, management’s conclusions may be subject to future review based on changes in, or the interpretation of, the accounting standards or tax laws and regulations. Each Fund’s Federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

I. Distributions to Shareholders — Distributions from net investment income, if any, are generally declared and paid monthly. Net realized capital gains, if any, are distributed by each Fund at least annually. The amount of distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (i.e., that they result from other than timing of recognition — “temporary differences”), such amounts are reclassified within the capital accounts based on their Federal tax basis treatment.

3. Fees and Other Transactions with Affiliates

A. Investment Advisory Fee — Pursuant to Investment Advisory Agreements, the Adviser manages the investments of each Fund and for such services is paid a fee. The investment advisory fee is accrued daily and paid monthly based on each Fund’s respective average daily net assets. The annual rate for each Fund is as follows:

Core Bond Trust	0.28%
Intermediate Bond Trust	0.28

The Adviser waived investment advisory fees and/or reimbursed expenses as outlined in Note 3.E.

B. Administration Fee — Pursuant to Administration Agreements, the Administrator provides certain administration services to each Fund. In consideration of these services, the Administrator receives a fee accrued daily and paid monthly at a rate of 0.10% of the Funds’ average daily net assets, notwithstanding any fee waivers and/or expense reimbursements.

The Administrator waived administration fees as outlined in Note 3.E.

JPMorgan Chase Bank, N.A. (“JPMCB”), a wholly-owned subsidiary of JPMorgan, serves as the Funds’ sub-administrator (the “Sub-administrator”). For its services as Sub-administrator, JPMCB receives a portion of the fees payable to the Administrator.

C. Custodian and Accounting Fees — JPMCB provides portfolio custody and accounting services to the Funds. For performing these services, the Funds pay JPMCB transaction and asset-based fees that vary according to the number of transactions and positions, plus out-of-pocket expenses. The amounts paid directly to JPMCB by the Funds for custody and accounting services are included in Custodian and accounting fees on the Statements of Operations.

Interest income earned on cash balances at the custodian, if any, is included in Interest income from affiliates on the Statements of Operations.

Interest expense paid to the custodian related to cash overdrafts, if any, is included in Interest expense to affiliates on the Statements of Operations.

D. Placement Agent — J.P. Morgan Institutional Investments, Inc. (the “Placement Agent”), a registered broker-dealer affiliated with the Adviser, serves as the Funds’ Placement Agent. The Placement Agent processes subscriptions for shares and provides various sales support activities in connection with the Funds’ private placement of its shares.

E. Waivers and Reimbursements — The Adviser and Administrator have contractually agreed to waive fees and/or reimburse the Funds to the extent that total annual operating expenses (excluding acquired fund fees and expenses, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections and extraordinary expenses) exceed the percentages of the Funds’ respective average daily net assets as shown in the table below:

Core Bond Trust	0.15%
Intermediate Bond Trust	0.15

The expense limitation agreements were in effect for the six months ended August 31, 2020, and are in place until at least until June 30, 2021.

For the six months ended August 31, 2020, the Funds’ service providers waived fees and/or reimbursed expenses for each of the Funds as follows (amounts in thousands). None of these parties expect the Funds to repay any such waived fees and/or reimbursed expenses in future years.

	Contractual Waivers
	Investment Advisory Fees	Administration Fees	Total	Contractual Reimbursements
Core Bond Trust	$1,585	$1,000	$2,585	$—
Intermediate Bond Trust	190	70	260	1

Additionally, the Funds may invest in one or more money market funds advised by the Adviser (affiliated money market funds). The Adviser and Administrator have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each

74	JPMORGAN INSTITUTIONAL TRUST FUNDS	AUGUST 31, 2020

collects from the affiliated money market fund on the applicable Fund’s investment in such affiliated money market fund, except for investments of securities lending cash collateral. None of these parties expect the Funds to repay any such waived fees and/or reimbursed expenses in future years.

The amounts of these waivers/reimbursements resulting from investments in these money market funds for the six months ended August 31, 2020 were as follows (amounts in thousands):

Core Bond Trust	$39
Intermediate Bond Trust	3

F. Other — Certain officers of the Trust are affiliated with the Adviser and the Administrator. Such officers, with the exception of the Chief Compliance Officer, receive no compensation from the Funds for serving in their respective roles.

The Board designated and appointed a Chief Compliance Officer to the Funds pursuant to Rule 38a-1 under the 1940 Act. Each Fund, along with affiliated funds, makes reimbursement payments, on a pro-rata basis, to the Administrator for a portion of the fees associated with the office of the Chief Compliance Officer. Such fees are included in Trustees’ and Chief Compliance Officer’s fees on the Statements of Operations.

The Trust adopted a Trustee Deferred Compensation Plan (the “Plan”) which allows the independent Trustees to defer the receipt of all or a portion of compensation related to performance of their duties as Trustees. The deferred fees are invested in various J.P. Morgan Funds until distribution in accordance with the Plan.

During the six months ended August 31, 2020, Core Bond Trust purchased securities from an underwriting syndicate in which the principal underwriter or members of the syndicate were affiliated with the Adviser.

The Securities and Exchange Commission (“SEC”) has granted an exemptive order permitting the Funds to engage in principal transactions with J.P. Morgan Securities LLC, an affiliated broker, involving taxable money market instruments, subject to certain conditions.

4. Investment Transactions

During the six months ended August 31, 2020, purchases and sales of investments (excluding short-term investments) were as follows (amounts in thousands):

	Purchases (excluding U.S. Government)	Sales (excluding U.S. Government)	Purchases of U.S. Government	Sales of U.S. Government
Core Bond Trust	$374,239	$354,924	$138,960	$233,600
Intermediate Bond Trust	16,080	17,240	862	1,840

5. Federal Income Tax Matters

For Federal income tax purposes, the estimated cost and unrealized appreciation (depreciation) in value of investments held at August 31, 2020 were as follows (amounts in thousands):

	Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Core Bond Trust	$1,850,411	$148,784	$6,643	$142,141
Intermediate Bond Trust	133,328	9,069	95	8,974

At February 29, 2020, the following Fund had the following net capital loss carryforwards (amounts in thousands):

	Capital Loss Carryforward Character
	Short-Term	Long-Term
Intermediate Bond Trust	$760	$—

During the year ended February 29, 2020, the following Funds utilized capital loss carryforwards as follows (amounts in thousands):

	Capital Loss Utilized
	Short-Term	Long-Term
Core Bond Trust	$638	$—
Intermediate Bond Trust	320	37

6. Borrowings

The Funds rely upon an exemptive order granted by the SEC (the “Order”) permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows the Funds to directly lend and borrow money to or from any other fund relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions. The Interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current

AUGUST 31, 2020	JPMORGAN INSTITUTIONAL TRUST FUNDS	75

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2020 (Unaudited)

bank loan rate. The Order was granted to JPMorgan Trust II and may be relied upon by the Funds because the Funds and the series of JPMorgan Trust II are all investment companies in the same “group of investment companies” (as defined in Section 12(d)(1)(G) of the 1940 Act).

The Funds had no borrowings outstanding from another fund during the six months ended August 31, 2020.

The Trust and JPMCB have entered into a financing arrangement. Under this arrangement, JPMCB provides an unsecured, uncommitted credit facility in the aggregate amount of $100 million to certain of the J.P. Morgan Funds, including the Funds. Advances under the arrangement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions. Interest on borrowings is payable at a rate determined by JPMCB at the time of borrowing. This agreement has been extended until November 2, 2020.

The Funds had no borrowings outstanding from the unsecured, uncommitted credit facility during the six months ended August 31, 2020.

The Trust, along with certain other trusts for J.P. Morgan Funds (“Borrowers”), have entered into a joint syndicated senior unsecured revolving credit facility totaling $1.5 billion (“Credit Facility”) with various lenders and The Bank of New York Mellon, as administrative agent for the lenders. This Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Under the terms of the Credit Facility, a borrowing fund must have a minimum of $25,000,000 in adjusted net asset value and not exceed certain adjusted net asset coverage ratios prior to and during the time in which any borrowings are outstanding. If a fund does not comply with the aforementioned requirements, the fund must remediate within three business days with respect to the $25,000,000 minimum adjusted net asset value or within one business day with respect to certain asset coverage ratios or the administrative agent at the request of, or with the consent of, the lenders may terminate the Credit Facility and declare any outstanding borrowings to be due and payable immediately.

Interest associated with any borrowing under the Credit Facility is charged to the borrowing fund at a rate of interest equal to 1.00%, which has increased to 1.25% pursuant to the amendment referenced below, plus the greater of the federal funds effective rate or one month London InterBank Offered Rate (“LIBOR”). The annual commitment fee to maintain the Credit Facility is 0.15% and is incurred on the unused portion of the Credit Facility and is allocated to all participating funds pro rata based on their respective net assets. Effective August 11, 2020, this agreement has been amended and restated for a term of 364 days, unless extended, and to include the change to the interest rate charged for borrowing from the Credit Facility to 1.25%, as noted above, and an upfront fee of 0.075% of the Credit Facility to be charged and paid by all participating funds of the Credit Facility.

The Funds did not utilize the Credit Facility during the six months ended August 31, 2020.

7. Risks, Concentrations and Indemnifications

In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. Each Fund’s maximum exposure under these arrangements is unknown. The amount of exposure would depend on future claims that may be brought against each Fund. However, based on experience, the Funds expect the risk of loss to be remote.

As of August 31, 2020, Intermediate Bond Trust had four individual shareholder and/or non-affiliated omnibus accounts, which represented 71.3% of the Fund’s outstanding shares. Significant shareholder transactions by these accounts may impact the Fund’s performance.

The Funds are subject to interest rate and credit risk. The value of debt securities may decline as interest rates increase. The Funds could lose money if the issuer of a fixed income security is unable to pay interest or repay principal when it is due. The Funds invest in floating rate loans and other floating rate debt securities. Although these investments are generally less sensitive to interest rate changes than other fixed rate instruments, the value of floating rate loans and other floating rate investments may decline if their interest rates do not rise as quickly, or as much, as general interest rates. Many factors can cause interest rates to rise. Some examples include central bank monetary policy, rising inflation rates and general economic conditions. The Funds may face a heightened level of interest rate risk due to certain changes in monetary policy. During periods when interest rates are low or there are negative interest rates, the Funds’ yield (and total return) also may be low or the Funds may be unable to maintain positive returns. The ability of the issuers of debt to meet their obligations may be affected by economic and political developments in a specific industry or region. The value of a Fund’s investments may be adversely affected if any of the issuers or counterparties it is invested in are subject to an actual or perceived deterioration in their credit quality.

The Funds are subject to risks associated with securities with contractual cash flows including asset-backed and mortgage-related securities such as collateralized mortgage obligations, mortgage pass-through securities and commercial mortgage-backed securities, including securities backed by sub-prime mortgage loans. The value, liquidity and related income of these securities are sensitive to changes in economic conditions, including real estate value, pre-payments, delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates. A significant portion of the Funds’ investments are comprised of asset-backed or mortgage-related securities, including securities backed by sub-prime mortgages.

The Funds are subject to the risk that, should the Funds decide to sell an illiquid investment when a ready buyer is not available at a price the Funds deem to be representative of its value, the value of the Funds’ net assets could be adversely affected.

LIBOR is intended to represent the rate at which contributing banks may obtain short-term borrowings from each other in the London interbank market. The regulatory authority that oversees financial services firms and financial markets in the U.K. has announced that, after the end of 2021, it

76	JPMORGAN INSTITUTIONAL TRUST FUNDS	AUGUST 31, 2020

would no longer persuade or compel contributing banks to make rate submissions for purposes of determining the LIBOR rate. As a result, it is possible that commencing in 2022, LIBOR may no longer be available or no longer deemed an appropriate reference rate upon which to determine the interest rate on or impacting certain loans, notes, derivatives and other instruments or investments comprising some or all of the Funds’ portfolios. In light of this eventuality, public and private sector industry initiatives are currently underway to identify new or alternative reference rates to be used in place of LIBOR. There is no assurance that the composition or characteristics of any such alternative reference rate will be similar to or produce the same value or economic equivalence as LIBOR or that it will have the same volume or liquidity as did LIBOR prior to its discontinuance or unavailability, which may affect the value or liquidity or return on certain investments of the Funds and result in costs incurred in connection with closing out positions and entering into new trades. These risks may also apply with respect to changes in connection with other interbank offering rates (e.g., Euribor) and a wide range of other index levels, rates and values that are treated as “benchmarks” and are the subject of recent regulatory reform.

The Funds are subject to infectious disease epidemics/pandemics risk. Recently, the worldwide outbreak of COVID-19, a novel coronavirus disease, has negatively affected economies, markets and individual companies throughout the world. The effects of this COVID-19 pandemic to public health, and business and market conditions, including exchange trading suspensions and closures may continue to have a significant negative impact on the performance of a Fund’s investments, increase a Fund’s volatility, exacerbate other pre-existing political, social and economic risks to the Funds and negatively impact broad segments of businesses and populations. The Funds’ operations may be interrupted as a result, which may have a significant negative impact on investment performance. In addition, governments, their regulatory agencies, or self-regulatory organizations may take actions in response to the pandemic that affect the instruments in which the Funds invest, or the issuers of such instruments, in ways that could also have a significant negative impact on a Fund’s investment performance. The full impact of this COVID-19 pandemic, or other future epidemics/pandemics, is currently unknown.

AUGUST 31, 2020	JPMORGAN INSTITUTIONAL TRUST FUNDS	77

SCHEDULE OF SHAREHOLDER EXPENSES

(Unaudited)

Hypothetical $1,000 Investment

As a shareholder of the Funds, you incur ongoing costs, including investment advisory fees, administration fees, and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these ongoing costs with the ongoing costs of investing in other mutual funds. The examples assume that you had a $1,000 investment in the Funds at the beginning of the reporting period, March 1, 2020, and continued to hold your shares at the end of the reporting period, August 31, 2020.

Actual Expenses

For each Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Fund under the heading titled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of each Fund in the table below provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs or the costs associated with the investment advisory accounts through which the Fund is held. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

	Beginning Account Value March 1, 2020	Ending Account Value August 31, 2020	Expenses Paid During the Period*	Annualized Expense Ratio
JPMorgan Core Bond Trust
Actual	$1,000.00	$1,028.90	$0.77	0.15%
Hypothetical	1,000.00	1,024.45	0.77	0.15

JPMorgan Intermediate Bond Trust
Actual	1,000.00	1,026.80	0.77	0.15
Hypothetical	1,000.00	1,024.45	0.77	0.15

*	Expenses are equal to each Fund’s respective annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

78	JPMORGAN INSTITUTIONAL TRUST FUNDS	AUGUST 31, 2020

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENTS

The Board of Trustees has established various standing committees composed of Trustees with diverse backgrounds, to which the Board of Trustees has assigned specific subject matter responsibilities to further enhance the effectiveness of the Board’s oversight and decision making. The Board of Trustees and its investment committees (money market and alternative products, equity, and fixed income) meet regularly throughout the year and consider factors that are relevant to their annual consideration of investment advisory agreements at each meeting. They also meet for the specific purpose of considering investment advisory agreement annual renewals. The Board of Trustees held meetings in June and August 2020, at which the Trustees considered the continuation of the investment advisory agreements for each Fund whose semi-annual report is contained herein (each an “Advisory Agreement” and collectively, the “Advisory Agreements”). In accordance with SEC guidance, due to the COVID-19 pandemic, the meetings were conducted through video conference. At the June meeting, the Board’s investment committees met to review and consider performance, expense and related information for the J.P. Morgan Funds. Each investment committee reported to the full Board, which then considered the investment committee’s preliminary findings. At the August meeting, the Trustees continued their review and consideration. The Trustees, including a majority of the Trustees who are not parties to an Advisory Agreement or “interested persons” (as defined in the 1940 Act) of any party to an Advisory Agreement or any of their affiliates, approved the continuation of each Advisory Agreement on August 11, 2020.

As part of their review of the Advisory Agreements, the Trustees considered and reviewed performance and other information about the Funds received from the Adviser. This information includes the Funds’ performance as compared to the performance of their peers and benchmarks and analyses by the Adviser of the Funds’ performance. In addition, at each of their regular meetings throughout the year, the Trustees considered reports on the performance of certain J.P. Morgan Funds provided by an independent management consulting firm (“independent consultant”). In addition, in preparation for the June and August meetings, the Trustees requested, received and evaluated extensive materials from the Adviser, including performance and expense information compiled by Broadridge using data from Lipper Inc. and/or Morningstar Inc., independent providers of investment company data (together, “Broadridge”). The Trustees’ independent consultant also provided additional analyses of the performance of the Funds, as well as a risk/return assessment of certain Funds as compared to the Funds’ objectives and peers. Before voting on the Advisory Agreements, the Trustees reviewed the Advisory Agreements with representatives of the Adviser, counsel to the Trust and independent legal counsel and received a memorandum from independent legal counsel to the Trustees discussing the legal standards for their consideration of the Advisory Agree-

ments. The Trustees also discussed the Advisory Agreements in executive sessions with independent legal counsel at which no representatives of the Adviser were present.

A summary of the material factors evaluated by the Trustees in determining whether to approve each Advisory Agreement is provided below. Each Trustee attributed different weights to the various factors and no factor alone was considered determinative. The Trustees considered information provided with respect to the Funds throughout the year including additional reporting and information provided in connection with the market volatility caused by the COVID-19 pandemic, as well as materials furnished specifically in connection with the annual review process. From year to year, the Trustees consider and place emphasis on relevant information in light of changing circumstances in market and economic conditions.

After considering and weighing the factors and information they had received, the Trustees found that the compensation to be received by the Adviser from each Fund under the applicable Advisory Agreement was fair and reasonable under the circumstances and determined that the continuance of each Advisory Agreement was in the best interests of each Fund and its shareholders.

Nature, Extent and Quality of Services Provided by the Adviser

The Trustees received and considered information regarding the nature, extent and quality of services provided to each Fund under the applicable Advisory Agreement. The Trustees took into account information furnished throughout the year at Trustee meetings, as well as the materials furnished specifically in connection with this annual review process. The Trustees considered the background and experience of the Adviser’s senior management, personnel changes, if any, and the expertise of, and the amount of attention given to each Fund by, investment personnel of the Adviser. In addition, the Trustees reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of each Fund and the infrastructure supporting the team, including personnel changes, if any. In addition, the Board considered its discussions with the Adviser regarding the Adviser’s business continuity plan and steps the Adviser was taking to provide ongoing services to the Funds during the COVID-19 pandemic, and the Adviser’s success in continuing to provide services to the Funds and their shareholders throughout this period. The Trustees reviewed information relating to the Adviser’s risk governance model and reports showing the Adviser’s compliance structure and ongoing compliance processes. The Trustees also considered the quality of administration services provided by the Adviser in its role as administrator.

The Trustees also considered their knowledge of the nature and quality of services provided by the Adviser and its affiliates to the Funds gained from their experience as Trustees of the J.P.

AUGUST 31, 2020	JPMORGAN INSTITUTIONAL TRUST FUNDS	79

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENTS

(continued)

Morgan Funds. In addition, they considered the overall reputation and capabilities of the Adviser and its affiliates, the commitment of the Adviser to provide high quality service to the Funds, their overall confidence in the Adviser’s integrity and the Adviser’s responsiveness to questions or concerns raised by them, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to each Fund.

Based upon these considerations and other factors, the Trustees concluded that they were satisfied with the nature, extent and quality of the investment advisory services provided to the Funds by the Adviser.

Costs of Services Provided and Profitability to the Adviser and its Affiliates

The Trustees received and considered information regarding the profitability to the Adviser and its affiliates in providing services to each Fund. The Trustees reviewed and discussed this information. The Trustees recognized that this information is not audited and represents the Adviser’s determination of its and its affiliates’ revenues from the contractual services provided to the Funds, less expenses of providing such services. Expenses include direct and indirect costs and are calculated using an allocation methodology developed by the Adviser. The Trustees also recognized that it is difficult to make comparisons of profitability from fund investment advisory contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the fact that publicly-traded fund managers’ operating profits and net income are net of distribution and marketing expenses. Based upon their review, and taking into consideration the factors noted above, the Trustees concluded that the profitability to the Adviser under each Advisory Agreement was not unreasonable in light of the services and benefits provided to each Fund.

The Trustees also considered that the Adviser earns fees from the Funds for providing administration services. These fees were shown separately in the profitability analysis presented to the Trustees. The Trustees also considered the fees paid to JPMorgan Chase Bank, N.A. (“JPMCB”) for custody and fund accounting, and other related services.

Fall-Out Benefits

The Trustees reviewed information regarding potential “fall-out” or ancillary benefits received by the Adviser and its affiliates as a result of their relationship with the Funds. The Trustees considered that the J.P. Morgan Funds’ operating accounts are held at JPMCB, which, as a result, will receive float benefits for certain J.P. Morgan Funds, as applicable. The

Trustees also noted that the Adviser supports a diverse set of products and services, which benefits the Adviser by allowing it to leverage its infrastructure to serve additional clients, including benefits that may be received by the Adviser and its affiliates in connection with the Fund’s potential investments in other funds advised by the Adviser. The Trustees also reviewed the Adviser’s allocation of fund brokerage for the J.P. Morgan Funds complex, including allocations to brokers who provide research to the Adviser.

Economies of Scale

The Trustees considered the extent to which the Funds may benefit from economies of scale. The Trustees considered that there may not be a direct relationship between economies of scale realized by the Funds and those realized by the Adviser as assets increase. The Trustees considered the extent to which the Funds were priced to scale and whether it would be appropriate to add advisory fee breakpoints. The Trustees noted certain Funds with fee waivers and contractual expense limitations (“Fee Caps”) which allow a Fund’s shareholders to share potential economies of scale from a Fund’s inception, prior to reaching scale. The Trustees also noted that other Funds which had achieved scale as asset levels had increased, no longer had Fee Caps in place, and shared economies of scale through lower average expenses. The Trustees noted that the fees remain satisfactory relative to peer funds. The Trustees considered the benefits to the Funds of the use of an affiliated distributor and custodian, including the ability to rely on existing infrastructure supporting distribution, custodial and transfer agent services and the ability to negotiate competitive fees for the Funds. The Trustees further considered the Adviser’s ongoing investments in its business in support of the Funds, including the Adviser’s investments in trading systems, technology (including improvements to the J.P. Morgan Funds’ website, and cybersecurity improvements), retention of key talent, and regulatory support enhancements. The Trustees concluded that the current fee structure for each Fund, including any Fee Caps the Adviser has in place that serve to limit the overall net expense ratios of each Fund at competitive levels was reasonable. The Trustees concluded that , for Funds with expense caps in place, the relevant Funds’ shareholders received the benefits of potential economies of scale through the Fee Caps and, for Funds that achieved scale and no longer had Fee Caps in place, the relevant Funds’ shareholders benefited from lower average expenses resulting from increased assets. The Trustees also concluded that all Funds benefited from the Adviser’s reinvestment in its operations to serve the Funds and their shareholders. The Trustees noted that, the Adviser’s reinvestment ensures sufficient resources in terms of personnel and infrastructure to support the Funds.

80	JPMORGAN INSTITUTIONAL TRUST FUNDS	AUGUST 31, 2020

Independent Written Evaluation of the Funds’ Chief Compliance Officer

The Trustees noted that, upon their direction, the Chief Compliance Officer for the Funds had prepared an independent written evaluation in order to assist the Trustees in determining the reasonableness of the proposed management fees. The Trustees considered the written evaluation in determining whether to continue the Advisory Agreements.

Fees Relative to Adviser’s Other Clients

The Trustees received and considered information about the nature and extent of investment advisory services and fee rates offered to other clients of the Adviser, including institutional separate accounts, collective investment trusts, ETFs and/or funds sub-advised by the Adviser, for investment management styles substantially similar to that of each Fund. The Trustees considered the complexity of investment management for registered mutual funds relative to the Adviser’s other clients and noted differences, as applicable, in the regulatory, legal and other risks and responsibilities of providing services to the different clients. The Trustees considered that serving as an adviser to a registered mutual fund involves greater responsibilities and risks than acting as a sub-adviser and observed that sub-advisory fees may be lower than those charged by the Adviser to each Fund. The Trustees also noted that the adviser, not the mutual fund, pays the sub-advisory fee and that many responsibilities related to the advisory function are retained by the primary adviser. The Trustees concluded that the fee rates charged to each Fund in comparison to those charged to the Adviser’s other clients were reasonable.

Investment Performance

The Trustees received and considered absolute and/or relative performance information for the Funds in a report prepared by Broadridge. The Trustees considered the total return performance information, which included the ranking of the Funds within a performance universe made up of funds with the same Broadridge investment classification and objective (the “Universe ”), as well as a subset of funds within the Universe (the “Peer Group”), by total return for applicable one-, three- and five-year periods. The Trustees reviewed a description of Broadridge’s methodology for selecting mutual funds in each Fund’s Universe and Peer Group, and noted that Universe and Peer Group rankings were not calculated if the number of funds in the Universe and/or Peer Group did not meet a predetermined minimum. As part of this review, the Trustees also reviewed each Fund’s performance against its benchmark and considered the performance information provided for the Funds at regular Board meetings by the Adviser and the Trustees’ independent consultant and also considered the special analysis prepared by the Trustees’ independent consultant. For certain Funds, the Trustees and Adviser determined that the Peer Group and/or Universe is less meaningful and the independent consultant prepared an analysis of the Fund across various risk and return metrics including tracking error, volatility, total/excess return versus various indices and customized peer group of funds with similar portfolio objectives (as selected by the independent consultant). The Trustees also engaged with the Adviser to consider what steps might be taken to improve performance, as applicable. The Broadridge performance data noted by the Trustees as part of their review and the determinations made by the Trustees with respect to each Fund’s performance is summarized below:

The Trustees noted that the Core Bond Trust’s performance was in the fourth and first quintiles based upon the Peer Group for the one- and three-year periods ended December 31, 2019, respectively, and in the third, first and first quintiles based upon the Universe for the one-, three-, and five-year periods ended December 31, 2019, respectively. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and reviewed the performance analysis and evaluation prepared by the independent consultant. Based upon these discussions and various other factors, the Trustees concluded that the Fund’s performance was satisfactory, under the circumstances.

The Trustees noted that the Intermediate Bond Trust’s performance was in the first quintile based upon the Universe for each of the one-, three-, and five-year periods ended December 31, 2019. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and reviewed the performance analysis and evaluation prepared by the independent consultant. Based upon these discussions and various other factors, the Trustees concluded that the Fund’s performance was satisfactory.

Advisory Fees and Expense Ratios

The Trustees considered the contractual advisory fee rate and administration fee rate paid by each Fund to the Adviser and compared the combined rate to the information prepared by Broadridge concerning management fee rates paid by other funds in the same Broadridge category as each Fund. The Trustees recognized that Broadridge reported each Fund’s management fee rate as the combined contractual advisory fee and the administration fee rates, and that changes made to the administration fee in January 2019, if applicable, were reflected in such rate . The Trustees also reviewed information about other expenses and the expense ratios for each Fund, and noted that Universe and Peer Group rankings were not calculated if the number of funds in the Universe and/or Peer Group did not meet a predetermined minimum. For each Fund that had a Fee Cap in place, the Trustees considered the net advisory fee rate and net expense ratio for each class, as applicable, taking into account any waivers and/or reimbursements. The Trustees also considered any proposed changes to a Fee Cap, and, where deemed appropriate by the Trustee, additional

AUGUST 31, 2020	JPMORGAN INSTITUTIONAL TRUST FUNDS	81

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENTS

(continued)

waivers and/or reimbursements. The Trustees recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds. The Trustees’ determinations as a result of the review of each Fund’s advisory fees and expense ratios are summarized below:

The Trustees noted that the Core Bond Trust’s net advisory fee and actual total expenses were in the first quintile based upon both the Peer Group and Universe. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fees were satisfactory in light of the services provided to the Fund.

The Trustees noted that the Intermediate Bond Trust’s net advisory fee and actual total expenses were in the first quintile based upon both the Peer Group and Universe. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fees were satisfactory in light of the services provided to the Fund.

82	JPMORGAN INSTITUTIONAL TRUST FUNDS	AUGUST 31, 2020

FOR MORE INFORMATION:

INVESTMENT ADVISER

J.P. Morgan Investment Management Inc.

277 Park Avenue

New York, New York 10172

PLACEMENT AGENT

JPMorgan Institutional Investments, Inc.

277 Park Avenue

New York, New York 10172

This report is open and authorized for distribution only to qualified and accredited investors who have received a copy of the Funds’ Confidential Offering Memorandum. This document may not be copied, faxed or otherwise distributed to the general public.

Investors may obtain information about the Securities Investor Protection Corporation (SIPC), including the SIPC brochure, by visiting www.sipc.org or by calling SIPC at 202-371-8300.

Each Fund files a complete schedule of its fund holdings for the first and third quarters of its fiscal year with the SEC as an exhibit to its report on Form N-PORT. Each Fund’s Form N-PORT reports are available on the SEC’s website at http://www.sec.gov.

A copy of proxy policies and procedures is available without charge upon request by calling 1-800-343-1113 and a description of such policies and procedures is on the SEC’s website at www.sec.gov. The Trustees have delegated the authority to vote proxies for securities owned by the Funds to the Adviser. A copy of the Funds’ voting record is available on the SEC’s website at www.sec.gov. The Funds’ proxy voting record will include, among other things, a brief description of the matter voted on for each portfolio security, and will state how each vote was cast, for example, for or against the proposal.

J.P. Morgan Asset Management is the brand name for the asset management business of JPMorgan Chase & Co. and its affiliates worldwide.

© JPMorgan Chase & Co., 2020. All rights reserved. August 2020.	SAN-INSTT-820

ITEM 2. CODE OF ETHICS.

Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 13(a)(1), unless the registrant has elected to satisfy paragraph (f) of this Item by positing its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or third party, that relates to one or more items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

Not applicable to a semi-annual report.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant’s board of directors has determined that the registrant either:

(i) Has at least one audit committee financial expert serving on its audit committee; or

(ii) Does not have an audit committee financial expert serving on its audit committee.

(2) If the registrant provides the disclosure required by paragraph (a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is “independent.” In order to be considered “independent” for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of directors, or any other board committee:

(i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

(ii) Be an “interested person” of the investment company as defined in Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

(3) If the registrant provides the disclosure required by paragraph (a)(1)(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable to a semi-annual report.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption Audit Fees, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

(b) Disclose, under the caption Audit-Related Fees, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(c) Disclose, under the caption Tax Fees, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(d) Disclose, under the caption All Other Fees, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(e) (1) Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

(2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g) Disclose the aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

(h) Disclose whether the registrant’s audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Not applicable to a semi-annual report.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

(a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)). If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrant’s audit committee as specified in Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

(b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17CFR 240.10A-3(d)) regarding an exemption from the listing standards for all audit committees.

Not applicable to a semi-annual report.

ITEM 6. INVESTMENTS.

File Schedule I – Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in Section 210.12-12 of Regulation S-X, unless the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Included in Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.

No material changes to report.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant’s principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) Disclose any change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

There were no changes in the Registrant’s internal control over financial reporting that occurred during the last fiscal quarter covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. EXHIBITS.

(a)	File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

Not applicable.

(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2).

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.

Not applicable.

(b)	A separate or combined certification for each principal executive officer and principal officer of the registrant as required by Rule 30a-2(b) under the Act of 1940.

Certifications pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JPMorgan Institutional Trust

By:	/s/ Brian S. Shlissel
Brian S. Shlissel
President and Principal Executive Officer
November 2, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Brian S. Shlissel
Brian S. Shlissel
President and Principal Executive Officer
November 2, 2020

By:	/s/ Timothy J. Clemens
Timothy J. Clemens
Treasurer and Principal Financial Officer
November 2, 2020